UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09221

Community Capital Trust

(Exact name of Registrant as specified in charter)

________

261 North University Drive

Suite 520

Plantation, FL 33324

(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire

Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2023

Date of reporting period: May 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1) is attached hereto.

Annual Report 2023

COMMUNITY CAPITAL TRUST

May 31, 2023

CCM ALTERNATIVE INCOME FUND (THE “FUND”)

CCM Alternative Income Fund	1

TABLE OF CONTENTS

Manager’s Discussion & Analysis	2
Fund Profile	4
Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	30
Notice to Shareholders	32
Trustees and Officers	33
Approval of Advisory Agreement	36

2	CCM Alternative Income Fund

Manager’s Discussion & Analysis (Unaudited) May 31, 2023

For the twelve months ended May 31, 2023, the stock market (as measured by the S&P 500 Index) returned 2.89% and the bond market (as measured by the Bloomberg U.S. Aggregate Bond Index) returned -2.14%. Calendar year-to-date, the stock market returned 9.64% and the bond market returned 2.46%.

As of fiscal year-end May 31, 2023, inflation was lower compared to the prior fiscal year end, yet interest rates were higher particularly on the front end of the curve where rates rose over 400 basis points inside of 6-months and 185 basis points in the two-year Treasury. Driving the decline in inflation has been a reduction in supply chain issues that the global economy faced post-COVID. Additionally, commodities prices have returned to more normalized levels after Russia’s invasion of Ukraine sent them soaring. However, inflation still remains higher than the Federal Reserve’s target and, combined with tight labor markets, has led to expectations for continued Federal Reserve rate tightening.

Equity markets had a volatile second half in 2022 as the Federal Reserve continued to aggressively tighten monetary policy. However, the U.S. inflation rate peaked in September of 2022, which also coincided with a bottom in equity markets after their aggressive sell-off. Rising interest rates also resulted in a strong outperformance of value stocks over growth stocks.

During the twelve-month period ended May 31, 2023, the Fund returned -6.50% and its 30-day Securities and Exchange Commission (“SEC”) yield was 6.01%. The fund's performance was impacted by negative returns in its holdings of preferred equities and common equities in the financial sector. These securities were impacted by the SVB banking crisis, which caused stock multiples to compress and spreads to widen. The expense ratio for the fund is 1.73%. On May 4, 2023, the Board of Trustees approved the liquidation and termination of the Fund. A prospectus supplement was filed on May 5, 2023, and liquidation began immediately thereafter. As of May 31, 2023, the Fund held two securities, one of which was a money market vehicle.

As of 05/31/23, CCMNX one-year, five-year, and since inception (5/31/13) performance was -6.50%, 0.90%, and 1.82%, respectively.

Returns for periods greater than one year are annualized. Performance quoted is past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. An investor’s investment return and principal value will fluctuate, so that your shares when redeemed may be worth more or less than your initial cost. For the most recent month-end performance, call 877-272-1977. Performance reflects fee waivers, which if not in effect, would have decreased performance.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2023 so that Total Annual Fund Operating Expenses will not exceed 1.85% of the Fund’s average daily net assets attributable to Institutional Shares. If at any time the Fund’s Total Annual Fund Operating Expenses for a year is less than 1.85%, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement.

3

The Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, LLC.

Carefully consider the Fund’s investment objectives, risks, and charges and expenses. This and other information can be found in the Fund’s prospectus which can be obtained by calling 877-272-1977 or by visiting www.ccminvests.com. Please read the prospectus carefully before investing.

This fund involves impact and ESG Risk. The Adviser may select or exclude securities of certain companies for reasons other than performance and, as a result, the Fund may underperform other funds that do not use an impact and ESG screening process. Impact and ESG investing is qualitative and subjective by nature. There is no guarantee that impact and ESG criteria used by the Adviser will reflect beliefs or values of any particular investor.

4	CCM Alternative Income Fund

Fund Profile (Unaudited) May 31, 2023

Annual Total Returns	One Year Ended May 31, 2023	Five Years Ended May 31, 2023	Ten Years Ended May 31, 2023	Inception to Date
CCM Alternative Income Fund — Institutional Shares	-6.50%	0.90%	1.82%	1.82%*
FTSE 3-Month Treasury Bill Index	3.38%	1.51%	0.94%	0.94%*

*	Commenced operations on May 31, 2013. Index return is based on Institutional Shares inception date.

The above illustration compares a $10,000 investment made in the Fund to the FTSE 3-Month Treasury Bill Index. The FTSE 3-Month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

5
Top Ten Holdings*
(% of Net Assets)
FHA Project Loan, 11/01/2025	0.75%

*Excludes Short-Term Investments.

Asset Allocation
(% of Net Assets)
FHA Project Loans	0.75%
Money Market Fund	84.88%
Other Assets Exceeding Liabilities	14.37%
100.00%

6	CCM Alternative Income Fund

Expenses (Unaudited) May 31, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as wire fees; and (2) ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2022 and held for the six-month period ended May 31, 2023.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period* December 1, 2022 Through May 31, 2023
Actual	Institutional Shares	$1,000.00	$956.10	$6.39
Hypothetical (5% return before expenses)	Institutional Shares	$1,000.00	$1,018.40	$6.59

*	Expenses are equal to the annualized expense ratio of 1.31%, including prime broker fees on short sales, for Institutional Shares multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of -4.39% for the period December 1, 2022 to May 31, 2023.

7

Schedule of Investments May 31, 2023

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATION - 0.75%
FHA Project Loans - 0.75%
Pool A35272, 6.95%, 11/01/2025 (a)	$94,775	$93,665
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATION
(Cost $94,652)		93,665
	Shares
SHORT-TERM INVESTMENT - 84.91%
Money Market Fund - 84.91%
First American Government Obligations Fund, Class X, 4.97%, (b)	10,579,114	10,579,114
TOTAL SHORT-TERM INVESTMENT
(Cost $10,579,114)		10,579,114

Total Investments (Cost $10,673,766) - 85.66%		$10,672,779
Other Assets Exceeding Liabilities, Net - 14.34%		1,785,917
NET ASSETS - 100.00%		$12,458,696

(a)	Level 3 security in accordance with fair value hierarchy.
(b)	The rate shown is the 7-day effective yield as of May 31, 2023.

FHA — Federal Housing Administration

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2023:
Assets	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligation	$—	$—	$93,665		$93,665
Short-Term Investment	10,579,114	—	—		10,579,114
Total Investments in Securities	$10,579,114	$—	$93,665	*	$10,672,779

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2022	$2,670,059
Accrued discounts/premiums	(5,213)
Realized gain/(loss)	(172,230)
Change in unrealized appreciation/(depreciation)	195,728
Purchases	—
Sales	(2,594,679)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of May 31, 2023	$93,665
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(569)

For the year ended May 31, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

8	CCM Alternative Income Fund

Statement of Assets and Liabilities as of May 31, 2023

Assets:
Investments, at fair value (identified cost — $10,673,766)	$10,672,779
Receivables:
Due from Broker	1,824,875
Dividends and interest	33,287
Due from Advisor	2,789
Total Assets	$12,533,730
Liabilities:
Payables:
Audit fees	36,300
Transfer agent fees	7,386
Legal fees	7,184
Chief Compliance Officer fees	6,095
Shareholder servicing fees	2,846
Administration fees	2,123
Capital shares redeemed	1,666
Trustees' fees	102
Other accrued expenses	11,332
Total Liabilities	$75,034
Net Assets:	$12,458,696
Net Assets consist of:
Paid-in capital	$24,986,528
Total distributable loss	(12,527,832)
Net Assets	$12,458,696
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 1,594,061 shares outstanding)	$12,458,696
Net Asset Value, offering and redemption price per share — Institutional Shares	$7.82

The accompanying notes are an integral part of the financial statements.

9

Statement of Operations for the fiscal year ended May 31, 2023

Investment Income:
Dividends	$456,659
Interest	664,010
Less: Foreign Taxes Withheld	(7,386)
Total investment income	1,113,283
Expenses:
Investment advisory fees	174,993
Shareholder servicing fees — Institutional Shares	46,665
Prime Broker fees	91,281
Professional fees	47,804
Accounting and administration fees	25,000
Transfer agent fees	24,566
Chief Compliance Officer fees	17,885
Custodian fees	12,731
Trustees' fees	3,503
Registration and filing expenses	3,293
Other	10,976
Total expenses	458,697
Less:
Investment advisory fees waived	(47,107)
Net expenses	411,590
Net investment income	701,693
Realized gain (loss) on:
Investments	(1,663,557)
Futures contracts	633,545
Written option contracts	49,046
Foreign currency transactions	(27,792)
Net realized gain (loss)	(1,008,758)
Net change in unrealized appreciation (depreciation) on:
Investments	(982,718)
Futures contracts	(383,531)
Written option contracts	21,085
Foreign currency translation	(29)
Net change in unrealized appreciation/(depreciation)	(1,345,193)
Net realized and unrealized loss	(2,353,951)
Net decrease in net assets resulting from operations:	$(1,652,258)

The accompanying notes are an integral part of the financial statements.

10	CCM Alternative Income Fund

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022
Operations:
Net investment income	$701,693	$678,325
Net realized gain (loss)	(1,008,758)	1,912,779
Net change in unrealized depreciation	(1,345,193)	(1,334,422)
Net increase (decrease) in net assets resulting from operations	(1,652,258)	1,256,682
Distributions	(642,745)	(624,467)
Return of Capital	(265,533)	(233,517)
Total distributions	(908,278)	(857,984)
Capital share transactions:
Institutional Shares
Shares issued	5,832,588	6,398,913
Shares reinvested	845,541	757,230
Shares redeemed	(17,887,902)	(4,565,595)
Increase (decrease) in net assets from capital share transactions	(11,209,773)	2,590,548
Increase (decrease) in net assets	(13,770,309)	2,989,246
Net Assets:
Beginning of year	26,229,005	23,239,759
End of year	$12,458,696	$26,229,005
Share Transactions:
Institutional Shares
Shares Issued	695,182	736,066
Shares reinvested	102,318	87,500
Shares redeemed	(2,221,960)	(531,043)
Increase (decrease) in shares	(1,424,460)	292,523
Institutional Shares outstanding at beginning of year	3,018,521	2,725,998
Institutional Shares at end of year	1,594,061	3,018,521

The accompanying notes are an integral part of the financial statements.

\
11

Financial Highlights - Per share data (for a share outstanding throughout each year)

	Institutional Shares
	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019
Net Asset Value, Beginning of Year	$8.69	$8.53	$7.26	$9.28	$9.46
Investment Operations: Net investment income(a)	0.25	0.23	0.36	0.44	0.42
Net realized and unrealized gain (loss) on investments	(0.80)	0.23	1.37	(1.95)	(0.15)
Total from investment operations	(0.55)	0.46	1.73	(1.51)	0.27
Distributions from:
Net investment income	(0.23)	(0.22)	(0.10)	(0.48)	(0.36)
Net capital gains	—	—	—	—	—
Net return of capital	(0.09)	(0.08)	(0.36)	(0.03)	(0.09)
Total distributions	(0.32)	(0.30)	(0.46)	(0.51)	(0.45)
Net Asset Value, End of Year	$7.82	$8.69	$8.53	$7.26	$9.28
Total return	(6.50)%	5.41%	24.47%	(17.15)%	2.87%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$12,459	$26,229	$23,240	$29,118	$54,911
Ratio of expenses to average net assets Before fee waiver	1.97%	1.72%	2.11%	1.78%	1.91%
After fee waiver(b)	1.76%	1.72%	1.82%	1.71%	1.91%
Ratio of net investment income to average net assets	3.01%	2.69%	4.60%	4.90%	4.49%
Portfolio turnover rate	31%	35%	51%	67%	75%

(a)	Based on the average daily number of shares outstanding during the year.
(b)

Excluding dividend and prime broker fees on securities sold short, the ratio of expenses to average net assets would have been 1.37% for the year ended May 31, 2023, 1.51% for the year ended May 31, 2022, 1.38% for the year ended May 31, 2021, 1.31% for the year ended May 31, 2020, and 1.36% for the year ended May 31, 2019.

The accompanying notes are an integral part of the financial statements.

12	CCM Alternative Income Fund

Notes to Financial Statements May 31, 2023

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Alternative Income Fund (the “Fund”). The Fund is classified as a diversified portfolio under the Act. The Fund offers one class of shares of beneficial interest, which has been designated as Institutional Shares. The Fund commenced investment operations on May 31, 2013. Community Capital Management, LLC (the “Advisor”) is the Fund’s investment advisor. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. The Fund’s portfolio securities are priced based on the market value of those securities when market quotations for those securities are readily available. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, as the Trust's valuation designee, subject to the oversight of the Fund’s Board of Trustees. The Advisor, as the Fund's valuation designee, must use its business judgment in determining when a price for a particular security is not "readily available." In making this determination, the Advisor may consider all relevant factors, which may include, among other things: (i) a pricing service or quoting dealer no longer provides prices, or data is otherwise missing with respect to a particular security priced by that service or dealer; (ii) a price obtained from a pricing service is plainly in error; (iii) there is no market quotation available because the security is restricted or not actively traded; (iv) the security is "when-issued" or to be announced and the price is not available until the security has been "issued"; (v) the security's price includes a component for dividends or interest income accrued; (vi) prices obtained from a service regularly display unacceptable deviations from actual transactions in similar securities; (vii) the Advisor determines that matrix pricing provides a more accurate valuation; (viii) spreads between bids and asked prices are so large as to render them questionable; or (ix) a significant event occurs after the close of trading on a market in which a portfolio security trades and before the Fund's valuation

13

time. The use of fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospective lives, using the effective interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service. Independent pricing services may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced by the Advisor, as valuation designee, using the Fair Value Valuation Procedures listed below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

The value of agency commercial mortgage-backed securities and single family mortgage-backed securities may be determined by quotations from market makers, quotations with respect to similar securities, and matrix pricing. The value of asset-backed securities, municipal bonds, and corporate bonds may be determined by quotations from market makers, quotations with respect to similar securities and matrix pricing.

At May 31, 2023, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $93,665.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid

14	CCM Alternative Income Fund

to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2023. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2023	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$93,665	Matrix Pricing	Structure Average Life Years Spread to Benchmark	Out of lockout with a maturity in 30 months. 0.25 Years N+255

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the

15

unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Dividend income from real estate investment trust ("REIT") and master limited partnership ("MLP") investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. Distributions received from the REITs and MLPs in which the Fund invests may be classified as return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “IRC”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as

16	CCM Alternative Income Fund

applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Futures Contracts. The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of May 31, 2023.

Options Written/Purchased. The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or

17

securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised.

The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund may employ an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options, if any, are presented in the Schedule of Investments.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

Securities Sold Short. The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Advisor believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the times it is sold and when

18	CCM Alternative Income Fund

the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Short sales are collateralized by pledged securities held at the custodian, U.S. Bank N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Federal Funds Rate plus 75 basis points on the amount of any shortfall in the required cash margin. Refer to the Statement of Assets and Liabilities for amounts due to/from broker.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

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Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2023 were as follows:

	Shares	Amount
Institutional Shares
Shares issued	695,182	$5,832,588
Shares reinvested	102,318	845,541
Shares redeemed	(2,221,960)	(17,887,902)
Net Decrease	(1,424,460)	$(11,209,773)

Transactions in shares of the Fund for the fiscal year ended May 31, 2022 were as follows:

	Shares	Amount
Institutional Shares
Shares issued	736,066	$6,398,913
Shares reinvested	87,500	757,230
Shares redeemed	(531,043)	(4,565,595)
Net Increase	292,523	$2,590,548

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, short sales, purchases to cover, options, premiums paid and received, and futures, by the Fund for the year ended May 31, 2023, were as follows:

Purchases:
U.S. Government	$–
Other	6,886,239
Sales and Maturities:
U.S. Government	$3,300,225
Other	28,323,494

At May 31, 2023, the cost of investments for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$10,673,766
Gross unrealized appreciation	—
Gross unrealized depreciation	(987)
Net depreciation on investments	$(987)

20	CCM Alternative Income Fund

Note 4 – DERIVATIVE TRANSACTIONS

Derivative instruments and hedging activities require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows.

The effect of derivative instruments on the Statement of Operations for the year ended May 31, 2023, was as follows:

The amount of realized and unrealized gain (loss) on derivatives:

	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest rate contracts
Futures Contracts	$446,550	$(368,413)
Equity contracts
Futures Contracts	31,722	(15,118)
Options	49,046	21,085
Foreign Exchange
Futures Contracts	155,273	—
	$682,591	$(362,446)

The following table discloses the average monthly volume of the Fund’s futures contracts and option contracts activity during the year ended May 31, 2023:

	Interest Rate Contracts $	Equity Contracts $
Future Contracts:
Average Notional Balance Long	$—	$—
Average Notional Balance Short	$(7,706,224)	$(2,548,252)
Options Contracts
Average Notional Balance Long	$—	$—
Average Notional Balance Short	$—	$(5,616)

Note 5 – ADVISORY, SUB-ADVISORY AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.75% of the Fund’s average daily net assets.

For the year ended May 31, 2023, the Advisor was entitled to receive advisory fees of $174,993.

The Trust has adopted a Services Plan with respect to the Fund’s Institutional Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide

21

certain personal liaison and administrative support services to their customers who are the beneficial owners of Institutional Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily NAV of the Institutional Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.20% under the Services Plan for personal liaison and administrative support services through May 31, 2023. For the year ended May 31, 2023, the Fund incurred expenses under the Services Plan of $46,665.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2023 to the extent total annualized expenses exceed 1.85% of the average daily net assets of the Institutional Shares. If at any time the Fund’s Total Annual Fund Operating Expenses for a year is less than 1.85%, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement.

As of May 31, 2023, fees previously waived and reimbursed by the Advisor which may be subject to possible future recoupment by the Advisor are as follows:

Expense Deferred in the Year Ending May 31,
2021	2022	2023
Subject to Repayment until May 31,
2024	2025	2026	Total
$70,396	$1,351	$47,107	$118,854

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise.

22	CCM Alternative Income Fund

Accordingly, the permanent differences primarily consist of different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, foreign currency translations, long-term reclass, Perpetual Bond adjustment, partnership adjustment, and reclassification of long term capital gain distribution on REITs. The permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of May 31, 2023 is primarily related to partnership adjustment and nondeductible excise tax:

Increase Distributable Earnings	Decrease Paid-in Capital
$16,428	$(16,428)

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2023	Fiscal Year Ended May 31, 2022
Distributions declared from:
Ordinary income	$642,745	$624,467
Return of Capital	265,533	233,517
Total Distributions	$908,278	$857,984

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2023, the components of accumulated losses on a tax basis were as follows:

Capital loss carryforwards	$(12,520,991)
Other temporary differences	4
Late-Year Loss Deferral	(5,858)
Unrealized depreciation, net	(987)
Accumulated losses, net	$(12,527,832)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of May 31, 2023, the Fund had capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$9,923,831	$2,597,160	$12,520,991

During the year ended May 31, 2023, the Fund did not utilize capital loss carryforwards to offset capital gains.

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Note 7 – CONCENTRATION/RISK

The Fund closed to new investments as of May 8, 2023, and as of the date of this report, the Fund was in liquidation and was in the process of transitioning the Fund's portfolio securities to cash and/or cash equivalents. The Fund was liquidated on June 2, 2023. The following provides more detail about the principal risks of the Fund prior to its closure and liquidation. Please see Note 9 for additional information. A more complete list of risks can be found in the Fund’s most recent prospectus.

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, disease (including pandemics), embargoes, tariffs or other trade barriers and international economic, political and regulatory developments.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Corporate Bond Risk: Corporate bonds, which are debt instruments issued by corporations to raise capital, have priority over preferred securities and common stock in an issuer's capital structure, but may be subordinated to an issuer's other debt instruments. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors' perceptions of the creditworthiness of the issuer, the issuer's financial performance, perceptions of the issuer in the market place, performance of the issuer's management, the issuer's capital structure, the use of financial leverage and demand for the issuer's goods and services, and by factors

24	CCM Alternative Income Fund

not directly related to the issuer such as general market liquidity. The market value of corporate bonds generally may be expected to rise and fall inversely with interest rates, and as a result, corporate bonds may lose value in a rising-rate environment. To the extent the Fund holds below investment-grade corporate bonds, such bonds are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in the credit rating of a debt security or of the issuer of a debt security or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

Derivatives Risk: Derivatives may pose risks in additional to, or greater than, those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps. Fluctuations in the value of derivative instruments may not correlate perfectly with the overall securities markets.

25

On October 28, 2020, the SEC adopted Rule 18f-4 under the 1940 Act providing for the regulation of the use of derivatives and certain related instruments by registered investment companies. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program and prescribes reporting requirements in respect of derivatives. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. The Fund was required to comply with Rule 18f-4 beginning August 19, 2022 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Environmental, Social and Governance (ESG) Investing Risk: There may be a risk stemming from the environmental, social and governance ("ESG") factors that the Fund applies in analyzing the portfolio composition of the Fund. The Advisor considers ESG standings of its holdings when analyzing the Fund’s portfolio composition. This may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG standings. ESG standings are only one factor the Advisor considers in managing the Fund’s portfolio and not all securities in the portfolio of the Fund have a high ESG standing. Further, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the Fund may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their ESG investing practices. Among other things, the proposed requirements would mandate that funds meeting one of three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosures related to the ESG factors, criteria and processes used in managing the fund. The proposal's impact on the Fund will not be known unless and until any final rule is adopted. The regulatory landscape with respect to ESG investing in the United States and abroad is evolving and any future rules or regulations may require the Fund to change its ESG investment process.

Financial Sector Risk: Financial sector risk is the risk that the Fund will be impacted by events affecting the financial sector if it invests a relatively large percentage of its assets in that sector, adversely affecting the Fund’s performance. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competitions and the availability and cost of capital, among other factors.

Fixed Income Investments: The Fund may invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money

26	CCM Alternative Income Fund

market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including (without limitation) fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The credit quality of securities held in the Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple rating organizations, the Fund treats the security as being rated in the lower rating category.

Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Hedging Transactions Risk: The Advisor, from time to time, may employ various hedging techniques. The success of the Fund's hedging strategy will be subject to the Advisor's ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund's hedging strategy will also be subject to the Advisor's ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Advisor may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

Investment Company Risk: Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company. Certain exchange-traded funds or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

The SEC recently adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While new Rule 12d1-

27

4 permits more types of fund of fund arrangements without reliance on an exceptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds' shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022.

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The NAV of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Municipal Securities Risk: Municipal securities risk is the risk that municipal securities may be subject to credit/default risk, interest rate risk, liquidity risk and certain additional risks. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such

28	CCM Alternative Income Fund

as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

Preferred Stock Risk: Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond holders. Unlike most debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, typically may not be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Small- and Medium-Sized Companies Risk: The Fund may invest in companies that are smaller, less established, with less liquid markets for their securities, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the frequency and volume of trading in small- and medium-size companies is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.

29

Note 8 – NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (ASU 2021-01), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect any impact to the Fund’s net assets or results of operations.

Note 9 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements, other than as noted below.

At a meeting held on May 4, 2023, the Fund's Board of Trustees, upon the recommendation of the Advisor, determined that it was in the best interests of the shareholders of the Fund to close and liquidate the Fund, and the Board of Trustees approved a Plan of Liquidation and Termination under which the Fund would liquidate and terminate. The Fund closed for new investments on May 8, 2023 and liquidated on June 2, 2023.

30	CCM Alternative Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of CCM Alternative Income Fund and the Board of Trustees of Community Capital Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of CCM Alternative Income Fund, one of the funds constituting Community Capital Trust (the “Fund”), including the schedule of investments, as of May 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2023, by correspondence with the custodian and brokers; when replies were not

31

received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

July 27, 2023

We have served as the auditor of one or more Community Capital Trust investment companies since 2019.

32	CCM Alternative Income Fund

May 31, 2023

Proxy Policies (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

Quarterly Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

Notice to Shareholders (Unaudited)

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)
41.07%	0.00%	58.93%	100.00%	33.32%

Qualifying Dividend Income(2)	Qualifying Business Income(3)	U.S. Government Interest(4)	Interest Related Dividends(5)	Short Term Capital Gain Dividends(6)
39.48%	16.68%	7.57%	44.34%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

(4)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(5)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(6)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

33

Trustees and Officers (Unaudited) May 31, 2023

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

34	CCM Alternative Income Fund

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee During Past 5 Years[4]
INDEPENDENT TRUSTEES
John E. Taylor Age 73	Chairman of the Board and Trustee	6/1/99	President & Director, Community Consulting, Inc., August 2021 to present; President and Founder, National Community Reinvestment Coalition, January 1992 to August 2021.	2	None
Heinz Riehl Age 87	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present.	2	None
Irvin M. Henderson Age 67	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present; Chair of Gateway CDC, April 2021 to present; Editorial Board Member of the Novogradac Journal of Tax Credits, May 2021 to present.	2	None
Robert O. Lehrman Age 86	Trustee	9/29/00	Business consultant and special counsel, 1997 to present; formerly, director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None
Mirian Saez Age 66	Trustee	6/26/19	Director of Island Operations, City and County of San Francisco, 2006 to July 2020; Executive Advisory Council, Leadership California, Inc. (a non-profit), 2013 to present; Executive Committee, Mercy Housing California, Inc. (a nonprofit), 2014 to present; formerly: Co-Chair Finance Committee, WDC Board of Education; Oversight Board, Resolution Trust Corporation.	2	None
Robert Dickerson Age 70	Trustee	1/23/20	Executive Director, Birmingham Business Resource Center (business management consulting), 1996 to present; Chief Executive Officer, Birmingham City Wide Local Development Company, 1996 to present.	2	None

35

Name, Address and Age	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years
OFFICERS
Alyssa D. Greenspan c/o Community Capital Management, LLC 261 North University Drive Suite 520 Plantation, FL 33324 Age 51	President	1/22/21 (previously served as Vice President since 2010)

Chief Executive Officer (since 2023) and President (since January 2015), Community Capital Management, LLC; Chief Operating Officer, Community Capital Management, LLC since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, LLC since May 2003.

Jessica Botelho c/o Community Capital Management, LLC 261 North University Drive Suite 520 Plantation, FL 33324 Age 40	Vice President	10/21/16

Director of CRA & Impact Research, Community Capital Management, LLC since July 2017; Director, Shareholder Relations, Community Capital Management, LLC since May 2015; Associate Director, Shareholder Relations, Community Capital Management, LLC from May 2013 to April 2015.

James Malone, CFA c/o Community Capital Management, LLC 261 North University Drive Suite 520 Plantation, FL 33324 Age 52	Treasurer	4/1/14	Chief Financial Officer of Community Capital Management, LLC since July 2013; Director of Investment Platforms, since September 2011.
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 55	Chief Compliance Officer	12/18/09	President, Little Consulting Group, Inc. since 2011; Managing Member, SEC Compliance Alliance, LLC since 2012; Chief Compliance Officer of Community Capital Management, LLC since January 2010.
Michael P. Malloy Faegre Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 64	Secretary	6/1/99	Partner, Faegre Drinker Biddle & Reath LLP (formerly, Drinker Biddle & Reath LLP) (law firm) since 1993.

1	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, LLC 261 North University Drive, Suite 520, Plantation, FL 33324.
2

Each Trustee holds office until he or she resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one-year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and The CCM Community Impact Bond Fund.
4	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

36	CCM Alternative Income Fund

Approval of Advisory Agreement (Unaudited) May 31, 2023

At a meeting held on May 4, 2023, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor with respect to the Fund for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement including, in particular, a letter from the Advisor responding to specific questions from the Trustees relating to the Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered: (i) the nature, extent and quality of the services provided to the Fund by the Advisor including, but not limited to, a review of the complexity of services provided and whether the services are provided in a satisfactory and efficient manner; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Trust; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Fund and the Advisor’s separate account fees; (vi) an evaluation of the investment performance of the Fund relative to other comparable funds and relevant indices; (vii) an evaluation of the fee structure, any fee waivers, and the Fund’s expense ratio, and a comparison of them in relation to those of similar funds and other clients of the Advisor; (viii) the Advisor’s financial statements and profitability; (ix) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust; (x) whether fee levels reflect the extent to which economies of scale would be realized as the Fund grows for the benefit of the Fund’s shareholders; (xi) the Advisor’s policies and procedures that are in place to address, among other things, informational and cyber-related security; and (xii) the Advisor’s current plans for facilitating compliance with new Securities and Exchange Commission rules and related amendments.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement, including the matters covered at the April 14, 2023 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to the Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement.

After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor has the resources, capabilities and personnel necessary to manage the Fund; (ii) based on the services that the Advisor provides to the Fund under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation paid to the Advisor was fair and equitable; (iii) the Advisor’s direct and indirect expenses in providing advisory services to the Fund were reasonable; (iv) the difference in management fees

37

Approval of Advisory Agreement (Unaudited) May 31, 2023

between the Fund and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; and (v) breakpoints were not relevant at this time given the Fund’s asset size. It was noted that the Trustees had approved a plan of liquidation for the Fund and that the renewal of the Fund’s Advisory Agreement was being proposed for the earlier of an additional one-year period or until the completion of the Fund’s liquidation.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to continue the Advisory Agreement with the Advisor for the earlier of an additional one-year period or until the completion of the Fund’s liquidation.

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Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Apex Funds Services

Three Canal Plaza, Group Floor

Portland, ME 04101

Legal Counsel:

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

Robert Dickerson, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

261 North University Drive ■ Suite 520 ■ Plantation, FL 33324

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Annual Report 2023

COMMUNITY CAPITAL TRUST

May 31, 2023

CCM COMMUNITY IMPACT BOND FUND (THE “FUND”)

1

Dear Shareholder:

On behalf of the Board of Trustees of Community Capital Trust, I am pleased to present the CCM Community Impact Bond Fund (the “Fund”) Annual Report to Shareholders for the year ended May 31, 2023.

The Fund continued to demonstrate consistent financial performance and success identifying and purchasing securities that finance economic and community development activities throughout the nation. In fact, the Fund has now invested approximately $11.8 billion in targeted and impactful investments.

The impact of the Fund’s investments can be seen today in all 50 states - in cities, towns, and neighborhoods - that have benefited from funding made possible by the securities purchased by the Fund.

We applaud the disciplined and productive efforts of Community Capital Management, LLC, registered investment advisor to the Fund, and we thank you, our shareholders, for your investments. We appreciate your continued confidence.

Sincerely,

John Taylor

Chairman, Board of Trustees

2	The CCM Community Impact Bond Fund

TABLE OF CONTENTS

Letter to Shareholders	1
Manager’s Discussion & Analysis	3
Fund Profile	5
Expenses	7
Schedule of Investments	8
Statement of Assets and Liabilities	56
Statement of Operations	57
Statements of Changes in Net Assets	58
Financial Highlights	60
Notes to Financial Statements	63
Report of Independent Registered Public Accounting Firm	77
Notice to Shareholders	79
Trustees and Officers	80
Approval of Advisory Agreement	83

3

Manager’s Discussion & Analysis (Unaudited) May 31, 2023

For the twelve months ended May 31, 2023, the stock market (as measured by the S&P 500 Index) returned 2.89% and the bond market (as measured by the Bloomberg U.S. Aggregate Bond Index) returned -2.14%. Calendar year-to-date, the stock market returned 9.64% and the bond market returned 2.46%.

As of fiscal year-end May 31, 2023, inflation was lower compared to the prior fiscal year end, yet interest rates were higher particularly on the front end of the curve where rates rose over 400 basis points inside of 6-months and 185 basis points in the two-year Treasury. Driving the decline in inflation has been a reduction in supply chain issues that the global economy faced post-COVID. Additionally, commodities prices have returned to more normalized levels after Russia’s invasion of Ukraine sent them soaring. However, inflation still remains higher than the Federal Reserve’s target and, combined with tight labor markets, has led to expectations for continued Federal Reserve rate tightening.

During the twelve-month period ended May 31, 2023, the Institutional Share Class of the CCM Community Impact Bond Fund (the “Fund”) returned -1.97%. The Fund’s benchmark, the Intermediate component of the Bloomberg U.S. Aggregate Index, returned -1.27% over the 12-month period. The CRA Share Class and Retail Share Class returned -2.41% and -2.42%, respectively, over the same period. The Fund’s underweight allocation to BBB-rated securities, Corporate Bonds, and 15-year mortgage-backed securities, all negatively impacted relative performance.

In the benchmark, U.S. Corporate bonds (as measured by the U.S. Corporate sub-sector of the Intermediate component of the Bloomberg U.S. Aggregate Index) generated the highest total return among the three major sectors. Corporates returned 0.03% compared to -2.68% for U.S. MBS (as measured by the U.S. MBS sub-sector of the Intermediate component of the Bloomberg U.S. Aggregate Index) and -0.82% for Treasury bonds (as measured by the U.S. Treasury sub-sector of the Intermediate component of the Bloomberg U.S. Aggregate Index).

At the end of May 2023, duration1 was 4.67 years. The SEC 30-day yield for the CRA, Institutional, and Retail Share Classes was 2.54%, 2.99% and 2.64%, respectively. The annual operating expenses for the Fund’s CRA Shares, Institutional Shares, and Retail Shares is 0.89%, 0.44% and 0.79%, respectively.

[1]	Duration is a calculation for bonds with embedded options; considers that expected cash flows will fluctuate as interest rates change.

As of 05/31/23, the average annual returns for CRAIX for 1-year, 5-year, 10-year and since inception (8/30/1999) were -2.41%; -0.05%; 0.53%; and 3.05%. The average annual returns for CRANX for 1-year, 5-year, 10-year and since CRANX inception (3/2/2007) were -1.97%; 0.42%; 0.98%; and 2.42%. The average annual returns for CRATX for the same periods were -2.42%; 0.05%; 0.63% and 2.06%.

Returns for periods greater than one year are annualized. Performance quoted is past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. An investor’s investment return and principal value will fluctuate,

4	The CCM Community Impact Bond Fund

so that your shares when redeemed may be worth more or less than your initial cost. For most recent month-end performance, call 877-272-1977.

The Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, LLC.

Investing involves risk, including possible loss of principal. Bonds and bond funds will decrease in value as interest rates rise. The Fund is not diversified. There is no guarantee the objective of the Fund will be achieved.

Carefully consider the Fund’s investment objectives, risks, charges, and expenses. This and other information can be found in the Fund’s prospectus, which can be obtained by calling 877-272-1977. Please read it carefully before investing.

This fund involves impact and ESG Risk. The Adviser may select or exclude securities of certain companies for reasons other than performance and, as a result, the Fund may underperform other funds that do not use an impact and ESG screening process. Impact and ESG investing is qualitative and subjective by nature. There is no guarantee that impact and ESG criteria used by the Adviser will reflect beliefs or values of any particular investor.

5

Fund Profile (Unaudited) May 31, 2023

Annual Total Returns (1)	One Year Ended May 31, 2023	Five Years Ended May 31, 2023	Ten Years Ended May 31, 2023	Inception to Date
CCM Community Impact Bond Fund — CRA Shares	-2.41%	-0.05%	0.53%	3.05%*
CCM Community Impact Bond Fund — Institutional Shares	-1.97%	0.42%	0.98%	2.42%**
CCM Community Impact Bond Fund — Retail Shares	-2.42%	0.05%	0.63%	2.06%**
Bloomberg Intermediate U.S. Aggregate Index	-1.27%	0.94%	1.27%	3.77%*

*	Commenced operations on August 30, 1999. Index return is based on CRA shares inception date.

**	Commenced operations on March 2, 2007.

(1)	The Fund changed its investment objective and strategy effective May 1, 2021. Performance information for periods prior to May 1, 2021 does not reflect the current investment strategy.

The above illustration compares a $500,000 investment made in the Fund to the Bloomberg Intermediate U.S. Aggregate Index (the “Intermediate U.S. Aggregate Index”). The Intermediate U.S. Aggregate Index measures the performance of intermediate-term investment grade bonds.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

6	The CCM Community Impact Bond Fund
Top Ten Holdings*
(% of Net Assets)
U.S. Treasury Notes, 05/15/2033	1.10%
U.S. Treasury Notes, 01/31/2030	1.06%
Prologis, 01/15/2033	1.05%
U.S. Treasury Notes, 03/31/2028	1.00%
FHLMC, 09/01/2052	1.00%
Bank of America Corp., 11/10/2028	0.95%
FNMA, 11/01/2052	0.76%
U.S. Treasury Notes, 04/30/2030	0.76%
Bank of America Corp. MTN, 12/06/2025	0.72%
Goldman Sachs Group, 06/15/2027	0.72%
9.12%

*Excludes Short-Term Investments.

Asset Allocation (% of Net Assets)
Asset-Backed Securities	4.48%
Bank Deposit	1.25%
Communication Services	1.06%
Consumer Discretionary	0.59%
Consumer Staples	0.39%
FGLMC Single Family	1.73%
FHA Project Loans	0.16%
FHLMC Single Family	9.16%
FHMS Multifamily	4.82%
Financials	8.15%
FNMA Multifamily	10.02%
FNMA Single Family	21.34%
FRESB Multifamily Mortgage Pass-Through Certificate	0.45%
GNMA Multifamily	11.76%
GNMA Single Family	0.47%
Government-Related	0.09%
HUD	0.01%
Information Technology	0.76%
Money Market Fund	0.78%
Municipal Bonds	11.29%
Non-Agency CMBS	0.43%
Real Estate	1.22%
Small Business Administration	0.60%
Small Business Administration Participation Certificates	0.82%
Small Business Investment Company Certificates	0.52%
Tennessee Valley Authority	0.38%
U.S. Treasury Notes	7.57%
USDA Loan	0.01%
Utilities	0.14%
Liabilities in Excess of Other Assets	(0.45)%
100.00%

7

Expenses (Unaudited) May 31, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as wire fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2022 and held for the six-month period ended May 31, 2023.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period* December 1, 2022 Through May 31, 2023
Actual	CRA Shares	$1,000.00	$1,013.80	$4.47
	Institutional Shares	1,000.00	1,016.10	2.21
	Retail Shares	1,000.00	1,013.30	3.97
Hypothetical	CRA Shares	$1,000.00	$1,020.49	$4.48
(5% return	Institutional Shares	1,000.00	1,022.74	2.22
before expenses)	Retail Shares	1,000.00	1,020.99	3.98

*	Expenses are equal to the annualized expense ratio of 0.89%, 0.44% and 0.79% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 1.38%, 1.61% and 1.33% for the period December 1, 2022 to May 31, 2023 for CRA Shares, Institutional Shares and Retail Shares, respectively.

8	The CCM Community Impact Bond Fund

Schedule of Investments May 31, 2023

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 62.25%
FGLMC Single Family - 1.73%
Pool QN8332, 2.00%, 11/01/2036	$313,141	$281,740
Pool SB8112, 2.50%, 07/01/2036	2,686,470	2,477,004
Pool Q16506, 3.00%, 02/01/2043	14,398	13,121
Pool Q40627, 3.00%, 05/01/2046	1,921,636	1,748,901
Pool Q41877, 3.00%, 07/01/2046	1,012,919	920,029
Pool Q43158, 3.00%, 09/01/2046	607,514	551,584
Pool Q44344, 3.00%, 11/01/2046	197,976	180,099
Pool Q44395, 3.00%, 11/01/2046	1,325,588	1,198,335
Pool Q45623, 3.00%, 01/01/2047	2,702,940	2,451,101
Pool Q07121, 3.50%, 04/01/2042	23,469	22,204
Pool Q07398, 3.50%, 04/01/2042	41,323	39,039
Pool Q37430, 3.50%, 11/01/2045	73,031	68,266
Pool Q38376, 3.50%, 01/01/2046	588,938	550,513
Pool Q39359, 3.50%, 03/01/2046	979,867	915,933
Pool Q40641, 3.50%, 05/01/2046	347,183	324,531
Pool Q45628, 3.50%, 01/01/2047	2,238,245	2,092,244
Pool Q47221, 3.50%, 03/01/2047	440,422	411,691
Pool Q48279, 3.50%, 05/01/2047	625,405	582,250
Pool Q49035, 3.50%, 06/01/2047	410,779	381,840
Pool Q49605, 3.50%, 07/01/2047	223,640	208,495
Pool Q50514, 3.50%, 08/01/2047	50,436	47,184
Pool Q50393, 3.50%, 09/01/2047	1,300,562	1,209,925
Pool Q50943, 3.50%, 09/01/2047	250,207	234,662
Pool Q51685, 3.50%, 10/01/2047	866,986	806,744
Pool V83539, 3.50%, 10/01/2047	855,476	799,671
Pool Q52610, 3.50%, 11/01/2047	1,211,425	1,135,378
Pool V83815, 3.50%, 12/01/2047	665,293	618,860
Pool Q53325, 3.50%, 01/01/2048	921,111	856,441
Pool Q54012, 3.50%, 01/01/2048	1,073,165	998,499
Pool Q54511, 3.50%, 02/01/2048	1,241,923	1,156,424
Pool Q54585, 3.50%, 02/01/2048	569,206	532,490
Pool Q54876, 3.50%, 03/01/2048	323,530	300,812
Pool Q55002, 3.50%, 03/01/2048	1,219,902	1,128,961
Pool Q62396, 3.50%, 04/01/2049	114,716	107,020
Pool Q39374, 4.00%, 03/01/2046	48,195	46,239
Pool Q47223, 4.00%, 03/01/2047	346,810	334,885
Pool Q47775, 4.00%, 04/01/2047	652,789	627,515
Pool Q48287, 4.00%, 05/01/2047	855,057	818,118
Pool Q48819, 4.00%, 06/01/2047	1,392,112	1,332,180
Pool Q49040, 4.00%, 06/01/2047	1,890,671	1,809,279
Pool Q49606, 4.00%, 07/01/2047	1,120,637	1,077,245
Pool Q49898, 4.00%, 08/01/2047	271,400	259,799
Pool Q50396, 4.00%, 08/01/2047	57,378	55,405
Pool Q50397, 4.00%, 08/01/2047	1,242,075	1,193,093
Pool Q50951, 4.00%, 09/01/2047	626,319	599,353
Pool Q51686, 4.00%, 10/01/2047	537,216	514,087
Pool V83540, 4.00%, 10/01/2047	519,495	497,290
Pool Q53883, 4.00%, 01/01/2048	448,671	429,359
Pool Q54464, 4.00%, 02/01/2048	345,882	330,995
Pool Q54586, 4.00%, 02/01/2048	1,872,572	1,791,984
Pool Q54877, 4.00%, 02/01/2048	417,459	400,008

The accompanying notes are an integral part of the financial statements.

9

	Principal Amount	Value
Pool Q55004, 4.00%, 03/01/2048	$424,204	$405,945
Pool Q55631, 4.00%, 04/01/2048	1,218,753	1,171,577
Pool Q56253, 4.00%, 05/01/2048	834,719	798,795
Pool Q56469, 4.00%, 06/01/2048	420,968	404,671
Pool Q56900, 4.00%, 06/01/2048	633,376	606,290
Pool Q57029, 4.00%, 07/01/2048	509,467	487,518
Pool Q57388, 4.00%, 07/01/2048	469,612	449,378
Pool Q57694, 4.00%, 08/01/2048	339,224	324,697
Pool Q58271, 4.00%, 09/01/2048	368,973	352,999
Pool Q58366, 4.00%, 09/01/2048	192,459	186,680
Pool Q58774, 4.00%, 10/01/2048	605,355	579,278
Pool Q59058, 4.00%, 10/01/2048	398,662	381,488
Pool Q59686, 4.00%, 11/01/2048	207,290	198,706
Pool Q60213, 4.00%, 12/01/2048	567,100	542,705
Pool Q60598, 4.00%, 01/01/2049	308,505	295,234
Pool Q61151, 4.00%, 01/01/2049	351,678	336,527
Pool Q61387, 4.00%, 02/01/2049	490,002	469,045
Pool Q61800, 4.00%, 03/01/2049	769,770	735,809
Pool Q61986, 4.00%, 03/01/2049	924,187	883,605
Pool Q62397, 4.00%, 04/01/2049	525,126	501,850
Pool A91363, 4.50%, 03/01/2040	75,189	73,852
Pool A91756, 4.50%, 03/01/2040	88,420	87,464
Pool A93467, 4.50%, 08/01/2040	71,918	70,451
Pool Q01597, 4.50%, 05/01/2041	124,134	121,895
Pool Q02377, 4.50%, 07/01/2041	132,718	131,283
Pool Q47624, 4.50%, 04/01/2047	523,768	512,339
Pool Q48294, 4.50%, 05/01/2047	174,296	170,557
Pool Q49044, 4.50%, 07/01/2047	640,606	628,161
Pool Q49608, 4.50%, 07/01/2047	210,043	205,114
Pool Q49902, 4.50%, 08/01/2047	86,279	84,061
Pool Q55774, 4.50%, 04/01/2048	429,076	419,505
Pool Q56476, 4.50%, 05/01/2048	400,559	392,065
Pool Q56906, 4.50%, 06/01/2048	984,872	971,732
Pool Q57389, 4.50%, 07/01/2048	536,905	525,176
Pool Q57906, 4.50%, 08/01/2048	1,142,874	1,129,709
Pool Q58775, 4.50%, 09/01/2048	1,003,872	981,669
Pool Q59454, 4.50%, 11/01/2048	104,394	102,299
Pool Q60215, 4.50%, 11/01/2048	571,237	558,558
Pool A92906, 5.00%, 07/01/2040	245,373	243,586
Pool A56707, 5.50%, 01/01/2037	56,743	56,772
Pool A58653, 5.50%, 03/01/2037	49,315	49,341
Pool A68746, 5.50%, 10/01/2037	121,857	121,992
Pool A76192, 5.50%, 04/01/2038	131,787	131,893
Pool A76444, 5.50%, 04/01/2038	96,475	96,524
Pool A78742, 5.50%, 06/01/2038	445,801	452,492
Pool G06072, 6.00%, 06/01/2038	191,297	197,673
Pool G06073, 6.50%, 10/01/2037	435,686	455,363
		56,553,148

FHA Project Loans - 0.16%
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,288,357	5,063,381
Pool 034-A35271, 6.95%, 06/01/2035 (a)	93,462	92,367
		5,155,748

FHLMC Single Family - 9.16%
Pool QB3154, 2.00%, 09/01/2050	2,597,376	2,146,382

The accompanying notes are an integral part of the financial statements.

10	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool QB3835, 2.00%, 09/01/2050	$2,887,640	$2,386,553
Pool QB3978, 2.00%, 09/01/2050	3,247,391	2,683,709
Pool RA3677, 2.00%, 09/01/2050	1,755,574	1,451,489
Pool QB4065, 2.00%, 10/01/2050	1,305,194	1,078,224
Pool QB4506, 2.00%, 10/01/2050	3,004,886	2,483,449
Pool QB5044, 2.00%, 11/01/2050	2,460,976	2,033,667
Pool QB5903, 2.00%, 11/01/2050	1,319,423	1,091,816
Pool QB6583, 2.00%, 12/01/2050	1,326,331	1,095,473
Pool QB7302, 2.00%, 01/01/2051	2,010,816	1,662,415
Pool QB8043, 2.00%, 01/01/2051	2,199,662	1,820,046
Pool QB8769, 2.00%, 02/01/2051	3,362,359	2,778,294
Pool QB9466, 2.00%, 03/01/2051	5,034,821	4,157,731
Pool RA4768, 2.00%, 03/01/2051	3,233,174	2,669,936
Pool RA4957, 2.00%, 03/01/2051	1,999,392	1,652,195
Pool QC0480, 2.00%, 04/01/2051	3,717,895	3,069,909
Pool QC1370, 2.00%, 04/01/2051	2,841,710	2,351,294
Pool RA5067, 2.00%, 04/01/2051	1,499,641	1,238,160
Pool QC3549, 2.00%, 06/01/2051	697,044	576,306
Pool RA5570, 2.00%, 07/01/2051	1,691,864	1,396,459
Pool RA5594, 2.00%, 07/01/2051	1,521,831	1,256,349
Pool QC5139, 2.00%, 08/01/2051	4,154,078	3,428,750
Pool QC6098, 2.00%, 08/01/2051	1,343,813	1,114,928
Pool RA5698, 2.00%, 08/01/2051	2,225,323	1,836,599
Pool QC6906, 2.00%, 09/01/2051	2,530,384	2,099,342
Pool QC8223, 2.00%, 10/01/2051	2,791,156	2,309,601
Pool QC9420, 2.00%, 10/01/2051	1,627,730	1,348,580
Pool RA6095, 2.00%, 10/01/2051	2,064,655	1,713,854
Pool SD8172, 2.00%, 10/01/2051	12,941,107	10,647,206
Pool QD1137, 2.00%, 11/01/2051	1,496,802	1,238,183
Pool RA6332, 2.00%, 11/01/2051	2,535,974	2,095,145
Pool QD2417, 2.00%, 12/01/2051	443,097	367,205
Pool QD5482, 2.00%, 01/01/2052	1,010,762	833,500
Pool QD6359, 2.00%, 02/01/2052	1,266,052	1,048,061
Pool QD7968, 2.00%, 02/01/2052	2,670,316	2,201,319
Pool RA2477, 2.50%, 04/01/2050	1,036,904	892,304
Pool RA2531, 2.50%, 05/01/2050	2,106,752	1,817,740
Pool RA2532, 2.50%, 05/01/2050	585,664	504,130
Pool RA2612, 2.50%, 05/01/2050	4,817,304	4,141,473
Pool QB0264, 2.50%, 06/01/2050	828,967	712,975
Pool QB0406, 2.50%, 06/01/2050	651,345	560,666
Pool QB0768, 2.50%, 07/01/2050	158,135	136,524
Pool QB0769, 2.50%, 07/01/2050	1,394,413	1,199,083
Pool QB0821, 2.50%, 07/01/2050	491,859	423,383
Pool QB1534, 2.50%, 07/01/2050	840,295	722,675
Pool QB1536, 2.50%, 07/01/2050	680,813	585,157
Pool QB1680, 2.50%, 07/01/2050	845,433	726,690
Pool RA3120, 2.50%, 07/01/2050	1,870,084	1,607,532
Pool QB2045, 2.50%, 08/01/2050	2,077,318	1,785,886
Pool QB2636, 2.50%, 08/01/2050	741,113	639,841
Pool QB2675, 2.50%, 08/01/2050	1,010,092	869,472
Pool QB2739, 2.50%, 08/01/2050	1,416,772	1,217,862
Pool RA3298, 2.50%, 08/01/2050	3,291,250	2,829,349
Pool RA3322, 2.50%, 08/01/2050	694,954	597,386
Pool RA3381, 2.50%, 08/01/2050	2,359,152	2,027,937
Pool QB3152, 2.50%, 09/01/2050	2,083,371	1,790,868

The accompanying notes are an integral part of the financial statements.

11

	Principal Amount	Value
Pool QB3834, 2.50%, 09/01/2050	$1,416,505	$1,219,302
Pool QB3976, 2.50%, 09/01/2050	1,815,802	1,563,017
Pool RA3545, 2.50%, 09/01/2050	950,217	816,461
Pool QB4066, 2.50%, 10/01/2050	761,826	659,272
Pool QB4507, 2.50%, 10/01/2050	2,293,898	1,971,844
Pool QB5042, 2.50%, 11/01/2050	4,185,137	3,594,952
Pool QB5904, 2.50%, 11/01/2050	1,733,483	1,489,490
Pool QC1163, 2.50%, 04/01/2051	1,289,516	1,107,974
Pool QC1953, 2.50%, 05/01/2051	1,632,729	1,409,545
Pool QC3550, 2.50%, 07/01/2051	2,802,262	2,412,036
Pool QC4341, 2.50%, 07/01/2051	1,362,176	1,169,891
Pool QC5136, 2.50%, 08/01/2051	2,654,335	2,279,649
Pool QC6096, 2.50%, 08/01/2051	2,140,143	1,838,261
Pool QC6907, 2.50%, 09/01/2051	1,037,612	893,151
Pool QC9422, 2.50%, 10/01/2051	1,904,571	1,641,619
Pool QD1136, 2.50%, 11/01/2051	1,578,424	1,357,492
Pool QD4139, 2.50%, 12/01/2051	831,285	719,535
Pool QD4141, 2.50%, 12/01/2051	1,326,337	1,143,416
Pool RA6478, 2.50%, 12/01/2051	8,846	7,572
Pool QD4132, 2.50%, 01/01/2052	1,713,172	1,469,875
Pool QD6358, 2.50%, 02/01/2052	833,848	717,766
Pool QD7966, 2.50%, 02/01/2052	1,125,607	963,359
Pool RA6794, 2.50%, 02/01/2052	1,162,485	995,285
Pool QD8214, 2.50%, 03/01/2052	793,222	682,812
Pool QA2069, 3.00%, 08/01/2049	493,111	443,866
Pool QA2173, 3.00%, 08/01/2049	581,463	520,142
Pool QA2405, 3.00%, 09/01/2049	336,947	301,251
Pool QA3109, 3.00%, 09/01/2049	796,856	714,799
Pool QA3562, 3.00%, 10/01/2049	1,111,679	994,437
Pool QA4231, 3.00%, 11/01/2049	1,543,179	1,380,426
Pool QA4780, 3.00%, 11/01/2049	520,602	465,292
Pool RA1773, 3.00%, 11/01/2049	922,593	825,293
Pool QA5579, 3.00%, 12/01/2049	1,176,022	1,052,175
Pool QA5721, 3.00%, 01/01/2050	1,145,355	1,024,563
Pool QA5900, 3.00%, 01/01/2050	387,813	349,245
Pool QA6535, 3.00%, 01/01/2050	990,711	886,715
Pool RA2089, 3.00%, 01/01/2050	501,693	448,011
Pool QA6834, 3.00%, 02/01/2050	475,710	427,257
Pool QA7417, 3.00%, 02/01/2050	1,084,234	970,307
Pool QA7634, 3.00%, 03/01/2050	1,315,859	1,177,104
Pool QA8482, 3.00%, 03/01/2050	1,503,658	1,346,580
Pool QB0265, 3.00%, 06/01/2050	296,728	265,412
Pool QB0757, 3.00%, 07/01/2050	818,028	731,699
Pool QB0816, 3.00%, 07/01/2050	474,693	423,531
Pool QB1681, 3.00%, 07/01/2050	520,330	467,170
Pool QB2046, 3.00%, 08/01/2050	1,313,452	1,175,669
Pool QB2674, 3.00%, 08/01/2050	1,231,434	1,100,304
Pool QB3153, 3.00%, 09/01/2050	1,436,028	1,283,470
Pool SD8108, 3.00%, 11/01/2050	7,346,871	6,555,043
Pool QD8209, 3.00%, 03/01/2052	1,295,516	1,151,800
Pool QE0361, 3.00%, 04/01/2052	314,537	280,334
Pool QE0366, 3.00%, 04/01/2052	769,032	686,548
Pool QE1667, 3.00%, 04/01/2052	1,065,946	950,305
Pool QE2155, 3.00%, 04/01/2052	1,121,757	996,286
Pool QE1714, 3.00%, 05/01/2052	1,602,038	1,423,044

The accompanying notes are an integral part of the financial statements.

12	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool QE1717, 3.00%, 05/01/2052	$1,498,454	$1,341,450
Pool RA7748, 3.00%, 08/01/2052	15,463,263	13,734,338
Pool QA2070, 3.50%, 08/01/2049	431,722	403,613
Pool QA2301, 3.50%, 08/01/2049	335,789	311,498
Pool QA3110, 3.50%, 09/01/2049	568,650	527,116
Pool QA3982, 3.50%, 10/01/2049	244,571	226,787
Pool QA4885, 3.50%, 11/01/2049	404,224	375,623
Pool QA6536, 3.50%, 01/01/2050	679,482	630,178
Pool QA7418, 3.50%, 02/01/2050	509,385	472,048
Pool QE0367, 3.50%, 04/01/2052	397,794	365,999
Pool QE0369, 3.50%, 04/01/2052	1,124,434	1,044,928
Pool QE1713, 3.50%, 05/01/2052	2,436,965	2,258,460
Pool QE1715, 3.50%, 05/01/2052	4,317,197	3,971,796
Pool QE2624, 3.50%, 05/01/2052	983,322	904,723
Pool QE7181, 3.50%, 06/01/2052	825,960	759,126
Pool RA7611, 3.50%, 06/01/2052	1,768,664	1,633,717
Pool SD8221, 3.50%, 06/01/2052	3,791,309	3,483,556
Pool QA2406, 4.00%, 09/01/2049	251,715	243,660
Pool QA4064, 4.00%, 10/01/2049	446,921	425,896
Pool QE1708, 4.00%, 05/01/2052	2,087,226	1,984,260
Pool QE1709, 4.00%, 05/01/2052	958,126	908,597
Pool QE2611, 4.00%, 05/01/2052	1,558,303	1,472,979
Pool RA7612, 4.00%, 07/01/2052	2,213,170	2,091,065
Pool QF0536, 4.00%, 09/01/2052	362,456	344,037
Pool RA7570, 4.00%, 09/01/2052	846,577	799,870
Pool SD8244, 4.00%, 09/01/2052	34,493,842	32,587,187
Pool QF3781, 4.00%, 11/01/2052	360,777	341,951
Pool SD8286, 4.00%, 01/01/2053	7,148,376	6,753,244
Pool SD8231, 4.50%, 07/01/2052	8,787,197	8,511,433
Pool QF0540, 4.50%, 09/01/2052	1,045,948	1,013,042
Pool RA8057, 4.50%, 09/01/2052	378,219	366,330
Pool QF2487, 4.50%, 10/01/2052	912,404	888,497
Pool QF3782, 4.50%, 11/01/2052	939,539	909,982
Pool QF5327, 4.50%, 12/01/2052	1,082,799	1,051,412
Pool SD8287, 4.50%, 01/01/2053	12,997,125	12,588,224
Pool QG0426, 4.50%, 04/01/2053	1,023,234	991,027
Pool QG3359, 4.50%, 05/01/2053	862,337	837,236
Pool QF3779, 5.00%, 11/01/2052	3,293,838	3,246,640
Pool QF5326, 5.00%, 01/01/2053	1,112,506	1,104,185
Pool QF7077, 5.00%, 02/01/2053	497,155	490,348
Pool QG0421, 5.00%, 04/01/2053	2,135,739	2,114,646
Pool QG0424, 5.00%, 04/01/2053	2,940,442	2,903,225
Pool QG3332, 5.00%, 05/01/2053	1,314,833	1,295,284
Pool QF2486, 5.50%, 09/01/2052	1,383,796	1,387,567
Pool QF3780, 5.50%, 11/01/2052	2,884,727	2,892,144
Pool QF5328, 5.50%, 01/01/2053	1,504,676	1,515,733
Pool QF7080, 5.50%, 02/01/2053	1,140,303	1,142,674
Pool QG0437, 5.50%, 03/01/2053	880,463	881,018
Pool QG3342, 5.50%, 05/01/2053	864,522	864,241
Pool QF3783, 6.00%, 11/01/2052	1,470,292	1,490,581
Pool QF5743, 6.00%, 01/01/2053	1,417,867	1,441,379
Pool QF7079, 6.00%, 02/01/2053	1,241,567	1,259,775
Pool QG0436, 6.00%, 04/01/2053	2,263,697	2,293,467

The accompanying notes are an integral part of the financial statements.

13

	Principal Amount	Value
Pool QG3340, 6.00%, 05/01/2053	$1,318,698	$1,340,553
Pool QF5742, 6.50%, 01/01/2053	1,136,065	1,163,227
		298,474,288

FHMS Multifamily - 4.82%
Pool Q012, 0.58%, 08/25/2025	1,243,951	1,163,101
Pool KG03, 0.70%, 04/25/2029 (b)	1,425,956	1,252,823
Pool P003, 0.83%, 02/25/2031	5,740,287	4,876,771
Pool KG04, 0.85%, 06/25/2030	8,807,077	7,613,723
Pool K123, 0.93%, 06/25/2030	2,806,319	2,452,610
Pool K124, 0.96%, 08/25/2030	2,752,380	2,391,119
Pool Q012, 1.01%, 08/25/2030	4,599,991	3,953,178
Pool P009, 1.13%, 01/25/2031	22,213,385	19,286,960
Pool WA4405, 1.15%, 05/01/2027	2,458,678	2,278,881
Pool K131, 1.16%, 01/25/2031	3,873,193	3,338,509
Pool P011, 1.20%, 09/25/2031	645,566	561,536
Pool WN1107, 1.27%, 08/01/2026	10,500,000	9,462,938
Pool KG03, 1.30%, 06/25/2030 (b)	8,000,000	6,554,864
Pool WN1096, 1.46%, 01/01/2028	6,120,000	5,341,346
Pool KSG1, 1.50%, 09/25/2030	3,850,000	3,182,979
Pool K109, 1.56%, 04/25/2030	1,500,000	1,255,284
Pool Q014, 1.56%, 01/25/2036	2,604,092	2,119,792
Pool K741, 1.60%, 12/25/2027	20,000,000	17,787,642
Pool 2021-ML08, 1.88%, 07/25/2037	1,362,433	1,044,065
Pool WN0034, 1.94%, 04/01/2037	835,661	612,618
Pool K747, 2.05%, 11/25/2028 (b)	9,000,000	8,039,667
Pool K140, 2.29%, 07/25/2031	483,527	435,112
Pool K137, 2.35%, 11/25/2031 (b)	3,500,000	3,001,361
Pool KSG3, 2.65%, 05/25/2032 (b)	1,350,000	1,178,334
Pool K094, 2.70%, 04/25/2029	3,703,056	3,532,888
Pool P013, 2.76%, 02/25/2032 (b)	450,000	390,508
Pool ML13, 2.88%, 07/25/2036	3,951,430	3,475,160
Pool WA4420, 3.10%, 02/01/2029	3,413,672	3,194,929
Pool K147, 3.39%, 02/25/2032 (b)	613,646	584,556
Pool KSG4, 3.40%, 08/25/2032 (b)	6,850,000	6,336,440
Pool K-F100, 5.00%, (SOFR30A+0.180%), 01/25/2028 (b)	3,579,686	3,513,009
Pool K-F122, 5.01%, (SOFR30A+0.190%), 09/25/2031 (b)	3,003,855	2,905,386
Pool F118, 5.02%, (SOFR30A+0.200%), 07/25/2028 (b)	1,792,634	1,753,639
Pool F116, 5.03%, (SOFR30A+0.210%), 06/25/2028 (b)	4,815,918	4,715,397
Pool F113, 5.05%, (SOFR30A+0.230%), 05/25/2028 (b)	3,429,310	3,368,157
Pool KF97, 5.07%, (SOFR30A+0.250%), 12/25/2030 (b)	2,462,706	2,402,779
Pool F105, 5.07%, (SOFR30A+0.250%), 02/25/2031 (b)	6,189,959	6,037,205
Pool KF131, 5.15%, (SOFR30A+0.330%), 01/25/2032 (b)	1,020,104	1,004,814
Pool KF133, 5.19%, (SOFR30A+0.370%), 02/25/2029 (b)	486,707	483,822
Pool K135, 5.19%, (SOFR30A+0.370%), 05/25/2029 (b)	499,991	495,806
Pool K136, 5.23%, (SOFR30A+0.410%), 04/25/2032 (b)	2,172,567	2,149,758
Pool Q017, 5.28%, (SOFR30A+0.460%), 04/25/2030 (b)	1,725,000	1,713,367
Pool KF36, 5.40%, (ICE LIBOR USD 1 Month+0.340%), 08/25/2024 (b)	7,981	7,966
		157,250,799

FNMA Multifamily - 10.02%
Pool BS1200, 0.95%, 02/01/2028	3,350,993	2,849,588
Pool BS1201, 0.95%, 02/01/2028	6,821,310	5,800,645
Pool BS1033, 1.02%, 02/01/2028	7,164,030	6,116,599
Pool BS1139, 1.04%, 02/01/2028	2,386,934	2,057,884

The accompanying notes are an integral part of the financial statements.

14	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BL8108, 1.19%, 09/01/2032	$2,819,653	$2,200,875
Pool BL7910, 1.23%, 08/01/2027	4,700,000	4,083,059
Pool BL7892, 1.24%, 08/01/2030	6,114,442	5,034,840
Pool BL7247, 1.25%, 06/01/2030	2,968,256	2,460,104
Pool BL7686, 1.28%, 08/01/2030	2,815,472	2,326,021
Pool BL7010, 1.30%, 06/01/2030	10,000,000	8,272,013
Pool BL7898, 1.31%, 08/01/2032	8,100,000	6,223,011
Pool BL8103, 1.32%, 12/01/2030	6,838,540	5,607,736
Pool BL8000, 1.34%, 09/01/2030	4,940,000	4,002,517
Pool BL8013, 1.36%, 08/01/2035	4,161,449	3,081,920
Pool BL8014, 1.36%, 08/01/2035	3,842,801	2,845,933
Pool BS0025, 1.38%, 12/01/2030	7,580,539	6,252,479
Pool 2021-M1S, 1.38%, 12/25/2030 (b)	13,550,000	11,033,587
Pool BS0596, 1.38%, 01/01/2031	200,000	161,946
Pool BL7636, 1.41%, 07/01/2032	1,100,000	862,599
Pool BL7257, 1.44%, 06/01/2032	392,578	313,722
Pool BS1017, 1.45%, 02/01/2031	3,120,000	2,536,681
Pool BL9838, 1.48%, 12/01/2030	2,386,000	1,967,697
Pool BL6827, 1.50%, 06/01/2032	5,877,408	4,785,380
Pool BS1482, 1.61%, 03/01/2031	1,432,226	1,192,204
Pool BS0391, 1.63%, 01/01/2033	4,621,000	3,665,865
Pool BL7351, 1.65%, 07/01/2030	655,000	550,011
Pool BS0179, 1.67%, 01/01/2033	4,775,000	3,828,518
Pool BS4667, 1.71%, 03/01/2029	3,564,477	3,060,771
Pool BL7338, 1.81%, 07/01/2032	1,697,751	1,394,545
Pool BS1977, 1.85%, 05/01/2031	3,640,000	3,034,437
Pool BS2625, 1.89%, 07/01/2031	4,645,000	3,733,529
Pool BL6240, 1.94%, 03/01/2030	750,000	648,194
Pool BS1922, 2.03%, 05/01/2031	2,000,000	1,663,109
Pool BL6159, 2.06%, 03/01/2030	1,760,869	1,535,876
Pool 2022-M1S, 2.08%, 04/25/2032 (b)	2,500,000	2,088,198
Pool BL5261, 2.18%, 03/01/2030	1,867,868	1,646,502
Pool BL6486, 2.31%, 04/01/2030	1,470,000	1,287,189
Pool BL5452, 2.41%, 01/01/2030	3,281,005	2,935,165
Pool BL4589, 2.45%, 10/01/2029	6,205,493	5,584,124
Pool BL5265, 2.47%, 01/01/2030	765,464	687,973
Pool BS5218, 2.49%, 04/01/2032	5,777,000	4,964,447
Pool BL4134, 2.52%, 02/01/2034	647,163	552,755
Pool AN3584, 2.53%, 11/01/2028	973,375	889,383
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,112,753
Pool AN1428, 2.69%, 04/01/2026	539,462	511,808
Pool AM8561, 2.82%, 04/01/2025	3,776,789	3,632,876
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,245,818
Pool AN0876, 2.85%, 02/01/2026	1,290,112	1,230,828
Pool AM0414, 2.87%, 09/01/2027	515,214	488,221
Pool AN6823, 2.95%, 09/01/2029	2,436,792	2,255,625
Pool AN8458, 2.97%, 02/01/2025	4,724,168	4,552,312
Pool AN5536, 2.97%, 05/01/2027	3,068,843	2,900,424
Pool BL2741, 2.97%, 06/01/2029	3,261,661	3,032,499
Pool AN6926, 3.00%, 11/01/2032	942,501	854,311
Pool BL4558, 3.00%, 11/01/2035	811,707	706,921
Pool AN7354, 3.03%, 11/01/2027	2,512,100	2,372,063
Pool AN5273, 3.06%, 05/01/2027	379,160	359,501
Pool AN5758, 3.09%, 06/01/2027	1,410,436	1,335,911
Pool BL2603, 3.10%, 05/01/2029	5,368,958	5,029,118

The accompanying notes are an integral part of the financial statements.

15

	Principal Amount	Value
Pool AN8567, 3.15%, 03/01/2028	$6,916,053	$6,554,307
Pool AN8521, 3.19%, 03/01/2028	2,369,098	2,201,562
Pool AN9141, 3.20%, 05/01/2025	1,245,414	1,198,378
Pool AN6262, 3.20%, 08/01/2027	485,327	461,921
Pool AN6232, 3.20%, 08/01/2029	4,794,642	4,504,903
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,190,262
Pool AN4133, 3.21%, 01/01/2033	220,067	202,671
Pool AM8227, 3.21%, 03/01/2033	85,077	80,198
Pool AM9393, 3.23%, 07/01/2025	860,433	833,081
Pool AN5792, 3.30%, 04/01/2034	888,871	810,339
Pool BL2117, 3.31%, 04/01/2029	5,925,000	5,595,402
Pool AM9780, 3.31%, 03/01/2031	361,367	336,394
Pool AM6620, 3.34%, 08/01/2024	504,207	490,349
Pool BL2377, 3.34%, 05/01/2031	2,774,871	2,586,280
Pool AN8814, 3.36%, 04/01/2028	914,803	870,803
Pool AN4505, 3.36%, 02/01/2032	935,830	872,379
Pool AM3973, 3.37%, 07/01/2023	3,008,255	2,991,180
Pool AN5418, 3.40%, 05/01/2033	750,000	689,613
Pool BS5750, 3.49%, 06/01/2032	5,000,000	4,645,601
Pool BL0478, 3.57%, 10/01/2025	1,942,712	1,878,509
Pool BS5876, 3.59%, 06/01/2032	6,000,000	5,619,664
Pool BS5528, 3.60%, 06/01/2032	2,528,071	2,381,508
Pool BS5960, 3.64%, 06/01/2032	1,200,000	1,090,990
Pool BS5916, 3.72%, 06/01/2032	9,904,540	9,177,420
Pool BS6007, 3.77%, 07/01/2032	5,288,976	5,026,820
Pool AN4171, 3.79%, 01/01/2035	761,962	714,395
Pool AN9844, 3.80%, 07/01/2030	758,631	734,550
Pool AM9376, 3.83%, 07/01/2045	434,910	389,845
Pool AN0360, 3.95%, 12/01/2045	100,000	83,086
Pool AN4676, 4.10%, 03/01/2047	1,210,598	1,098,231
Pool BS6657, 4.14%, 09/01/2029	5,767,846	5,596,929
Pool BS8239, 4.48%, 04/01/2033	8,388,000	8,396,713
Pool BS6963, 4.56%, 10/01/2029	4,744,351	4,765,333
Pool BS7085, 4.57%, 11/01/2029	11,219,000	11,111,802
Pool BS7448, 4.57%, 12/01/2032	5,200,000	5,234,751
Pool BS7955, 4.74%, 04/01/2033	1,498,806	1,517,326
Pool 468251, 4.76%, 06/01/2026	532,514	530,199
Pool BS7278, 4.90%, 11/01/2027	7,585,000	7,654,507
Pool BS8361, 4.91%, 05/01/2030	3,126,400	3,157,852
Pool BL4132, 5.08%, (SOFR30A+0.260%), 04/01/2031 (b)	12,880,000	12,750,479
Pool 466907, 5.13%, 03/01/2026	334,593	338,689
Pool BS7201, 5.17%, 11/01/2032	4,648,063	4,859,930
Pool 465394, 5.20%, 03/01/2026	450,280	456,489
Pool 463895, 5.25%, 10/01/2025	317,089	316,723
Pool 874487, 5.52%, 05/01/2025	395,894	394,405
Pool BS7954, 5.55%, 04/01/2033	859,000	874,746
Pool 463839, 5.96%, 11/01/2027	555,580	555,493
Pool 467914, 6.10%, 04/01/2041	455,879	484,383
Pool 463997, 6.12%, 12/01/2027	861,521	859,799
Pool 464836, 6.23%, 03/01/2028	1,452,090	1,466,756
Pool 465260, 6.33%, 06/01/2028	1,320,130	1,326,364
Pool 464254, 6.34%, 11/01/2027	2,313,377	2,315,365
Pool 464969, 6.34%, 04/01/2028	2,362,473	2,374,064
Pool 464632, 6.50%, 02/01/2028	414,161	423,104
Pool 465588, 6.55%, 07/01/2028	506,240	518,854

The accompanying notes are an integral part of the financial statements.

16	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 466756, 6.59%, 12/01/2028	$1,552,741	$1,558,763
Pool 464573, 6.72%, 02/01/2040	2,072,290	2,106,466
Pool 466595, 6.78%, 11/01/2025	3,252,461	3,269,783
Pool 469854, 8.26%, 12/01/2026	1,488,226	1,587,180
		326,554,508

FNMA Single Family - 21.34%
Pool BU1090, 1.50%, 10/01/2036	302,934	265,818
Pool MA4497, 2.00%, 12/01/2036	6,246,556	5,596,979
Pool BQ1545, 2.00%, 09/01/2050	2,937,446	2,427,403
Pool BQ1571, 2.00%, 09/01/2050	4,371,509	3,612,229
Pool BQ1603, 2.00%, 09/01/2050	1,522,189	1,259,608
Pool BQ2362, 2.00%, 09/01/2050	3,229,903	2,668,911
Pool BQ3064, 2.00%, 09/01/2050	2,483,980	2,052,810
Pool CA7182, 2.00%, 09/01/2050	1,913,950	1,581,302
Pool BP7434, 2.00%, 10/01/2050	1,062,274	877,830
Pool BQ3112, 2.00%, 10/01/2050	1,900,456	1,570,368
Pool BQ4812, 2.00%, 10/01/2050	3,292,565	2,719,995
Pool BQ4876, 2.00%, 10/01/2050	2,020,595	1,670,610
Pool CA7287, 2.00%, 10/01/2050	2,096,306	1,732,678
Pool BQ5814, 2.00%, 11/01/2050	1,943,095	1,605,190
Pool BQ7638, 2.00%, 11/01/2050	1,669,724	1,383,762
Pool CA7661, 2.00%, 11/01/2050	2,206,200	1,822,725
Pool CA8322, 2.00%, 12/01/2050	2,135,068	1,764,582
Pool BR0679, 2.00%, 01/01/2051	3,269,411	2,700,342
Pool BR1282, 2.00%, 01/01/2051	1,782,442	1,472,818
Pool BQ4492, 2.00%, 02/01/2051	882,157	728,864
Pool BR3230, 2.00%, 02/01/2051	4,028,078	3,327,315
Pool CA9082, 2.00%, 02/01/2051	3,216,067	2,656,096
Pool BR4749, 2.00%, 03/01/2051	1,600,138	1,321,511
Pool CB0668, 2.00%, 05/01/2051	2,084,952	1,721,647
Pool BT1268, 2.00%, 07/01/2051	2,909,607	2,402,721
Pool BT1347, 2.00%, 07/01/2051	3,854,487	3,180,855
Pool BR2232, 2.00%, 08/01/2051	772,311	641,053
Pool BT2780, 2.00%, 08/01/2051	5,712,931	4,716,318
Pool BT7189, 2.00%, 08/01/2051	3,514,835	2,914,223
Pool BT9013, 2.00%, 08/01/2051	1,379,682	1,141,272
Pool BT7259, 2.00%, 09/01/2051	5,000,680	4,138,529
Pool BT7351, 2.00%, 10/01/2051	5,497,314	4,561,844
Pool BU1092, 2.00%, 10/01/2051	3,757,848	3,112,106
Pool BU2995, 2.00%, 10/01/2051	1,249,492	1,035,643
Pool BU3147, 2.00%, 10/01/2051	469,586	388,688
Pool CB1941, 2.00%, 10/01/2051	8,796,638	7,293,871
Pool BU1004, 2.00%, 11/01/2051	2,955,420	2,444,451
Pool BU7796, 2.00%, 11/01/2051	1,591,074	1,316,564
Pool BU9860, 2.00%, 01/01/2052	1,129,759	936,626
Pool BU9861, 2.00%, 01/01/2052	1,918,648	1,583,909
Pool CB2784, 2.00%, 01/01/2052	21,168,619	17,472,911
Pool BT2173, 2.00%, 02/01/2052	2,103,817	1,734,749
Pool BV3015, 2.00%, 02/01/2052	2,339,357	1,935,374
Pool BV3016, 2.00%, 02/01/2052	1,403,105	1,163,940
Pool BV3213, 2.00%, 02/01/2052	1,564,872	1,298,346
Pool BV4124, 2.00%, 02/01/2052	1,367,141	1,126,456
Pool BV4125, 2.00%, 02/01/2052	485,610	402,594
Pool BV5522, 2.00%, 02/01/2052	295,862	243,777

The accompanying notes are an integral part of the financial statements.

17
	Principal Amount	Value
Pool CB2791, 2.00%, 02/01/2052	$8,616,452	$7,146,707
Pool BP5424, 2.50%, 05/01/2050	900,588	774,304
Pool CA5693, 2.50%, 05/01/2050	956,146	821,924
Pool BP5447, 2.50%, 06/01/2050	486,837	420,305
Pool BP5470, 2.50%, 06/01/2050	377,754	325,170
Pool BP5498, 2.50%, 06/01/2050	769,268	661,481
Pool BP8732, 2.50%, 06/01/2050	1,589,563	1,366,391
Pool CA6159, 2.50%, 06/01/2050	1,375,585	1,183,494
Pool BP8742, 2.50%, 07/01/2050	801,676	689,552
Pool BP8759, 2.50%, 07/01/2050	1,164,729	1,001,758
Pool BP8789, 2.50%, 07/01/2050	808,771	696,173
Pool BP8814, 2.50%, 07/01/2050	588,128	508,952
Pool BP9533, 2.50%, 07/01/2050	1,523,987	1,309,971
Pool BP9534, 2.50%, 07/01/2050	1,432,687	1,231,765
Pool BP9566, 2.50%, 07/01/2050	287,697	247,321
Pool BP9596, 2.50%, 08/01/2050	522,282	450,206
Pool BP9598, 2.50%, 08/01/2050	391,144	338,489
Pool BQ0192, 2.50%, 08/01/2050	1,262,085	1,086,379
Pool BQ0210, 2.50%, 08/01/2050	1,773,100	1,530,785
Pool BQ0228, 2.50%, 08/01/2050	1,454,471	1,250,185
Pool BQ0248, 2.50%, 08/01/2050	1,141,365	981,082
Pool CA6683, 2.50%, 08/01/2050	2,852,342	2,452,691
Pool BQ1546, 2.50%, 09/01/2050	2,620,873	2,252,677
Pool BQ1572, 2.50%, 09/01/2050	3,279,791	2,818,972
Pool BQ1604, 2.50%, 09/01/2050	2,003,746	1,724,809
Pool BQ2363, 2.50%, 09/01/2050	1,525,468	1,311,321
Pool BQ3065, 2.50%, 09/01/2050	2,592,407	2,231,508
Pool BQ3113, 2.50%, 10/01/2050	1,423,672	1,223,670
Pool BQ4813, 2.50%, 10/01/2050	2,660,857	2,287,000
Pool BQ4877, 2.50%, 10/01/2050	697,120	601,856
Pool CA7296, 2.50%, 10/01/2050	1,025,203	881,271
Pool BQ7638, 2.50%, 11/01/2050	2,574,453	2,213,419
Pool CA7663, 2.50%, 11/01/2050	1,581,801	1,358,765
Pool BR2612, 2.50%, 02/01/2051	444,123	383,416
Pool BR5455, 2.50%, 03/01/2051	1,171,926	1,011,730
Pool BR7692, 2.50%, 04/01/2051	1,248,527	1,074,668
Pool BR9147, 2.50%, 05/01/2051	2,186,844	1,887,925
Pool BT1269, 2.50%, 07/01/2051	4,400,279	3,779,955
Pool BT2707, 2.50%, 07/01/2051	6,074,962	5,206,132
Pool BT2781, 2.50%, 08/01/2051	3,196,667	2,750,709
Pool BT7190, 2.50%, 08/01/2051	2,794,642	2,401,740
Pool BT9012, 2.50%, 08/01/2051	648,489	558,607
Pool BT7260, 2.50%, 09/01/2051	1,952,686	1,680,271
Pool BU1093, 2.50%, 10/01/2051	3,243,396	2,797,696
Pool CB2073, 2.50%, 11/01/2051	9,427,571	8,075,913
Pool BU7797, 2.50%, 12/01/2051	1,293,699	1,112,610
Pool BU7877, 2.50%, 12/01/2051	1,431,027	1,233,949
Pool BU7879, 2.50%, 12/01/2051	950,987	823,699
Pool BU7880, 2.50%, 12/01/2051	860,745	747,435
Pool BU7876, 2.50%, 01/01/2052	2,031,724	1,739,048
Pool BU7878, 2.50%, 01/01/2052	1,775,037	1,531,467
Pool BU9862, 2.50%, 01/01/2052	1,347,253	1,153,991
Pool BU9863, 2.50%, 01/01/2052	1,361,796	1,175,093
Pool CB2518, 2.50%, 01/01/2052	3,837,717	3,285,284
Pool BT2174, 2.50%, 02/01/2052	1,157,517	994,515

The accompanying notes are an integral part of the financial statements.

18	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BV3017, 2.50%, 02/01/2052	$1,210,093	$1,038,101
Pool BV3214, 2.50%, 02/01/2052	759,121	654,596
Pool BV4126, 2.50%, 02/01/2052	445,684	381,441
Pool BV4855, 2.50%, 02/01/2052	608,291	520,739
Pool CB2792, 2.50%, 02/01/2052	3,534,099	3,042,936
Pool BT8101, 2.50%, 03/01/2052	728,159	626,586
Pool BV2851, 2.50%, 03/01/2052	23,662,377	20,245,985
Pool BV5521, 2.50%, 03/01/2052	551,761	472,289
Pool CB3045, 2.50%, 03/01/2052	7,901,999	6,802,117
Pool BV5364, 2.50%, 04/01/2052	276,601	237,929
Pool BW1785, 2.50%, 04/01/2052	928,925	796,094
Pool CB3337, 2.50%, 04/01/2052	1,280,822	1,095,933
Pool MA4578, 2.50%, 04/01/2052	6,805,922	5,820,670
Pool FS1278, 3.00%, 04/01/2037	12,008,619	11,334,499
Pool AB6333, 3.00%, 09/01/2042	361,473	328,990
Pool AP7482, 3.00%, 09/01/2042	58,895	53,604
Pool AP9712, 3.00%, 09/01/2042	72,668	66,137
Pool AB7486, 3.00%, 12/01/2042	663,235	603,662
Pool AR5591, 3.00%, 01/01/2043	32,851	29,900
Pool AT1983, 3.00%, 04/01/2043	411,616	374,624
Pool AB9496, 3.00%, 05/01/2043	22,981	20,916
Pool AR6415, 3.00%, 05/01/2043	212,090	193,025
Pool AT0343, 3.00%, 05/01/2043	29,047	26,436
Pool AS7134, 3.00%, 05/01/2046	550,924	500,011
Pool AS7340, 3.00%, 06/01/2046	1,271,078	1,156,307
Pool BC1141, 3.00%, 06/01/2046	317,685	288,676
Pool AS7521, 3.00%, 07/01/2046	1,034,505	939,827
Pool BD0472, 3.00%, 07/01/2046	273,805	246,522
Pool AS7816, 3.00%, 08/01/2046	1,654,987	1,500,950
Pool BC2796, 3.00%, 08/01/2046	1,054,959	959,064
Pool AS7899, 3.00%, 09/01/2046	744,419	674,055
Pool BD6343, 3.00%, 09/01/2046	316,425	287,995
Pool AS8079, 3.00%, 10/01/2046	1,561,554	1,417,352
Pool BC4722, 3.00%, 10/01/2046	450,921	407,647
Pool AS8290, 3.00%, 11/01/2046	1,314,577	1,189,850
Pool AS8463, 3.00%, 12/01/2046	1,789,748	1,621,882
Pool BC9073, 3.00%, 12/01/2046	1,798,280	1,627,010
Pool AS8650, 3.00%, 01/01/2047	3,360,607	3,037,767
Pool BD7042, 3.00%, 03/01/2047	357,234	322,452
Pool BN6614, 3.00%, 05/01/2049	215,660	193,089
Pool BN8885, 3.00%, 05/01/2049	304,237	272,283
Pool BN6722, 3.00%, 06/01/2049	470,123	420,573
Pool BN8907, 3.00%, 06/01/2049	220,096	197,287
Pool BN8921, 3.00%, 06/01/2049	36,401	32,923
Pool BO1800, 3.00%, 06/01/2049	1,206,307	1,079,162
Pool BO1272, 3.00%, 07/01/2049	464,378	420,797
Pool BO1283, 3.00%, 07/01/2049	547,278	489,596
Pool CA3873, 3.00%, 07/01/2049	587,074	525,199
Pool BN7692, 3.00%, 08/01/2049	383,223	343,334
Pool BO1314, 3.00%, 08/01/2049	1,142,043	1,022,812
Pool BO1318, 3.00%, 08/01/2049	971,189	868,823
Pool BO1324, 3.00%, 08/01/2049	1,687,433	1,510,628
Pool CA3957, 3.00%, 08/01/2049	1,201,025	1,076,320
Pool BO2209, 3.00%, 09/01/2049	1,031,218	922,255
Pool BO2957, 3.00%, 09/01/2049	874,852	788,626

The accompanying notes are an integral part of the financial statements.

19

	Principal Amount	Value
Pool BO2962, 3.00%, 09/01/2049	$1,389,346	$1,242,915
Pool BO3017, 3.00%, 09/01/2049	1,301,766	1,164,561
Pool BO3200, 3.00%, 09/01/2049	697,731	623,831
Pool CA4244, 3.00%, 09/01/2049	272,564	243,693
Pool BO5402, 3.00%, 10/01/2049	1,379,946	1,236,463
Pool BO5431, 3.00%, 10/01/2049	833,344	745,512
Pool BO5441, 3.00%, 10/01/2049	687,307	615,542
Pool CA4331, 3.00%, 10/01/2049	2,438,647	2,181,616
Pool BO4660, 3.00%, 11/01/2049	1,214,983	1,085,164
Pool BO5348, 3.00%, 11/01/2049	1,781,916	1,593,640
Pool BO5477, 3.00%, 11/01/2049	882,677	789,111
Pool BO5487, 3.00%, 11/01/2049	1,112,884	998,148
Pool CA4531, 3.00%, 11/01/2049	3,806,586	3,405,411
Pool BO5371, 3.00%, 12/01/2049	737,856	662,589
Pool BO6215, 3.00%, 12/01/2049	213,587	191,048
Pool BO8900, 3.00%, 12/01/2049	714,598	639,278
Pool BO8936, 3.00%, 01/01/2050	1,259,801	1,126,741
Pool BO8980, 3.00%, 01/01/2050	537,813	482,055
Pool CA5097, 3.00%, 01/01/2050	346,766	309,678
Pool BO9005, 3.00%, 02/01/2050	671,445	600,671
Pool BP1309, 3.00%, 02/01/2050	741,707	662,761
Pool CA5237, 3.00%, 02/01/2050	1,226,447	1,097,484
Pool BP1374, 3.00%, 03/01/2050	1,263,701	1,130,507
Pool BP1467, 3.00%, 03/01/2050	1,134,302	1,015,863
Pool BP5412, 3.00%, 05/01/2050	440,092	395,315
Pool BP5425, 3.00%, 05/01/2050	212,251	190,219
Pool CA5694, 3.00%, 05/01/2050	1,984,973	1,773,701
Pool BP5448, 3.00%, 06/01/2050	121,888	108,954
Pool BP5471, 3.00%, 06/01/2050	172,987	154,849
Pool BP5499, 3.00%, 06/01/2050	267,524	238,701
Pool BP8733, 3.00%, 06/01/2050	604,296	538,883
Pool CA6160, 3.00%, 06/01/2050	333,904	298,018
Pool BP8743, 3.00%, 07/01/2050	307,916	276,589
Pool BP8760, 3.00%, 07/01/2050	200,877	179,719
Pool BP8790, 3.00%, 07/01/2050	673,581	602,929
Pool BP8815, 3.00%, 07/01/2050	651,847	584,154
Pool BP9535, 3.00%, 07/01/2050	526,878	471,132
Pool BP9536, 3.00%, 07/01/2050	876,010	786,882
Pool BP9567, 3.00%, 07/01/2050	713,390	639,306
Pool BP9597, 3.00%, 08/01/2050	555,061	496,905
Pool BQ0193, 3.00%, 08/01/2050	381,208	340,457
Pool BQ0211, 3.00%, 08/01/2050	352,609	317,399
Pool BQ0229, 3.00%, 08/01/2050	537,832	482,316
Pool BQ0249, 3.00%, 08/01/2050	578,109	518,787
Pool BQ1573, 3.00%, 09/01/2050	2,013,834	1,801,310
Pool BV4127, 3.00%, 03/01/2052	836,854	746,271
Pool BV5365, 3.00%, 04/01/2052	1,127,489	1,001,653
Pool BV5366, 3.00%, 04/01/2052	1,206,215	1,078,338
Pool CB3338, 3.00%, 04/01/2052	6,008,751	5,338,124
Pool BT8102, 3.00%, 05/01/2052	842,159	749,289
Pool BV8519, 3.00%, 05/01/2052	1,259,247	1,123,408
Pool BV8520, 3.00%, 05/01/2052	806,674	720,955
Pool BW1786, 3.00%, 05/01/2052	1,004,931	893,259
Pool MA4698, 3.00%, 08/01/2052	12,726,207	11,302,214
Pool AS0092, 3.50%, 07/01/2043	117,419	110,231

The accompanying notes are an integral part of the financial statements.

20	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool AU1769, 3.50%, 08/01/2043	$122,380	$115,115
Pool AX4858, 3.50%, 12/01/2044	122,521	114,702
Pool AX7551, 3.50%, 01/01/2045	105,270	98,581
Pool AY4388, 3.50%, 02/01/2045	111,113	104,019
Pool AS4536, 3.50%, 03/01/2045	68,030	63,710
Pool AX9585, 3.50%, 03/01/2045	650,900	611,683
Pool AY5019, 3.50%, 03/01/2045	85,121	78,901
Pool AS4738, 3.50%, 04/01/2045	278,960	260,553
Pool AY1387, 3.50%, 04/01/2045	87,260	81,688
Pool AS4913, 3.50%, 05/01/2045	440,983	411,746
Pool AY3458, 3.50%, 05/01/2045	198,323	185,482
Pool AY8252, 3.50%, 05/01/2045	8,835	8,290
Pool AY8271, 3.50%, 05/01/2045	84,917	79,286
Pool AS5117, 3.50%, 06/01/2045	417,210	389,810
Pool AZ2274, 3.50%, 06/01/2045	150,883	140,874
Pool AZ2316, 3.50%, 06/01/2045	50,282	46,748
Pool AS5351, 3.50%, 07/01/2045	92,991	87,082
Pool AZ0805, 3.50%, 07/01/2045	343,011	320,693
Pool AZ5686, 3.50%, 07/01/2045	54,179	50,637
Pool AS5579, 3.50%, 08/01/2045	94,027	87,793
Pool AZ5696, 3.50%, 08/01/2045	21,461	20,137
Pool AS5767, 3.50%, 09/01/2045	152,135	142,048
Pool AZ2904, 3.50%, 09/01/2045	109,606	102,339
Pool AZ9193, 3.50%, 09/01/2045	114,000	105,719
Pool AS5917, 3.50%, 10/01/2045	229,030	213,844
Pool AZ4755, 3.50%, 10/01/2045	108,464	101,270
Pool AS6127, 3.50%, 11/01/2045	300,198	280,293
Pool AS6309, 3.50%, 12/01/2045	205,268	191,655
Pool BC0066, 3.50%, 12/01/2045	152,473	142,268
Pool AS6467, 3.50%, 01/01/2046	816,727	762,574
Pool AS6616, 3.50%, 02/01/2046	531,176	495,956
Pool BC0223, 3.50%, 02/01/2046	772,400	721,175
Pool BC0226, 3.50%, 02/01/2046	117,831	110,018
Pool AS6785, 3.50%, 03/01/2046	745,644	696,199
Pool AS6956, 3.50%, 04/01/2046	1,305,153	1,218,205
Pool BC0801, 3.50%, 04/01/2046	391,391	365,438
Pool AS7135, 3.50%, 05/01/2046	101,574	94,555
Pool BC6041, 3.50%, 05/01/2046	341,516	318,861
Pool BD0456, 3.50%, 06/01/2046	17,829	16,729
Pool BC9068, 3.50%, 12/01/2046	312,998	291,468
Pool AS8635, 3.50%, 01/01/2047	2,116,221	1,967,805
Pool AS8808, 3.50%, 02/01/2047	1,153,982	1,077,464
Pool AS8918, 3.50%, 03/01/2047	2,705,449	2,515,703
Pool BD7046, 3.50%, 03/01/2047	2,488,596	2,315,087
Pool BE7198, 3.50%, 03/01/2047	315,314	293,261
Pool AS9380, 3.50%, 04/01/2047	982,168	915,515
Pool BH1139, 3.50%, 04/01/2047	32,482	30,698
Pool BH1158, 3.50%, 04/01/2047	280,699	260,865
Pool AS9548, 3.50%, 05/01/2047	1,118,242	1,039,697
Pool BD2416, 3.50%, 05/01/2047	921,155	857,217
Pool AS9814, 3.50%, 06/01/2047	1,048,309	974,783
Pool BE3687, 3.50%, 06/01/2047	509,276	473,188
Pool BH5307, 3.50%, 06/01/2047	202,693	188,481
Pool AS9943, 3.50%, 07/01/2047	1,956,695	1,818,852
Pool BH5329, 3.50%, 07/01/2047	165,914	154,088

The accompanying notes are an integral part of the financial statements.

21
	Principal Amount	Value
Pool BH2607, 3.50%, 08/01/2047	$530,554	$495,380
Pool CA0116, 3.50%, 08/01/2047	760,049	706,355
Pool BH2671, 3.50%, 09/01/2047	892,269	828,949
Pool BH5391, 3.50%, 09/01/2047	236,295	220,627
Pool CA0408, 3.50%, 09/01/2047	132,624	123,871
Pool BH4063, 3.50%, 10/01/2047	413,982	385,377
Pool BH9370, 3.50%, 10/01/2047	74,463	69,677
Pool CA0566, 3.50%, 10/01/2047	579,178	537,894
Pool BH5746, 3.50%, 11/01/2047	923,858	858,490
Pool CA0744, 3.50%, 11/01/2047	241,265	225,858
Pool BH7046, 3.50%, 12/01/2047	2,436,563	2,265,175
Pool BJ1663, 3.50%, 12/01/2047	869,340	809,240
Pool CA0918, 3.50%, 12/01/2047	813,112	755,493
Pool BH7097, 3.50%, 01/01/2048	1,585,676	1,474,305
Pool BJ4551, 3.50%, 01/01/2048	696,134	646,500
Pool BJ4562, 3.50%, 01/01/2048	544,064	505,624
Pool CA1074, 3.50%, 01/01/2048	1,466,541	1,363,078
Pool BH9270, 3.50%, 02/01/2048	1,286,388	1,194,968
Pool BJ4611, 3.50%, 02/01/2048	940,616	876,789
Pool BJ4612, 3.50%, 02/01/2048	309,897	288,386
Pool CA1243, 3.50%, 02/01/2048	2,819,148	2,629,933
Pool BJ0616, 3.50%, 03/01/2048	1,528,409	1,419,633
Pool BJ0652, 3.50%, 03/01/2048	775,805	724,361
Pool BK1959, 3.50%, 03/01/2048	871,306	809,200
Pool BK1960, 3.50%, 03/01/2048	401,683	375,032
Pool CA1415, 3.50%, 03/01/2048	1,472,886	1,367,905
Pool MA3574, 3.50%, 01/01/2049	1,232,691	1,144,809
Pool BN5245, 3.50%, 02/01/2049	437,373	408,370
Pool MA3597, 3.50%, 02/01/2049	2,172,199	2,017,335
Pool BN5344, 3.50%, 03/01/2049	673,211	624,935
Pool BN6235, 3.50%, 04/01/2049	57,574	53,594
Pool BN6245, 3.50%, 04/01/2049	24,979	23,253
Pool BN6283, 3.50%, 04/01/2049	351,087	326,058
Pool BN6567, 3.50%, 04/01/2049	670,956	623,128
Pool CA3399, 3.50%, 04/01/2049	871,913	809,117
Pool BN6299, 3.50%, 05/01/2049	648,085	601,479
Pool BN6619, 3.50%, 05/01/2049	721,409	669,984
Pool BN8886, 3.50%, 05/01/2049	1,532,250	1,422,216
Pool CA3556, 3.50%, 05/01/2049	948,323	880,719
Pool BN6735, 3.50%, 06/01/2049	751,009	697,470
Pool BN8911, 3.50%, 06/01/2049	945,783	878,948
Pool BN8922, 3.50%, 06/01/2049	601,712	558,628
Pool BN8930, 3.50%, 06/01/2049	888,622	824,256
Pool CA3738, 3.50%, 06/01/2049	709,997	663,253
Pool BO1273, 3.50%, 07/01/2049	818,509	759,306
Pool BO1284, 3.50%, 07/01/2049	992,742	928,115
Pool BO1315, 3.50%, 07/01/2049	312,966	291,830
Pool BO1795, 3.50%, 07/01/2049	405,657	376,737
Pool CA3874, 3.50%, 07/01/2049	416,848	386,784
Pool BO1319, 3.50%, 08/01/2049	1,378,772	1,279,046
Pool BO1358, 3.50%, 08/01/2049	911,319	845,310
Pool BO2963, 3.50%, 09/01/2049	948,336	879,742
Pool BO5349, 3.50%, 11/01/2049	110,034	103,245
Pool BO5478, 3.50%, 11/01/2049	1,216,694	1,129,184
Pool BO5488, 3.50%, 11/01/2049	806,499	747,800

The accompanying notes are an integral part of the financial statements.

22	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BO5372, 3.50%, 12/01/2049	$279,820	$259,179
Pool BO8937, 3.50%, 01/01/2050	399,437	370,365
Pool BO9006, 3.50%, 02/01/2050	413,802	384,394
Pool BP1310, 3.50%, 02/01/2050	307,815	287,063
Pool BP1468, 3.50%, 03/01/2050	398,890	374,829
Pool BV5367, 3.50%, 04/01/2052	593,541	546,686
Pool BV5368, 3.50%, 04/01/2052	1,047,896	971,268
Pool MA4580, 3.50%, 04/01/2052	5,267,053	4,839,512
Pool BV8521, 3.50%, 05/01/2052	2,358,631	2,168,094
Pool BV8522, 3.50%, 05/01/2052	1,812,009	1,682,867
Pool BV9871, 3.50%, 05/01/2052	761,215	702,959
Pool CB3688, 3.50%, 05/01/2052	8,956,563	8,234,194
Pool BT8242, 3.50%, 06/01/2052	403,656	371,255
Pool BW1784, 3.50%, 06/01/2052	1,297,002	1,195,338
Pool BW6010, 3.50%, 06/01/2052	1,722,600	1,583,671
Pool CB3798, 3.50%, 06/01/2052	7,163,235	6,584,557
Pool CB3986, 3.50%, 06/01/2052	4,702,985	4,323,061
Pool AH0540, 4.00%, 12/01/2040	24,221	23,503
Pool AH2979, 4.00%, 01/01/2041	23,200	22,556
Pool AH5643, 4.00%, 01/01/2041	58,385	56,458
Pool AH5671, 4.00%, 02/01/2041	55,094	53,462
Pool AH8877, 4.00%, 04/01/2041	84,663	81,869
Pool AI9871, 4.00%, 09/01/2041	52,094	50,374
Pool AJ4024, 4.00%, 10/01/2041	63,502	61,408
Pool AU9998, 4.00%, 09/01/2043	53,482	51,658
Pool AS0716, 4.00%, 10/01/2043	178,009	172,136
Pool AU6721, 4.00%, 10/01/2043	81,133	78,456
Pool AV0191, 4.00%, 10/01/2043	36,009	34,778
Pool AV0214, 4.00%, 10/01/2043	34,012	33,003
Pool AS0929, 4.00%, 11/01/2043	155,522	150,150
Pool AU6999, 4.00%, 11/01/2043	459,878	444,715
Pool AU7007, 4.00%, 11/01/2043	99,842	96,549
Pool AS1368, 4.00%, 12/01/2043	38,422	37,047
Pool AV0670, 4.00%, 12/01/2043	84,179	81,401
Pool AS1427, 4.00%, 01/01/2044	116,800	112,511
Pool AV6342, 4.00%, 01/01/2044	80,738	76,819
Pool AS1671, 4.00%, 02/01/2044	37,369	36,124
Pool AV5020, 4.00%, 02/01/2044	182,701	176,671
Pool AS1877, 4.00%, 03/01/2044	16,355	15,804
Pool AV7087, 4.00%, 03/01/2044	167,517	161,991
Pool AW0985, 4.00%, 05/01/2044	65,334	63,078
Pool AW3597, 4.00%, 06/01/2044	119,635	115,194
Pool AW5358, 4.00%, 06/01/2044	49,571	47,676
Pool AS2826, 4.00%, 07/01/2044	78,591	75,803
Pool AW8968, 4.00%, 07/01/2044	26,872	25,985
Pool AS3009, 4.00%, 08/01/2044	114,072	109,838
Pool AS3493, 4.00%, 10/01/2044	237,666	228,623
Pool AX0902, 4.00%, 10/01/2044	26,297	25,429
Pool AX3165, 4.00%, 10/01/2044	22,495	21,764
Pool AS3951, 4.00%, 11/01/2044	11,644	11,286
Pool AX4856, 4.00%, 12/01/2044	49,475	47,670
Pool AX7550, 4.00%, 12/01/2044	46,985	45,296
Pool AY5025, 4.00%, 03/01/2045	215,468	206,245
Pool AY8277, 4.00%, 05/01/2045	52,686	50,638
Pool AZ5697, 4.00%, 08/01/2045	55,683	53,608

The accompanying notes are an integral part of the financial statements.

23
	Principal Amount	Value
Pool AZ9195, 4.00%, 09/01/2045	$48,411	$46,559
Pool BE7194, 4.00%, 03/01/2047	518,847	495,941
Pool BE7216, 4.00%, 04/01/2047	458,780	438,713
Pool BH1143, 4.00%, 04/01/2047	184,917	177,062
Pool BD2419, 4.00%, 05/01/2047	1,130,642	1,080,727
Pool BH1167, 4.00%, 05/01/2047	160,188	155,153
Pool BE3689, 4.00%, 06/01/2047	2,107,189	2,014,164
Pool BH5309, 4.00%, 06/01/2047	1,052,698	1,006,225
Pool BE3762, 4.00%, 07/01/2047	811,469	775,644
Pool BH5334, 4.00%, 07/01/2047	5,583	5,434
Pool BH5335, 4.00%, 07/01/2047	225,362	218,519
Pool BH5361, 4.00%, 08/01/2047	421,754	403,263
Pool BH5395, 4.00%, 09/01/2047	496,498	478,879
Pool BH4060, 4.00%, 10/01/2047	699,721	668,827
Pool BH9379, 4.00%, 10/01/2047	121,385	116,574
Pool BH5748, 4.00%, 11/01/2047	813,913	777,978
Pool BJ4571, 4.00%, 01/01/2048	173,902	168,247
Pool BK1957, 4.00%, 03/01/2048	263,004	251,833
Pool BK1968, 4.00%, 03/01/2048	665,807	636,414
Pool BK1969, 4.00%, 03/01/2048	621,998	596,341
Pool BK2557, 4.00%, 03/01/2048	945,539	903,804
Pool BJ2676, 4.00%, 04/01/2048	327,126	312,786
Pool BK2008, 4.00%, 04/01/2048	465,530	446,994
Pool BJ2752, 4.00%, 05/01/2048	1,005,701	961,301
Pool BJ9235, 4.00%, 06/01/2048	1,735,837	1,659,207
Pool BK5289, 4.00%, 06/01/2048	614,274	589,816
Pool CA1934, 4.00%, 06/01/2048	1,317,660	1,259,488
Pool BK0898, 4.00%, 07/01/2048	186,459	178,538
Pool BK8813, 4.00%, 07/01/2048	637,796	609,834
Pool CA2094, 4.00%, 07/01/2048	1,376,890	1,316,101
Pool BK4747, 4.00%, 08/01/2048	345,825	330,663
Pool BK8829, 4.00%, 08/01/2048	257,414	246,480
Pool BH0713, 4.00%, 09/01/2048	249,479	240,756
Pool BK4815, 4.00%, 09/01/2048	629,224	601,442
Pool BK8895, 4.00%, 09/01/2048	593,528	569,894
Pool CA2315, 4.00%, 09/01/2048	532,808	509,284
Pool BK7669, 4.00%, 10/01/2048	811,182	775,620
Pool CA2532, 4.00%, 10/01/2048	1,172,254	1,120,254
Pool BK7934, 4.00%, 11/01/2048	1,206,829	1,153,547
Pool BH0723, 4.00%, 12/01/2048	283,758	273,011
Pool BN0321, 4.00%, 12/01/2048	542,031	518,103
Pool BN3958, 4.00%, 12/01/2048	429,124	410,208
Pool CA2994, 4.00%, 01/01/2049	293,077	280,731
Pool BN4338, 4.00%, 02/01/2049	192,934	186,367
Pool BN4347, 4.00%, 02/01/2049	214,831	206,743
Pool BN5288, 4.00%, 02/01/2049	1,009,641	965,067
Pool CA3143, 4.00%, 02/01/2049	323,573	309,389
Pool BN4373, 4.00%, 03/01/2049	658,538	628,782
Pool BN4386, 4.00%, 03/01/2049	215,610	205,632
Pool BN5350, 4.00%, 03/01/2049	294,740	281,392
Pool BN6227, 4.00%, 03/01/2049	159,983	153,405
Pool CA3270, 4.00%, 03/01/2049	207,492	198,398
Pool BN6236, 4.00%, 04/01/2049	17,698	17,030
Pool BN6247, 4.00%, 04/01/2049	167,992	160,993
Pool BN6285, 4.00%, 04/01/2049	350,046	334,086

The accompanying notes are an integral part of the financial statements.

24	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BN6563, 4.00%, 04/01/2049	$169,980	$162,159
Pool BN6301, 4.00%, 05/01/2049	756,948	723,059
Pool BN8894, 4.00%, 05/01/2049	699,461	668,583
Pool BN8913, 4.00%, 06/01/2049	329,287	314,749
Pool BN8923, 4.00%, 06/01/2049	677,364	647,670
Pool BN8931, 4.00%, 06/01/2049	486,015	464,156
Pool BO1274, 4.00%, 07/01/2049	293,973	280,386
Pool BO1285, 4.00%, 07/01/2049	628,009	599,503
Pool BO1316, 4.00%, 07/01/2049	130,187	124,656
Pool BO1326, 4.00%, 08/01/2049	791,066	754,015
Pool BO2971, 4.00%, 09/01/2049	269,264	257,264
Pool BO5432, 4.00%, 10/01/2049	602,093	575,612
Pool BO5373, 4.00%, 12/01/2049	113,905	109,066
Pool BO8938, 4.00%, 01/01/2050	407,962	392,675
Pool BO9007, 4.00%, 02/01/2050	248,504	236,975
Pool BV8523, 4.00%, 05/01/2052	1,658,351	1,572,852
Pool BV8524, 4.00%, 05/01/2052	1,629,823	1,561,520
Pool BV9872, 4.00%, 05/01/2052	1,686,620	1,593,749
Pool BV9873, 4.00%, 05/01/2052	1,967,256	1,882,863
Pool BW1787, 4.00%, 05/01/2052	151,144	143,416
Pool BT8307, 4.00%, 06/01/2052	1,113,832	1,053,187
Pool CB3987, 4.00%, 06/01/2052	9,008,985	8,514,739
Pool BW6011, 4.00%, 07/01/2052	878,723	831,788
Pool CB4207, 4.00%, 07/01/2052	4,187,210	3,956,207
Pool BX0008, 4.00%, 09/01/2052	230,911	218,147
Pool AC4095, 4.50%, 09/01/2039	4,724	4,667
Pool AH6769, 4.50%, 03/01/2041	71,019	70,114
Pool AI3491, 4.50%, 06/01/2041	146,529	145,345
Pool AI5362, 4.50%, 06/01/2041	86,258	85,226
Pool AI6155, 4.50%, 07/01/2041	145,197	142,666
Pool AI8167, 4.50%, 08/01/2041	77,469	76,390
Pool BH1145, 4.50%, 04/01/2047	257,802	251,492
Pool BK2031, 4.50%, 04/01/2048	215,459	210,000
Pool BK5278, 4.50%, 05/01/2048	694,545	684,994
Pool BK5299, 4.50%, 06/01/2048	235,624	229,849
Pool BK8815, 4.50%, 07/01/2048	232,374	226,472
Pool BK8869, 4.50%, 09/01/2048	933,420	921,634
Pool BK8905, 4.50%, 09/01/2048	328,374	319,571
Pool BN0889, 4.50%, 11/01/2048	362,658	353,335
Pool BN0323, 4.50%, 12/01/2048	265,938	260,292
Pool BN4308, 4.50%, 12/01/2048	183,682	179,492
Pool CA2842, 4.50%, 12/01/2048	394,295	388,117
Pool BN5289, 4.50%, 01/01/2049	118,854	116,406
Pool BN4339, 4.50%, 02/01/2049	194,777	190,360
Pool BN4384, 4.50%, 03/01/2049	53,315	52,047
Pool BN6238, 4.50%, 04/01/2049	122,085	119,969
Pool BN6277, 4.50%, 04/01/2049	31,052	30,296
Pool BN6302, 4.50%, 05/01/2049	7,482	7,311
Pool BN8924, 4.50%, 06/01/2049	290,572	286,172
Pool BN8932, 4.50%, 06/01/2049	109,299	106,529
Pool BO1320, 4.50%, 08/01/2049	196,881	192,416
Pool BW6012, 4.50%, 07/01/2052	724,806	705,815
Pool BW5904, 4.50%, 08/01/2052	433,244	419,650
Pool CB4293, 4.50%, 08/01/2052	6,513,969	6,309,204
Pool BX0009, 4.50%, 09/01/2052	493,709	478,176

The accompanying notes are an integral part of the financial statements.

25

	Principal Amount	Value
Pool CB4717, 4.50%, 09/01/2052	$7,892,430	$7,644,134
Pool CB4824, 4.50%, 10/01/2052	6,955,882	6,737,046
Pool BX0443, 4.50%, 11/01/2052	2,092,396	2,026,571
Pool BX4663, 4.50%, 11/01/2052	759,503	735,610
Pool BX4161, 4.50%, 12/01/2052	699,307	677,307
Pool CB5950, 4.50%, 03/01/2053	5,169,429	5,006,722
Pool BX9384, 4.50%, 04/01/2053	733,159	711,819
Pool CB6135, 4.50%, 04/01/2053	17,515,170	16,963,901
Pool BY0168, 4.50%, 05/01/2053	653,014	632,460
Pool CB6364, 4.50%, 05/01/2053	9,652,738	9,348,918
Pool 890230, 5.00%, 07/01/2040	2,558,646	2,581,986
Pool AD8500, 5.00%, 08/01/2040	78,833	78,251
Pool AH6772, 5.00%, 03/01/2041	49,245	48,946
Pool AH8879, 5.00%, 04/01/2041	181,984	181,036
Pool AI3492, 5.00%, 06/01/2041	140,992	140,398
Pool AI6154, 5.00%, 07/01/2041	108,681	108,055
Pool BK5300, 5.00%, 05/01/2048	382,298	382,399
Pool BK8817, 5.00%, 07/01/2048	88,249	87,454
Pool BK8870, 5.00%, 09/01/2048	392,302	391,081
Pool BN6239, 5.00%, 04/01/2049	35,531	35,112
Pool MA4737, 5.00%, 08/01/2052	7,091,511	6,991,852
Pool BX0444, 5.00%, 11/01/2052	3,030,489	2,988,196
Pool CB5052, 5.00%, 11/01/2052	25,258,776	24,898,626
Pool BX4162, 5.00%, 12/01/2052	741,270	730,527
Pool BX4662, 5.00%, 12/01/2052	912,754	902,017
Pool BX4182, 5.00%, 01/01/2053	738,721	727,843
Pool BX6155, 5.00%, 02/01/2053	204,089	201,295
Pool BX9388, 5.00%, 03/01/2053	4,197,629	4,135,367
Pool CB5794, 5.00%, 03/01/2053	14,467,938	14,256,415
Pool CB5951, 5.00%, 03/01/2053	7,710,753	7,597,475
Pool BX9387, 5.00%, 04/01/2053	1,832,990	1,795,593
Pool BY0169, 5.00%, 05/01/2053	993,651	981,074
Pool 890246, 5.50%, 11/01/2038	1,150,660	1,186,415
Pool BX0445, 5.50%, 11/01/2052	4,754,330	4,765,945
Pool BX4163, 5.50%, 12/01/2052	1,357,477	1,363,897
Pool CB5228, 5.50%, 12/01/2052	16,452,401	16,478,657
Pool CB5391, 5.50%, 12/01/2052	6,646,644	6,662,885
Pool BX4176, 5.50%, 01/01/2053	781,491	783,116
Pool BX6156, 5.50%, 02/01/2053	1,344,253	1,347,669
Pool CB5607, 5.50%, 02/01/2053	2,957,168	2,961,053
Pool CB5762, 5.50%, 02/01/2053	3,301,126	3,304,531
Pool BX9385, 5.50%, 04/01/2053	1,154,985	1,157,920
Pool BY0170, 5.50%, 05/01/2053	1,294,384	1,297,674
Pool 890247, 6.00%, 09/01/2038	1,214,624	1,264,380
Pool BX0446, 6.00%, 11/01/2052	977,833	992,408
Pool BX4164, 6.00%, 12/01/2052	2,280,703	2,316,363
Pool BX4177, 6.00%, 01/01/2053	1,838,860	1,880,145
Pool BX6157, 6.00%, 02/01/2053	790,313	804,780
Pool BX9386, 6.00%, 04/01/2053	2,139,792	2,171,173
Pool BY0171, 6.00%, 05/01/2053	1,772,221	1,799,521
Pool 886136, 6.50%, 07/01/2036	149,877	153,511
Pool 900106, 6.50%, 08/01/2036	50,685	52,224

The accompanying notes are an integral part of the financial statements.

26	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 900649, 6.50%, 09/01/2036	$95,986	$98,382
Pool 947771, 6.50%, 09/01/2037	34,759	35,578
		695,602,077

FRESB Multifamily Mortgage Pass-Through Certificate - 0.45%
Pool 2021-SB83, 0.63%, 01/25/2026 (b)	2,868,907	2,602,017
Pool 2021-SB82, 0.67%, 11/25/2025 (b)	2,021,478	1,851,114
Pool 2021-SB87, 0.78%, 04/25/2041 (b)	3,549,210	3,210,276
Pool 2021-SB82, 0.86%, 12/25/2027 (b)	2,327,191	2,030,885
Pool 2021-SB87, 1.07%, 04/25/2028 (b)	984,040	854,294
Pool 2022-SB104, 2.66%, 08/25/2032 (b)	1,992,120	1,743,704
Pool 2022-SB104, 2.79%, 09/25/2042 (b)	1,996,279	1,845,206
Pool 2017-SB43, 3.00%, 10/25/2027 (b)	460,090	426,316
Pool 2017-SB43, 5.76%, (ICE LIBOR USD 1 Month+0.700%), 10/25/2037 (b)	155,383	153,774
		14,717,586

GNMA Multifamily - 11.76%
Pool 2021-31, 1.10%, 01/16/2061	2,196,299	1,671,312
Pool 2021-36, 1.15%, 03/16/2057	1,933,205	1,516,511
Pool 2021-47, 1.15%, 03/16/2061	4,788,496	3,643,130
Pool 2021-28, 1.20%, 01/16/2062	15,006,178	11,661,353
Pool 2021-186, 1.25%, 05/16/2052	4,757,038	3,954,676
Pool 2021-5, 1.25%, 01/16/2061	465,566	361,113
Pool 2021-51, 1.25%, 10/16/2062	974,983	747,385
Pool 2020-135, 1.30%, 01/16/2063	1,321,104	1,025,495
Pool 2021-134 KQ, 1.40%, 03/16/2060	341,574	266,985
Pool 2021-43, 1.40%, 03/16/2062	5,034,935	3,951,623
Pool 2022-23 AE, 1.50%, 04/16/2046	3,036,343	2,719,730
Pool 2022-3 AN, 1.50%, 09/16/2051	16,123,837	13,612,756
Pool 2022-17 AJ, 1.50%, 05/16/2056	486,628	392,999
Pool 2021-79, 1.50%, 10/16/2057	1,027,628	842,489
Pool 2021-218 AG, 1.50%, 11/16/2059	812,660	640,123
Pool 2021-219 AJ, 1.50%, 11/16/2059	1,158,716	942,650
Pool 2021-218 AK, 1.50%, 10/16/2061	9,627,365	7,065,945
Pool 2021-217 AB, 1.50%, 12/16/2061	1,405,280	1,195,772
Pool 2021-68, 1.50%, 12/16/2061	1,296,427	1,051,791
Pool 2022-2 AC, 1.50%, 01/16/2062	8,625,076	6,957,225
Pool 2020-89 AB, 1.50%, 02/16/2062	416,119	326,147
Pool 2020-69, 1.50%, 03/16/2062	980,603	767,910
Pool 2021-164, 1.50%, 03/16/2062	2,672,030	2,165,298
Pool 2020-139, 1.50%, 04/16/2062	783,784	616,450
Pool 2021-210, 1.50%, 05/16/2062	494,527	388,224
Pool 2020-158, 1.50%, 09/16/2062	2,548,158	2,003,899
Pool 2021-102 AD, 1.50%, 10/16/2062	890,229	699,636
Pool 2020-170, 1.50%, 11/16/2062	395,540	309,263
Pool 2021-183, 1.50%, 01/16/2063	1,454,254	1,144,984
Pool 2021-40, 1.50%, 02/16/2063	7,715,613	6,049,975
Pool 2021-21, 1.50%, 06/16/2063	4,755,303	3,719,214
Pool 2021-164, 1.50%, 10/16/2063	391,151	305,517
Pool 2022-7 AC, 1.50%, 01/16/2064	1,868,897	1,472,487
Pool 2013-85 A, 1.55%, 09/16/2046	188,177	170,766
Pool 2013-7 AC, 1.60%, 03/16/2047	516,501	462,366
Pool 2021-75, 1.60%, 04/16/2062	2,346,657	1,863,611
Pool 2020-197, 1.60%, 10/16/2062	3,489,665	2,769,669
Pool 2021-200, 1.60%, 10/16/2062	441,948	357,516

The accompanying notes are an integral part of the financial statements.

27
	Principal Amount	Value
Pool 2022-21 AB, 1.60%, 12/16/2062	$1,378,496	$1,108,250
Pool 2020-100, 1.65%, 04/16/2062	772,004	625,019
Pool 2021-170, 1.65%, 12/16/2062	769,505	612,585
Pool 2021-65, 1.65%, 12/16/2062	396,547	315,080
Pool 2021-220 AC, 1.65%, 11/16/2063	4,737,659	3,760,215
Pool 2012-139 AB, 1.67%, 02/16/2053	44,037	35,693
Pool 2021-90, 1.70%, 05/16/2061	2,017,881	1,604,595
Pool 2013-50 AB, 1.73%, 05/16/2045	193,118	178,884
Pool 2022-15 AP, 1.75%, 12/16/2055	1,289,265	1,056,872
Pool 2021-222 AP, 1.75%, 02/16/2056	5,435,946	4,463,069
Pool 2022-14 AG, 1.75%, 01/01/2058	2,196,926	1,769,963
Pool 2021-128 PT, 1.75%, 06/16/2061	463,813	369,682
Pool 2022-41 AD, 1.75%, 01/16/2062	1,761,139	1,478,956
Pool 2021-80, 1.75%, 06/16/2062	1,906,242	1,546,979
Pool 2022-8 AB, 1.75%, 07/16/2062	1,479,131	1,216,377
Pool 2020-128, 1.75%, 10/16/2062	1,962,472	1,560,971
Pool 2021-110 AC, 1.75%, 10/16/2062	139,183	111,394
Pool 2021-33, 1.75%, 10/16/2062	1,107,980	881,193
Pool 2022-042, 1.75%, 03/16/2063	971,106	785,897
Pool 2022-038, 1.75%, 04/16/2064	7,684,063	6,085,112
Pool 2012-144 AD, 1.77%, 01/16/2053	138,366	121,477
Pool 2012-99 AE, 1.80%, 02/16/2048	536,096	450,619
Pool 2013-12 AB, 1.83%, 11/16/2052	94,332	87,562
Pool 2013-72 AC, 1.88%, 05/16/2046	312,104	281,354
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	652,122	543,581
Pool 2012-150 AB, 1.90%, 08/16/2044	20,769	19,740
Pool 2012-120 A, 1.90%, 02/16/2053	736,482	635,228
Pool 2020-71, 1.90%, 01/16/2062	753,192	608,537
Pool 2022-59 AB, 2.00%, 07/16/2043	1,371,246	1,260,010
Pool 2022-115, 2.00%, 09/16/2048	9,759,470	8,692,335
Pool 2013-128 AB, 2.00%, 10/16/2051	848,216	744,368
Pool 2011-143, 2.00%, 10/16/2057	1,560,902	1,266,179
Pool 2017-7, 2.00%, 11/16/2058	65,586	53,902
Pool 2022-77 AD, 2.00%, 01/16/2062	1,240,298	1,034,012
Pool 2020-118 AC, 2.00%, 04/16/2062	602,335	490,712
Pool 2020-91 AQ, 2.00%, 05/16/2062	1,151,666	932,310
Pool 2020-106 AG, 2.00%, 06/16/2062	763,512	618,267
Pool 2020-111 AD, 2.00%, 09/15/2062	1,523,815	1,243,514
Pool 2020-159, 2.00%, 10/16/2062	1,466,802	1,195,353
Pool 2022-042, 2.00%, 10/16/2062	978,358	819,189
Pool 2022-71 AH, 2.00%, 05/16/2063	1,956,428	1,620,586
Pool 2022-035, 2.00%, 10/16/2063 (b)	357,222	311,523
Pool 2022-49 AH, 2.00%, 03/16/2064	5,701,454	4,633,551
Pool 2022-73 AK, 2.00%, 03/16/2064	2,204,214	1,793,853
Pool 2012-112 AD, 2.09%, 02/16/2053	80,669	69,759
Pool 2012-114 A, 2.10%, 01/16/2053 (b)	160,013	138,850
Pool 2022-74 DA, 2.10%, 12/16/2058 (b)	4,913,640	4,042,852
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	122,720	103,730
Pool AA8478, 2.15%, 05/15/2035	252,516	251,899
Pool AA8479, 2.15%, 11/15/2035	531,903	530,604
Pool 2022-082, 2.15%, 12/16/2050	1,427,829	1,249,876
Pool 2022-96 DA, 2.15%, 02/16/2057	772,458	638,274
Pool 2022-72 AD, 2.15%, 04/16/2063	475,321	394,052
Pool 2012-70 AB, 2.18%, 08/16/2052	18,857	18,113
Pool 2013-94 AB, 2.20%, 03/16/2054	210,917	184,847

The accompanying notes are an integral part of the financial statements.

28	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2016-152, 2.20%, 08/15/2058	$1,347,021	$1,112,278
Pool 2020-2020, 2.20%, 04/16/2061	499,493	431,813
Pool 2020-70, 2.20%, 04/16/2062	529,639	435,063
Pool AC5324, 2.23%, 09/15/2032	578,521	539,298
Pool 2016-40, 2.25%, 03/16/2050	2,583,534	2,272,802
Pool 2019-127, 2.25%, 08/16/2053	322,496	272,032
Pool 2016-175, 2.25%, 09/16/2058	1,804,900	1,492,342
Pool 2020-10, 2.25%, 05/16/2060	2,232,700	1,956,207
Pool 2020-48, 2.25%, 11/16/2061	1,606,936	1,326,024
Pool 2022-149, 2.25%, 03/16/2062	4,738,709	4,326,964
Pool 2021-112 AC, 2.25%, 10/16/2063	1,422,950	1,172,076
Pool 2022-167, 2.30%, 10/16/2050	9,011,199	8,192,463
Pool 2017-20, 2.30%, 09/16/2057	736,007	619,569
Pool 2016-125, 2.30%, 12/16/2057	577,369	478,261
Pool 2017-003, 2.30%, 09/16/2058	1,042,745	865,914
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	500,000	442,538
Pool 2015-125 AB, 2.35%, 04/16/2047	1,517,268	1,367,082
Pool 2016-26, 2.35%, 11/16/2056	65,583	59,582
Pool 2016-87, 2.35%, 03/16/2058	314,740	264,623
Pool 2020-26 AD, 2.35%, 04/15/2061	2,500,925	2,114,664
Pool 2016-40, 2.40%, 06/16/2049	886,697	781,233
Pool 2018-16, 2.40%, 03/16/2050	3,445,953	3,109,876
Pool 2017-30, 2.40%, 03/16/2051	1,189,030	1,054,958
Pool 2018-26, 2.40%, 03/16/2052	1,309,574	1,210,878
Pool 2014-15 AD, 2.40%, 08/16/2054 (b)	706	703
Pool 2017-50, 2.40%, 01/16/2057	2,429,525	2,027,456
Pool 2017-16, 2.40%, 01/16/2058	583,299	495,474
Pool 2017-29, 2.40%, 01/16/2058	1,271,042	1,108,085
Pool 2016-113, 2.40%, 02/16/2058	595,578	496,297
Pool 2017-49, 2.40%, 05/16/2058	1,364,347	1,175,877
Pool 2017-41, 2.40%, 07/16/2058	548,102	486,047
Pool 2020-24 AB, 2.40%, 08/16/2061	870,985	740,484
Pool 2017-169, 2.45%, 03/16/2050	1,347,302	1,224,054
Pool 2020-23 AC, 2.45%, 02/16/2062	617,633	523,421
Pool 2018-30, 2.50%, 10/16/2048	71,304	70,145
Pool 2018-47, 2.50%, 01/16/2049	101,136	97,219
Pool 2022-165, 2.50%, 05/16/2049 (b)	8,792,040	8,061,307
Pool 2017-111, 2.50%, 06/16/2051	75,508	69,767
Pool 2015-114 AD, 2.50%, 11/15/2051	530,273	494,111
Pool 2022-162, 2.50%, 04/16/2054	2,232,915	1,983,214
Pool 2022-150, 2.50%, 07/16/2055	1,264,859	1,144,242
Pool 2017-9, 2.50%, 09/16/2056	530,699	447,445
Pool 2017-157, 2.50%, 10/16/2056	457,912	408,056
Pool 2017-28, 2.50%, 02/16/2057	2,487,506	2,092,671
Pool 2016-36 A, 2.50%, 03/16/2057	137,031	119,212
Pool 2017-72, 2.50%, 04/16/2057	450,243	379,395
Pool 2016-71, 2.50%, 10/16/2057	1,240,917	1,047,623
Pool 2017-46, 2.50%, 11/16/2057	1,880,015	1,582,441
Pool 2017-64, 2.50%, 11/16/2057	389,222	327,278
Pool 2017-22, 2.50%, 12/16/2057	2,486,226	2,106,130
Pool 2017-47, 2.50%, 08/16/2058	284,496	251,659
Pool 2017-81, 2.50%, 09/16/2058	260,978	222,883
Pool 2017-97, 2.50%, 09/16/2058	234,651	200,194
Pool 2018-3, 2.50%, 10/16/2058	3,006,380	2,595,197
Pool 2017-154, 2.50%, 12/16/2058	1,790,509	1,514,898

The accompanying notes are an integral part of the financial statements.

29

	Principal Amount	Value
Pool 2017-127, 2.50%, 02/16/2059	$500,964	$423,140
Pool 2017-143, 2.50%, 02/16/2059	860,532	724,798
Pool 2018-75, 2.50%, 04/16/2059	679,684	608,050
Pool 2017-191, 2.50%, 07/16/2059 (b)	2,776,452	2,333,845
Pool 2018-2, 2.50%, 07/16/2059	416,952	353,173
Pool 2017-169, 2.50%, 09/16/2059	77,407	65,452
Pool 2019-141, 2.50%, 08/16/2060	844,467	715,063
Pool 2020-8 AL, 2.50%, 01/16/2061	287,016	249,927
Pool 2019-107, 2.50%, 02/16/2061	525,244	442,539
Pool 2020-2 AH, 2.50%, 02/16/2061	2,322,247	2,000,201
Pool 2019-147 AE, 2.50%, 06/16/2061	632,998	533,534
Pool 2020-72, 2.50%, 02/16/2062	1,785,518	1,515,944
Pool 2020-10 AC, 2.50%, 04/16/2062	1,315,405	1,113,728
Pool 2016-64, 2.55%, 12/16/2057	782,572	663,709
Pool 2019-124, 2.55%, 09/16/2060	200,581	180,783
Pool 2018-74 AG, 2.60%, 12/16/2050	128,247	126,185
Pool 2017-106, 2.60%, 04/16/2051	83,387	76,100
Pool 2015-101 AE, 2.60%, 03/16/2052	259,991	233,815
Pool 2015-128 AJ, 2.60%, 11/16/2055	1,542,839	1,374,979
Pool 2015-160 AC, 2.60%, 01/16/2056 (b)	1,941,119	1,693,849
Pool 2018-69, 2.60%, 03/16/2056	675,585	642,476
Pool 2015-67 AE, 2.60%, 10/16/2056 (b)	432,489	373,476
Pool 2016-24, 2.60%, 12/16/2056	136,536	122,056
Pool 2016-41, 2.60%, 06/16/2057	95,806	81,570
Pool 2017-90, 2.60%, 07/16/2057	2,085,227	1,848,428
Pool 2017-62, 2.60%, 11/16/2057	755,729	670,967
Pool 2017-92, 2.60%, 06/16/2058	986,706	884,827
Pool 2018-16, 2.60%, 06/16/2058	2,370,454	2,079,289
Pool 2017-74, 2.60%, 09/16/2058	2,592,336	2,227,961
Pool 2018-28, 2.60%, 09/16/2058	3,764,885	3,288,890
Pool 2017-108, 2.60%, 10/16/2058	409,613	354,497
Pool 2017-135, 2.60%, 10/16/2058	2,234,716	1,909,305
Pool 2017-70, 2.60%, 10/16/2058	160,340	138,355
Pool 2017-102, 2.60%, 12/16/2058 (b)	981,138	830,810
Pool 2017-124, 2.60%, 12/16/2058	508,913	436,611
Pool 2017-131, 2.60%, 12/16/2058 (b)	975,604	828,069
Pool 2017-7, 2.60%, 12/16/2058 (b)	2,607,054	2,019,887
Pool 2018-9, 2.60%, 12/16/2058	1,020,477	876,563
Pool 2017-105, 2.60%, 01/16/2059	290,411	251,782
Pool 2017-143, 2.60%, 01/16/2059	1,258,266	1,072,060
Pool 2017-94, 2.60%, 02/16/2059	184,486	159,096
Pool 2017-169, 2.60%, 04/16/2059 (b)	3,476,754	2,962,283
Pool 2017-185, 2.60%, 04/16/2059 (b)	108,494	92,633
Pool 2017-126, 2.60%, 05/16/2059	66,649	57,947
Pool 2017-152, 2.60%, 05/16/2059	306,490	266,427
Pool 2017-61, 2.60%, 05/16/2059	628,877	546,046
Pool 2018-41 AD, 2.60%, 06/16/2059	566,153	521,133
Pool 2018-35, 2.60%, 09/16/2059	2,467,631	2,161,410
Pool 2019-88, 2.60%, 12/16/2059	532,367	473,738
Pool 2017-190, 2.60%, 03/16/2060	611,899	523,923
Pool 2019-147, 2.60%, 09/16/2060	147,049	127,418
Pool 2019-130, 2.60%, 11/16/2061	298,417	262,785
Pool 591746, 2.63%, 06/15/2048	709,167	704,925
Pool 2014-88 AH, 2.64%, 06/16/2054 (b)	87,965	80,077
Pool 2015-86 AC, 2.65%, 03/16/2050	316,286	296,612

The accompanying notes are an integral part of the financial statements.

30	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2015-171 EA, 2.65%, 12/16/2052	$37,385	$32,567
Pool 2016-178, 2.65%, 08/16/2058	2,478,612	2,142,788
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	183,066	164,303
Pool 2018-60, 2.70%, 12/16/2058	687,435	621,268
Pool 2017-159, 2.70%, 01/16/2059	487,055	418,817
Pool 2018-25, 2.70%, 04/16/2059	4,590,354	4,057,630
Pool 2018-43, 2.70%, 10/16/2059	822,292	713,800
Pool 2022-102, 2.70%, 06/16/2064 (b)	3,097,414	2,685,490
Pool AC3668, 2.73%, 04/15/2043	1,705,235	1,700,768
Pool 2018-62, 2.75%, 05/16/2051	545,326	501,963
Pool 2016-39, 2.75%, 01/16/2056	1,354,776	1,167,819
Pool 2015-81 AE, 2.75%, 10/16/2056 (b)	315,275	287,731
Pool 2017-54, 2.75%, 09/16/2057	229,367	201,626
Pool 2019-81 AC, 2.75%, 08/16/2060	71,530	62,417
Pool 2019-146, 2.75%, 07/16/2061 (b)	829,937	731,506
Pool 2022-163, 2.75%, 07/16/2062	549,599	499,450
Pool 2015-6 AH, 2.80%, 02/16/2051 (b)	451,884	408,742
Pool 2014-186 AH, 2.80%, 08/16/2054	91,837	83,316
Pool 2015-140 AC, 2.80%, 11/16/2056	563,065	507,833
Pool 2018-56, 2.80%, 04/16/2058	2,018,205	1,826,302
Pool BX1555, 2.80%, 06/15/2062 (c)	9,392,000	8,179,060
Pool 2014-124 AH, 2.81%, 09/16/2049 (b)	51,629	46,291
Pool 2018-82, 2.85%, 12/16/2051	1,077,673	969,330
Pool 2014-157 AB, 2.85%, 08/16/2054 (b)	10,041	9,897
Pool 2014-187 AF, 2.85%, 12/16/2055 (b)	626,143	566,259
Pool 2015-48 AE, 2.90%, 02/16/2050 (b)	69,002	64,173
Pool AV9479, 2.90%, 10/15/2051	7,677,266	7,658,544
Pool 2013-154, 2.90%, 09/16/2053 (b)	529,116	473,305
Pool 2015-73 AG, 2.90%, 11/16/2055 (b)	386,760	352,271
Pool 2015-7 AD, 2.90%, 01/16/2056 (b)	225,421	207,297
Pool 2018-110, 2.90%, 09/16/2059	139,825	126,064
Pool 2019-94 AG, 2.95%, 07/16/2060	384,717	357,159
Pool 2016-40, 2.97%, 05/16/2050 (b)	805,731	729,878
Pool 2015-22 B, 3.00%, 01/16/2049 (b)	1,975,000	1,728,416
Pool 2018-73, 3.00%, 04/16/2049	184,807	172,913
Pool 2018-96, 3.00%, 09/16/2049	495,926	462,831
Pool 2018-62, 3.00%, 05/16/2050	110,975	103,885
Pool 2018-98, 3.00%, 10/16/2050	81,940	78,489
Pool 2019-53, 3.00%, 06/16/2051	40,801	40,143
Pool 2015-101 MB, 3.00%, 03/16/2052 (b)	2,500,000	2,166,342
Pool 2022-187, 3.00%, 03/16/2054	445,728	412,520
Pool 2015-47 B, 3.00%, 10/16/2055 (b)	400,000	362,606
Pool 2022-158, 3.00%, 06/16/2056 (b)	1,484,331	1,354,412
Pool 2015-19 B, 3.00%, 07/16/2056 (b)	542,592	492,348
Pool 2018-88, 3.00%, 02/16/2058	877,626	785,851
Pool 2018-43, 3.00%, 12/16/2058	163,663	151,867
Pool 2019-63, 3.00%, 02/16/2060	180,309	168,899
Pool 2019-47, 3.00%, 05/16/2060	126,822	114,154
Pool 2019-66, 3.00%, 05/16/2060	14,145	13,275
Pool 2019-75 AC, 3.00%, 05/16/2060	389,734	367,146
Pool 2023-26, 3.00%, 05/16/2064 (b)	2,245,201	2,015,437
Pool 2022-144, 3.00%, 10/16/2064 (b)	727,885	640,647
Pool 2014-164 BA, 3.05%, 09/16/2052	164,890	159,491
Pool AS2544, 3.10%, 04/15/2042	706,113	668,435
Pool 2014-164 AN, 3.10%, 03/16/2055 (b)	601,420	541,754

The accompanying notes are an integral part of the financial statements.

31

	Principal Amount	Value
Pool AK8205, 3.10%, 09/15/2055	$2,150,462	$2,011,526
Pool 2018-85, 3.10%, 07/16/2057 (b)	721,678	672,799
Pool 2019-64, 3.10%, 01/16/2060	436,669	404,077
Pool 2019-105 A, 3.10%, 05/16/2061	10,093	9,318
Pool 2022-220, 3.15%, 04/16/2053	1,484,582	1,377,684
Pool 2022-184, 3.15%, 01/16/2054	3,631,479	3,373,809
Pool 2023-30, 3.15%, 07/16/2057	1,614,481	1,497,806
Pool 2018-136 AE, 3.15%, 09/16/2058	890,152	830,739
Pool 2019-32, 3.15%, 12/16/2059	666,860	640,681
Pool 2019-80 AB, 3.15%, 11/16/2060	34,756	31,349
Pool 2018-99, 3.20%, 01/16/2052	21,746	21,429
Pool 2015-128 MG, 3.20%, 11/16/2055 (b)	1,000,000	845,260
Pool AK7840, 3.25%, 03/15/2050	865,219	828,000
Pool 2022-202 AB, 3.25%, 07/16/2053 (b)	4,958,904	4,573,710
Pool 2022-199, 3.25%, 02/16/2054	639,924	596,818
Pool 2023-73, 3.25%, 09/16/2055 (b)	4,000,000	3,715,149
Pool 2023-33, 3.25%, 06/16/2056 (b)	3,029,968	2,748,146
Pool 2023-2, 3.25%, 07/16/2056 (b)	1,990,505	1,856,845
Pool 2019-26, 3.25%, 01/16/2060	66,105	65,054
Pool 2019-37, 3.25%, 02/16/2060	922,200	870,533
Pool 2018-165 AB, 3.25%, 09/16/2060	1,420,443	1,288,301
Pool 2023-50, 3.25%, 09/16/2063 (b)	998,099	904,596
Pool 2023-34, 3.25%, 01/16/2064 (b)	2,991,125	2,710,807
Pool 2023-78, 3.25%, 06/16/2064 (b)	3,000,000	2,735,528
Pool 2014-155 DC, 3.33%, 06/16/2047 (b)	685,046	650,267
Pool 2014-61 A, 3.34%, 02/16/2054 (b)	596,353	556,105
Pool 2023-31, 3.35%, 01/16/2056	1,744,277	1,600,355
Pool AT8470, 3.40%, 10/15/2051	1,727,025	1,636,075
Pool AN9543, 3.45%, 11/15/2050	1,552,573	1,480,855
Pool 2014-75 BC, 3.50%, 08/16/2054 (b)	473,709	436,299
Pool 2023-36, 3.50%, 03/16/2063 (b)	1,373,433	1,283,555
Pool AD8950, 3.51%, 09/15/2048	1,906,509	1,879,876
Pool AM0526, 3.51%, 05/15/2050	1,008,255	968,490
Pool AH5339, 3.55%, 12/15/2050	1,189,184	1,138,745
Pool AC6851, 3.62%, 08/15/2048	842,440	830,979
Pool AC6853, 3.62%, 08/15/2048	842,440	830,979
Pool 661707, 3.75%, 12/15/2054	817,587	787,797
Pool 2023-8, 3.75%, 10/16/2063	2,888,239	2,742,952
Pool AG7484, 3.83%, 03/15/2049	428,389	417,462
Pool AO6152, 3.94%, 01/15/2045	1,779,311	1,717,840
Pool AH7386, 4.00%, 11/15/2053	1,803,969	1,747,087
Pool 2023-44, 4.00%, 08/16/2056	1,446,772	1,374,281
Pool 768250, 4.01%, 08/15/2052	2,257,284	2,251,220
Pool AH1338, 4.61%, 06/15/2055	460,725	453,046
Pool 699710, 5.43%, 07/15/2044	325,410	324,617
Pool 637911, 6.00%, 07/15/2035	290,472	289,618
Pool 636413, 6.25%, 04/15/2036	518,175	516,713
		383,538,772

GNMA Single Family - 0.47%
Pool BV1487, 2.50%, 08/20/2050	300,137	261,505
Pool G2 CE6248, 2.50%, 08/20/2051	252,685	220,160
Pool AD1699, 3.00%, 02/15/2043	53,211	49,123
Pool AV5053, 3.00%, 10/20/2046	294,927	266,987
Pool AX5461, 3.00%, 12/20/2046	654,054	589,767

The accompanying notes are an integral part of the financial statements.

32	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool AX5544, 3.00%, 01/20/2047	$192,874	$174,292
Pool BV1491, 3.00%, 08/20/2050	396,686	357,927
Pool 779354, 3.50%, 06/15/2042	3,746	3,574
Pool AX5545, 3.50%, 01/20/2047	422,921	397,788
Pool BC5351, 3.50%, 09/20/2047	462,709	435,213
Pool BD9036, 3.50%, 11/20/2047	589,762	554,254
Pool 737576, 4.00%, 11/15/2040	17,048	16,585
Pool 737712, 4.00%, 12/15/2040	91,394	88,662
Pool 757173, 4.00%, 12/20/2040	116,832	113,502
Pool 737837, 4.00%, 01/15/2041	186,067	180,919
Pool 759104, 4.00%, 01/15/2041	155,688	151,381
Pool 2759436, 4.00%, 01/20/2041	57,903	56,092
Pool 2759466, 4.00%, 01/20/2041	148,059	143,839
Pool 759191, 4.00%, 02/15/2041	231,619	223,894
Pool 2759301, 4.00%, 02/20/2041	172,419	167,028
Pool 2763042, 4.00%, 04/20/2041	64,015	61,202
Pool 738629, 4.00%, 08/15/2041	293,645	284,868
Pool 738630, 4.00%, 08/15/2041	241,995	234,762
Pool 770515, 4.00%, 08/15/2041	373,136	360,138
Pool 738735, 4.00%, 09/15/2041	84,180	81,689
Pool 738954, 4.00%, 11/15/2041	50,247	48,461
Pool 778766, 4.00%, 01/15/2042	279,138	270,794
Pool 778847, 4.00%, 02/15/2042	42,984	41,655
Pool AF3781, 4.00%, 09/15/2043	293,970	285,835
Pool AG8734, 4.00%, 12/15/2043	139,047	134,890
Pool BH0074, 4.00%, 06/20/2048	1,162,386	1,107,294
Pool BI3170, 4.00%, 07/20/2048	242,276	230,883
Pool 717198, 4.50%, 06/15/2039	152,271	151,483
Pool 714594, 4.50%, 07/15/2039	32,235	32,068
Pool 720208, 4.50%, 07/15/2039	148,257	147,490
Pool 726402, 4.50%, 10/15/2039	13,004	12,937
Pool 728954, 4.50%, 12/15/2039	105,300	104,755
Pool 729017, 4.50%, 01/15/2040	206,179	204,110
Pool 737051, 4.50%, 03/15/2040	136,088	135,573
Pool 737222, 4.50%, 05/15/2040	115,783	115,344
Pool 698160, 4.50%, 07/15/2040	56,787	56,220
Pool 748456, 4.50%, 08/15/2040	166,364	165,505
Pool 738152, 4.50%, 04/15/2041	387,366	387,261
Pool 738267, 4.50%, 05/15/2041	168,707	168,068
Pool 763543, 4.50%, 05/15/2041	76,949	75,946
Pool 738397, 4.50%, 06/15/2041	262,403	261,409
Pool 770396, 4.50%, 06/15/2041	69,166	68,313
Pool 2783417, 4.50%, 08/20/2041	1,866,949	1,867,826
Pool BH0075, 4.50%, 06/20/2048	265,149	259,176
Pool 688624, 5.00%, 05/15/2038	75,305	75,789
Pool 411105, 5.00%, 01/15/2039	24,080	24,221
Pool 439079, 5.00%, 02/15/2039	110,716	111,794
Pool 646728, 5.00%, 03/15/2039	71,357	71,858
Pool 646750, 5.00%, 04/15/2039	56,638	57,143
Pool 646777, 5.00%, 05/15/2039	33,841	34,079
Pool 720288, 5.00%, 08/15/2039	85,762	86,104
Pool 722944, 5.00%, 08/15/2039	53,519	53,899
Pool 723006, 5.00%, 10/15/2039	135,203	136,643
Pool 726403, 5.00%, 10/15/2039	23,258	23,397
Pool 737055, 5.00%, 03/15/2040	172,036	173,530

The accompanying notes are an integral part of the financial statements.

33

	Principal Amount	Value
Pool 658393, 5.00%, 06/15/2040	$175,100	$176,545
Pool 2783418, 5.00%, 06/20/2040	1,255,625	1,230,693
Pool 684677, 5.50%, 03/15/2038	71,866	73,172
Pool 2688636, 5.50%, 05/20/2038	204,562	204,634
Pool 690974, 5.50%, 06/15/2038	38,315	39,011
Pool 2409120, 5.50%, 07/20/2038	50,585	50,557
Pool 2700671, 5.50%, 10/20/2038	66,027	65,990
Pool 411116, 5.50%, 01/15/2039	141,472	144,041
Pool 2684988, 6.00%, 03/20/2038	80,741	81,525
Pool 688626, 6.00%, 05/15/2038	100,560	102,511
Pool 2693900, 6.00%, 07/20/2038	125,241	126,551
Pool 696513, 6.00%, 08/15/2038	32,308	32,935
Pool 2696843, 6.00%, 08/20/2038	52,235	52,743
Pool 699255, 6.00%, 09/15/2038	124,924	127,349
Pool 2698997, 6.00%, 09/20/2038	100,931	101,952
Pool 705999, 6.00%, 01/15/2039	83,664	85,288
Pool 530199, 7.00%, 03/20/2031	35,667	35,737
		15,388,138

HUD - 0.01%
Pool 0620, 5.77%, 08/01/2026	328,000	328,127

Small Business Administration - 0.60%
Pool American, 1.25%, 04/11/2038 (b)	547,619	549,992
Pool Cleburne, 1.25%, 07/15/2038 (b)	408,580	411,488
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (b)	208,450	214,425
Pool Premie, 2.95%, 08/29/2038 (b)	587,402	623,904
Pool Animal, 3.19%, 06/04/2023 (b)	5,908	5,944
Pool Buck Pizza, 5.23%, 07/15/2024 (b)	1,225	1,238
Pool 507253, 5.25%, (Prime Rate-2.750%), 05/25/2030 (b)	12,184	12,197
Pool 508206, 5.35%, (Prime Rate-2.650%), 09/25/2032 (b)	12,252	12,263
Pool 508298, 5.35%, (Prime Rate-2.650%), 01/25/2033 (b)	156,514	156,768
Pool 508506, 5.38%, (Prime Rate-2.625%), 06/25/2033 (b)	79,053	79,088
Pool 530311, 5.45%, (Prime Rate-2.550%), 04/25/2033 (b)	2,423,778	2,415,769
Pool 509409, 6.00%, (Prime Rate-2.000%), 09/25/2023 (b)	11,336	11,242
Pool 509596, 6.00%, (Prime Rate-2.000%), 11/25/2024 (b)	43,276	42,999
Pool 509670, 6.00%, (Prime Rate-2.000%), 04/25/2025 (b)	63,627	63,160
Pool 509678, 6.00%, (Prime Rate-2.000%), 05/25/2025 (b)	198,818	197,627
Pool 509748, 6.00%, (Prime Rate-2.000%), 09/25/2025 (b)	443,845	440,818
Pool 509348, 6.00%, (Prime Rate-2.000%), 02/25/2038 (b)	272,341	267,847
Pool 509350, 6.00%, (Prime Rate-2.000%), 03/25/2038 (b)	149,990	147,354
Pool 509391, 6.00%, (Prime Rate-2.000%), 06/25/2038 (b)	280,155	277,824
Pool 509417, 6.00%, (Prime Rate-2.000%), 10/25/2038 (b)	276,393	272,221
Pool 509460, 6.00%, (Prime Rate-2.000%), 01/25/2039 (b)	553,269	547,214
Pool 509541, 6.00%, (Prime Rate-2.000%), 08/25/2039 (b)	170,729	165,892
Pool 509573, 6.00%, (Prime Rate-2.000%), 09/25/2039 (b)	814,466	822,202
Pool 509575, 6.00%, (Prime Rate-2.000%), 10/25/2039 (b)	935,799	956,790
Pool 509661, 6.00%, (Prime Rate-2.000%), 03/25/2040 (b)	1,168,543	1,183,502
Pool 509688, 6.00%, (Prime Rate-2.000%), 08/25/2040 (b)	1,387,832	1,405,943
Pool 509735, 6.00%, (Prime Rate-2.000%), 09/25/2040 (b)	575,003	577,295
Pool 509760, 6.00%, (Prime Rate-2.000%), 11/25/2040 (b)	1,165,743	1,190,210
Pool 509977, 6.40%, (Prime Rate-1.600%), 03/25/2042 (b)	103,540	105,478
Pool 510004, 6.75%, (Prime Rate-1.250%), 05/25/2042 (b)	207,042	211,523
Pool 509793, 6.86%, (Prime Rate-1.144%), 01/25/2041 (b)	747,486	760,524
Pool 510051, 7.25%, (Prime Rate-0.750%), 07/25/2042 (b)	166,124	173,856
Pool 509010, 7.33%, (Prime Rate-0.675%), 01/25/2036 (b)	39,179	39,691

The accompanying notes are an integral part of the financial statements.

34	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 522124, 7.79%, (Prime Rate-0.180%), 02/25/2040 (b)	$222,996	$231,750
Pool 510047, 7.83%, (Prime Rate-0.171%), 09/25/2042 (b)	450,699	479,220
Pool 509900, 7.90%, (Prime Rate-0.098%), 03/25/2042 (b)	1,165,919	1,229,705
Pool 522305, 8.20%, (Prime Rate+0.182%), 11/25/2028 (b)	133,002	136,111
Pool 509967, 8.40%, (Prime Rate+0.402%), 03/25/2032 (b)	129,806	136,407
Pool 521967, 8.53%, (Prime Rate+0.515%), 06/25/2038 (b)	339,106	354,969
Pool 522053, 8.61%, (Prime Rate+0.577%), 05/25/2026 (b)	40,784	40,821
Pool 509647, 8.61%, (Prime Rate+0.605%), 12/25/2026 (b)	28,881	29,067
Pool 522440, 8.65%, (Prime Rate+0.575%), 07/25/2029 (b)	182,309	189,787
Pool 522194, 8.70%, (Prime Rate+0.624%), 09/25/2040 (b)	97,019	104,269
Pool 521984, 8.72%, (Prime Rate+0.578%), 10/25/2038 (b)	86,193	91,127
Pool 522125, 8.77%, (Prime Rate+0.842%), 10/25/2026 (b)	18,540	18,718
Pool 522158, 8.78%, (Prime Rate+0.879%), 01/25/2027 (b)	133,019	135,566
Pool 522317, 8.80%, (Prime Rate+0.963%), 03/25/2029 (b)	157,180	164,762
Pool 521860, 8.80%, (Prime Rate+0.913%), 03/25/2037 (b)	107,352	112,546
Pool 521919, 8.83%, (Prime Rate+0.807%), 12/25/2037 (b)	35,698	37,436
Pool 510056, 8.83%, (Prime Rate+0.829%), 08/25/2042 (b)	86,659	94,613
Pool 522371, 8.84%, (Prime Rate+0.789%), 10/25/2029 (b)	52,348	54,447
Pool 522328, 8.86%, (Prime Rate+0.917%), 05/25/2029 (b)	16,424	17,251
Pool 522029, 8.90%, (Prime Rate+0.947%), 02/25/2039 (b)	13,059	13,847
Pool 522423, 8.91%, (Prime Rate+0.785%), 12/25/2028 (b)	214,758	223,004
Pool 521884, 8.91%, (Prime Rate+0.772%), 08/25/2037 (b)	127,812	134,091
Pool 522020, 8.92%, (Prime Rate+0.855%), 02/25/2026 (b)	17,533	17,472
Pool 521970, 8.94%, (Prime Rate+0.913%), 07/25/2038 (b)	177,829	189,285
Pool 522268, 8.95%, (Prime Rate+0.916%), 01/25/2029 (b)	364,018	373,625
Pool 522156, 9.00%, (Prime Rate+0.983%), 05/25/2040 (b)	116,070	123,468
Pool 522387, 9.01%, (Prime Rate+0.967%), 01/25/2030 (b)	107,949	113,122
Pool 522282, 9.15%, (Prime Rate+1.136%), 09/25/2028 (b)	59,255	61,338
Pool 522327, 9.21%, (Prime Rate+1.192%), 05/25/2029 (b)	256,431	268,932
Pool 522150, 9.38%, (Prime Rate+1.205%), 02/25/2026 (b)	5,216	5,248
		19,526,292

Small Business Administration Participation Certificates - 0.82%
Pool 2020-10D, 0.81%, 07/01/2030	3,004,272	2,700,272
Pool 2022-20B, 2.22%, 02/01/2042	9,610,298	8,523,917
Pool 2015-20C, 2.72%, 03/01/2035	28,685	26,596
Pool 2012-20A, 2.76%, 01/01/2032	10,750	10,007
Pool 2016-20L, 2.81%, 12/01/2036	222,452	205,902
Pool 2017-20F, 2.81%, 06/01/2037	5,036,302	4,651,771
Pool 2017-20C, 3.04%, 03/01/2037	3,626,421	3,398,855
Pool 2014-20D, 3.11%, 04/01/2034	1,399,422	1,319,567
Pool 2010-20K, 3.25%, 11/01/2030	5,375	5,072
Pool 2018-20E, 3.50%, 05/01/2038	3,489,810	3,289,368
Pool 2013-20I, 3.62%, 09/01/2033	297,585	285,454
Pool 2009-20J, 3.92%, 10/01/2029	1,770,020	1,713,806
Pool 2010-20E, 4.11%, 05/01/2030	53,652	51,732
Pool 2011-20B, 4.22%, 02/01/2031	254,263	245,156
Pool 2009-20D, 4.31%, 04/01/2029	283,999	278,472
Pool 2008-20C, 5.49%, 03/01/2028	2,989	2,942
Pool 2008-20E, 5.49%, 05/01/2028	8,425	8,331
		26,717,220

Small Business Investment Company Certificates - 0.52%
Pool 2016-10B, 2.05%, 09/10/2026	4,483,316	4,170,256
Pool 2015-10B, 2.83%, 09/10/2025	101,779	97,515
Pool 2022-10A, 2.94%, 03/10/2032	3,964,040	3,590,568

The accompanying notes are an integral part of the financial statements.

35

	Principal Amount	Value
Pool 2014-10B, 3.02%, 09/10/2024	$159,663	$155,199
Pool 2014-10A, 3.19%, 03/10/2024	1,633,297	1,603,108
Pool 2022-10B, 4.26%, 09/10/2032	2,443,354	2,424,635
Pool 2023-10A, 5.17%, 03/10/2033	5,000,000	5,011,973
		17,053,254

Tennessee Valley Authority - 0.38%
Pool 2021, 1.50%, 09/15/2031	15,000,000	12,239,634

USDA Loan - 0.01%
Pool Highland, 5.28%, 07/14/2024	190,051	193,163
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,264,205,604)		2,029,292,754

CORPORATE BONDS - 12.40%
Communication Services - 1.06%
Alphabet
1.10%, 08/15/2030	18,550,000	15,144,239
Comcast Corp.
4.65%, 02/15/2033	17,399,000	17,300,294
Verizon Communications
5.05%, 05/09/2033	2,274,000	2,250,659
		34,695,192
Consumer Discretionary - 0.59%
Bridge Housing Corp.
3.25%, 07/15/2030	5,000,000	4,400,850
Howard University
1.99%, 10/01/2025	1,000,000	920,784
National Community Renaissance of California
3.27%, 12/01/2032	7,840,000	6,572,998
Preservation of Affordable Housing
4.48%, 12/01/2032	5,100,000	4,924,288
Salvation Army
5.64%, 09/01/2026	2,440,000	2,454,856
		19,273,776
Consumer Staples - 0.39%
Walmart
1.80%, 09/22/2031	15,336,000	12,784,813
Financials - 8.15%
American Express
4.05%, 05/03/2029	21,314,000	20,490,050
Andrew W Mellon Foundation
0.95%, 08/01/2027	20,238,000	17,569,399
Bank of America Corp.
1.53%, U.S. SOFR + 0.650%, 12/06/2025 (b)	25,007,000	23,440,244
2.46%, TSFR3M + 1.132%, 10/22/2025 (b)	17,767,000	16,949,581
6.20%, U.S. SOFR + 1.990%, 11/10/2028 (b)	30,046,000	31,076,013
Capital Impact Partners
4.80%, 10/15/2023	5,000,000	4,972,389
Century Housing Corp.
4.50%, 09/15/2023	5,000,000	4,987,646
Citigroup Global Markets Holdings
6.00%, 10/20/2027	5,000,000	4,974,614
Enterprise Community Loan Fund
3.69%, 11/01/2023	1,950,000	1,932,249

The accompanying notes are an integral part of the financial statements.

36	The CCM Community Impact Bond Fund

	Principal Amount	Value
Equitable Financial Life Global Funding
1.30%, 07/12/2026 (d)	$13,949,000	$12,265,960
Goldman Sachs Group
4.39%, U.S. SOFR + 1.510%, 06/15/2027 (b)	23,900,000	23,431,499
JPMorgan Chase
0.56%, U.S. SOFR + 0.420%, 02/16/2025 (b)	8,986,000	8,659,824
Local Initiatives Support Corp.
1.00%, 11/15/2025	5,000,000	4,405,611
Massachusetts State Higher Education Assistance Corp.
2.67%, 07/01/2031	6,000,000	4,777,026
Metropolitan Life Global Funding I
0.95%, 07/02/2025 (d)	16,323,000	14,923,393
4.40%, 06/30/2027 (d)	14,695,000	14,373,525
PNC Financial Services Group
1.15%, 08/13/2026	18,857,000	16,548,588
Prudential Financial
1.50%, 03/10/2026	13,838,000	12,708,897
Reinvestment Fund
3.70%, 02/15/2025	150,000	144,824
State Street Corp.
5.75%, U.S. SOFR + 1.353%, 11/04/2026 (b)	3,121,000	3,157,411
Truist Financial Corp.
1.27%, U.S. SOFR + 0.609%, 03/02/2027 (b)	12,215,000	10,816,370
United Jewish Appeal-Federation of Jewish Philanthropies of New York
0.92%, 02/01/2024	1,010,000	979,020
USAA Capital Corp.
2.13%, 05/01/2030 (d)	14,399,000	11,974,224
		265,558,357
Government-Related - 0.09%
Europe Development Bank
3.00%, 06/16/2025	3,000,000	2,911,260

Information Technology - 0.76%
Apple
3.00%, 06/20/2027	4,647,000	4,460,849
salesforce.com
1.50%, 07/15/2028	23,297,000	20,335,058
		24,795,907
Real Estate - 1.22%
ERP Operating
4.15%, 12/01/2028	1,000,000	962,817
Prologis
1.25%, 10/15/2030	5,716,000	4,450,453
4.63%, 01/15/2033	35,172,000	34,393,220
		39,806,490
Utilities - 0.14%
MidAmerican Energy
3.65%, 04/15/2029	4,860,000	4,617,739
TOTAL CORPORATE BONDS (Cost $430,717,119)		404,443,534

The accompanying notes are an integral part of the financial statements.

37

	Principal Amount	Value
MUNICIPAL BONDS - 11.29%
Arkansas - 0.00%
Arkansas State Development Finance Authority, Ser A, RB
Callable 07/03/2023 @ 100
3.075%, 11/01/2023	$85,000	$84,139

California - 1.90%
Alameda County, Ser A, GO
4.000%, 08/01/2023	2,545,000	2,538,031
Alameda County, Ser A, GO
Callable 02/01/2028 @ 100
3.753%, 08/01/2032	1,425,000	1,350,597
Alameda County, Ser B, GO
3.649%, 08/01/2030	325,000	310,910
3.460%, 08/01/2027	685,000	663,228
3.410%, 08/01/2026	1,250,000	1,215,715
California State Health Facilities Financing Authority, RB
3.478%, 06/01/2029	2,500,000	2,342,387
3.378%, 06/01/2028	1,915,000	1,805,097
California State Health Facilities Financing Authority, Ser A, RB
2.534%, 06/01/2028	1,050,000	950,656
2.211%, 06/01/2025	765,000	724,298
1.970%, 06/01/2023	570,000	570,000
1.829%, 06/01/2029	5,975,000	5,088,500
1.168%, 06/01/2026	1,660,000	1,495,232
0.952%, 06/01/2025	3,215,000	2,967,953
California State Health Facilities Financing Authority, Ser A, RB
Callable 06/01/2029 @ 100
2.704%, 06/01/2030	2,460,000	2,168,187
California State Housing Finance Agency, Ser A, RB
Callable 08/01/2025 @ 100
2.794%, 08/01/2036	1,090,000	1,047,012
California State Municipal Finance Authority, RB
1.605%, 11/01/2023	2,590,000	2,545,744
Emeryville California, GO
6.000%, 08/01/2025	1,035,000	1,064,021
6.000%, 08/01/2028	310,000	336,861
Los Angeles City, Ser A, GO
3.000%, 09/01/2026	5,295,000	5,027,452
Los Angeles City, Ser A, GO
Callable 09/01/2028 @ 100
3.690%, 09/01/2029	555,000	526,346
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
Callable 09/01/2026 @ 100
3.750%, 09/01/2031	605,000	567,156
3.500%, 09/01/2027	250,000	236,792
Oakland City, Ser A-2, GO
3.000%, 01/15/2025	2,960,000	2,867,762
Oakland City, Ser B2, GO
2.110%, 01/15/2030	945,000	801,916

The accompanying notes are an integral part of the financial statements.

38	The CCM Community Impact Bond Fund

	Principal Amount	Value
1.830%, 01/15/2027	$1,000,000	$904,234
1.630%, 01/15/2025	780,000	737,204
San Diego Unified School District, Ser ZR-1, GO
1.599%, 07/01/2028	1,250,000	1,080,493
San Francisco City & County Affordable Housing, Ser D, GO
3.500%, 06/15/2023	1,470,000	1,469,022
San Francisco City & County Redevelopment Agency Successor Agency, Ser A, TA
3.633%, 08/01/2026	575,000	556,313
2.071%, 08/01/2027	4,125,000	3,647,099
1.561%, 08/01/2025	4,135,000	3,813,091
1.286%, 08/01/2024	790,000	750,719
San Francisco City & County Redevelopment Agency Successor Agency, Ser C, TA
3.125%, 08/01/2024	1,850,000	1,800,690
San Francisco City & County, Ser A, GO
0.728%, 06/15/2025	800,000	730,489
0.396%, 06/15/2024	3,095,000	2,930,955
0.193%, 06/15/2023	2,865,000	2,859,177
San Francisco City & County, Ser C, GO
1.805%, 06/15/2030	400,000	329,060
1.705%, 06/15/2029	410,000	343,907
1.555%, 06/15/2028	250,000	213,696
1.324%, 06/15/2027	450,000	391,718
1.104%, 06/15/2026	245,000	219,129
0.766%, 06/15/2025	90,000	82,766
		62,071,615

Colorado - 0.46%
Colorado Housing and Finance Authority, Ser F1, RB
4.715%, 11/01/2029	675,000	664,452
4.665%, 05/01/2029	750,000	736,751
4.645%, 11/01/2028	745,000	733,203
4.585%, 05/01/2028	700,000	687,048
Colorado State Housing & Finance Authority, Ser A, RB
Callable 05/01/2024 @ 100
2.873%, 11/01/2024	55,000	54,274
Colorado State Housing & Finance Authority, Ser A, RB
Callable 11/01/2026 @ 100
3.000%, 08/01/2047	102,493	93,908
Colorado State Housing & Finance Authority, Ser A-1, RB
4.554%, 11/01/2028	705,000	696,093
4.504%, 05/01/2028	650,000	641,837
4.464%, 11/01/2027	285,000	280,856
4.434%, 05/01/2027	1,000,000	988,697
Colorado State Housing & Finance Authority, Ser C-1, RB
2.175%, 11/01/2025	150,000	140,227
2.125%, 05/01/2025	175,000	164,929
Colorado State Housing & Finance Authority, Ser H-1, RB
5.117%, 11/01/2027	1,250,000	1,261,486
5.017%, 05/01/2027	2,475,000	2,493,604
4.967%, 11/01/2026	1,285,000	1,290,516
4.917%, 05/01/2026	1,200,000	1,200,537

The accompanying notes are an integral part of the financial statements.

39

	Principal Amount	Value
Colorado State Housing & Finance Authority, Ser I, RB
Callable 06/01/2028 @ 100
3.850%, 07/01/2057	$2,109,133	$1,773,637
Colorado State Housing & Finance Authority, Ser V, RB
3.400%, 11/01/2045	200,194	179,354
Denver City & County Housing Authority, Ser B, RB
Callable 02/01/2024 @ 100
0.839%, 08/01/2024	870,000	822,893
		14,904,302

Delaware - 0.11%
Delaware State Housing Authority, Ser A, RB
Callable 07/01/2028 @ 100
3.480%, 07/01/2048	3,680,674	3,432,352

District of Columbia - 0.09%
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
3.236%, 03/01/2049	2,235,151	2,119,830
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
Callable 02/15/2039 @ 100
3.875%, 06/15/2045	833,398	783,576
		2,903,406

Florida - 0.14%
Florida Housing Finance Corp., Ser 2, RB
4.840%, 01/01/2029	525,000	519,122
Florida State Housing Finance Corp., Ser 1, RB
Callable 07/01/2025 @ 100
3.125%, 07/01/2037	2,259,508	2,092,412
Florida State Housing Finance Corp., Ser A, RB
Callable 07/01/2026 @ 100
2.450%, 01/01/2043	485,638	448,743
Florida State Housing Finance Corp., Ser B, RB
Callable 07/01/2026 @ 100
2.550%, 01/01/2043	1,335,351	1,230,190
Miami-Dade County Housing Finance Authority, Ser A, RB
Callable 10/01/2025 @ 100
2.875%, 11/01/2038	480,719	433,124
		4,723,591

Georgia - 0.01%
Atlanta Development Authority, Ser A, RB
2.622%, 12/01/2024	75,000	72,299
Atlanta Urban Residential Finance Authority, Ser A, RB
2.544%, 12/01/2023	390,000	384,735
		457,034

Illinois - 0.38%
Illinois State Housing Development Authority, Ser A, RB
Callable 08/01/2025 @ 100
4.000%, 02/01/2034	600,000	587,715

The accompanying notes are an integral part of the financial statements.

40	The CCM Community Impact Bond Fund

	Principal Amount	Value
Illinois State Housing Development Authority, Ser A, RB
2.625%, 03/01/2048	$989,016	$840,511
Illinois State Housing Development Authority, Ser B, RB
5.328%, 10/01/2030	100,000	100,012
5.258%, 10/01/2029	280,000	279,597
5.208%, 04/01/2029	190,000	189,633
Illinois State Housing Development Authority, Ser B1, Cl 1, RB
3.200%, 12/01/2043	931,179	780,366
Illinois State Housing Development Authority, Ser C, RB
1.601%, 10/01/2027	400,000	353,591
1.451%, 04/01/2027	540,000	480,596
1.118%, 10/01/2026	215,000	191,747
1.068%, 04/01/2026	470,000	424,822
0.968%, 10/01/2025	1,020,000	933,213
0.868%, 04/01/2025	495,000	459,174
0.501%, 10/01/2024	585,000	548,940
0.451%, 04/01/2024	950,000	911,068
0.353%, 10/01/2023	880,000	865,096
Illinois State Housing Development Authority, Ser E, RB
4.897%, 10/01/2029	1,350,000	1,331,385
4.847%, 04/01/2029	1,310,000	1,289,124
4.726%, 10/01/2028	720,000	708,646
Sales Tax Securitization Corp., Ser B, RB
4.431%, 01/01/2027	1,000,000	989,548
4.408%, 01/01/2026	158,000	156,061
		12,420,845

Indiana - 0.11%
Indiana State Housing & Community Development Authority, Ser A2, RB
4.532%, 07/01/2027	120,000	117,866
4.482%, 01/01/2027	125,000	123,111
Indiana State Housing & Community Development Authority, Ser B-3, RB
4.990%, 07/01/2030	300,000	299,103
4.940%, 01/01/2030	300,000	298,175
4.890%, 07/01/2029	440,000	438,420
4.840%, 01/01/2029	430,000	427,832
4.819%, 07/01/2028	200,000	198,822
4.769%, 01/01/2028	45,000	44,588
Indiana State Housing & Community Development Authority, Ser D, RB
4.370%, 07/01/2028	1,135,000	1,111,640
4.300%, 01/01/2028	565,000	553,165
		3,612,722

Iowa - 0.07%
Des Moines Area Community College, Ser A, GO
Callable 06/01/2023 @ 100
2.250%, 06/01/2025	690,000	690,000
2.050%, 06/01/2024	845,000	845,000
Des Moines Area Community College, Ser B, GO
Callable 06/01/2023 @ 100
2.250%, 06/01/2025	235,000	235,000

The accompanying notes are an integral part of the financial statements.

41

	Principal Amount	Value
2.050%, 06/01/2024	$575,000	$575,000
		2,345,000

Kentucky - 0.13%
Kentucky State Housing Corp., Ser A, RB
1.250%, 07/01/2025	250,000	231,396
1.150%, 01/01/2025	175,000	164,001
0.950%, 07/01/2024	250,000	238,063
0.800%, 01/01/2024	250,000	242,893
0.550%, 07/01/2023	750,000	746,878
Kentucky State Housing Corp., Ser A, RB
Callable 07/01/2025 @ 100
3.500%, 01/01/2040	850,000	820,390
3.499%, 07/01/2031	595,000	553,304
Kentucky State Housing Corp., Ser B, RB
3.178%, 07/01/2023	25,000	24,937
Kentucky State Housing Corp., Ser B, RB
Callable 07/01/2024 @ 100
3.378%, 01/01/2025	165,000	159,235
Kentucky State Housing Corp., Ser B, RB
Callable 01/01/2026 @ 100
4.000%, 07/01/2037	1,245,000	1,205,472
		4,386,569

Louisiana - 0.02%
Louisiana State Housing Corp., RB
Callable 09/01/2024 @ 100
2.100%, 12/01/2038	719,744	644,414

Maine - 0.13%
Maine State Housing Authority, Ser B, RB
1.943%, 11/15/2027	3,600,000	3,197,087
1.763%, 11/15/2026	1,000,000	904,115
		4,101,202

Maryland - 0.08%
Maryland State Community Development Administration, Ser A, RB
Callable 06/20/2023 @ 100
4.000%, 09/01/2025	95,000	93,590
Maryland State Community Development Administration, Ser A, RB
Callable 09/01/2025 @ 100
3.500%, 09/01/2047	860,000	839,667
Maryland State Community Development Administration, Ser A, RB
Callable 10/01/2028 @ 100
3.950%, 11/01/2058	1,202,269	1,037,778
Maryland State Community Development Administration, Ser B, RB
3.950%, 09/01/2028	580,000	555,232

The accompanying notes are an integral part of the financial statements.

42	The CCM Community Impact Bond Fund

	Principal Amount	Value
Maryland State Community Development Administration, Ser E, RB
Callable 03/01/2024 @ 100
2.857%, 09/01/2040	$20,000	$19,817
		2,546,084

Massachusetts - 0.80%
Massachusetts State Housing Finance Agency, Ser 193, RB
3.350%, 12/01/2023	430,000	424,850
Massachusetts State Housing Finance Agency, Ser 197, RB
3.450%, 12/01/2023	190,000	187,589
Massachusetts State Housing Finance Agency, Ser 205, RB
Callable 12/01/2028 @ 100
3.800%, 06/01/2035	155,000	152,813
3.530%, 12/01/2029	660,000	612,219
3.450%, 06/01/2029	300,000	278,336
Massachusetts State Housing Finance Agency, Ser 226, RB
5.222%, 12/01/2029	1,580,000	1,579,260
5.172%, 06/01/2029	755,000	752,356
5.122%, 12/01/2028	1,020,000	1,015,871
5.072%, 06/01/2028	1,330,000	1,327,411
5.012%, 12/01/2027	570,000	569,295
4.962%, 06/01/2027	650,000	650,033
4.912%, 12/01/2026	550,000	549,998
4.862%, 06/01/2026	630,000	629,544
Massachusetts State Housing Finance Agency, Ser 228, RB
5.204%, 12/01/2029	750,000	758,401
5.154%, 06/01/2029	1,000,000	1,007,373
5.137%, 12/01/2028	750,000	755,712
5.087%, 06/01/2028	750,000	752,647
5.057%, 12/01/2027	1,055,000	1,058,540
5.007%, 06/01/2027	500,000	501,371
Massachusetts State Housing Finance Agency, Ser B, RB
4.500%, 04/15/2054	3,171,027	2,916,918
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 06/01/2026 @ 100
3.850%, 12/01/2028	65,000	61,447
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 12/01/2024 @ 100
4.610%, 12/01/2025	2,010,000	1,993,796
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 06/23/2023 @ 100
4.711%, 12/01/2037	185,000	179,564
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2055	2,600,000	2,424,000
4.750%, 12/01/2045	2,870,000	2,594,418
4.550%, 12/01/2035	410,000	391,272
Massachusetts State Housing Finance Agency, Ser E, RB
3.000%, 12/01/2025	250,000	237,010
2.950%, 06/01/2025	250,000	238,245
2.900%, 12/01/2024	250,000	240,146
2.800%, 06/01/2024	275,000	266,879

The accompanying notes are an integral part of the financial statements.

43

	Principal Amount	Value
2.650%, 12/01/2023	$250,000	$245,827
2.550%, 06/01/2023	355,000	355,000
Massachusetts State Housing Finance Agency, Ser E, RB
Callable 12/01/2025 @ 100
3.150%, 06/01/2027	250,000	233,855
		25,941,996

Michigan - 0.29%
Michigan State Housing Development Authority, Ser B, RB
3.627%, 10/01/2023	450,000	446,462
1.672%, 12/01/2028	1,080,000	915,068
1.670%, 12/01/2024	160,000	151,190
1.622%, 06/01/2028	1,055,000	903,709
1.620%, 06/01/2024	165,000	158,345
1.599%, 04/01/2027	250,000	222,333
1.512%, 12/01/2027	1,085,000	943,517
1.412%, 06/01/2027	605,000	531,843
1.398%, 12/01/2023	150,000	146,718
1.298%, 06/01/2023	100,000	100,000
1.241%, 10/01/2026	485,000	432,102
1.198%, 12/01/2026	490,000	433,909
1.191%, 04/01/2026	300,000	270,478
1.118%, 06/01/2026	585,000	523,894
1.091%, 10/01/2025	485,000	442,587
1.038%, 12/01/2025	95,000	86,209
0.991%, 04/01/2025	250,000	231,118
0.958%, 06/01/2025	400,000	367,583
0.752%, 12/01/2024	450,000	420,524
0.692%, 06/01/2024	350,000	333,425
0.577%, 10/01/2024	475,000	445,757
0.496%, 12/01/2023	230,000	224,074
0.436%, 06/01/2023	175,000	175,000
0.408%, 10/01/2023	500,000	491,240
		9,397,085

Minnesota - 0.27%
Minnesota State Housing Finance Agency, Ser C, RB
4.897%, 07/01/2029	320,000	317,639
4.694%, 07/01/2027	165,000	163,764
4.627%, 07/01/2026	160,000	159,034
3.042%, 01/01/2024	5,000	4,984
Minnesota State Housing Finance Agency, Ser C, RB
Callable 07/01/2025 @ 100
3.800%, 07/01/2031	20,000	19,951
Minnesota State Housing Finance Agency, Ser D, RB
Callable 07/01/2025 @ 100
2.730%, 08/01/2046	152,610	132,166
Minnesota State Housing Finance Agency, Ser E, RB
5.004%, 07/01/2029	200,000	198,496
4.954%, 01/01/2029	300,000	297,826
4.911%, 07/01/2028	90,000	89,359
4.861%, 01/01/2028	185,000	183,698
4.811%, 07/01/2027	150,000	148,916
4.771%, 01/01/2027	275,000	273,422
3.744%, 01/01/2029	2,200,000	2,065,221

The accompanying notes are an integral part of the financial statements.

44	The CCM Community Impact Bond Fund

	Principal Amount	Value
3.644%, 01/01/2028	$2,090,000	$1,970,613
3.520%, 07/01/2027	60,000	56,715
3.470%, 01/01/2027	1,070,000	1,017,018
Minnesota State Housing Finance Agency, Ser G, RB
4.088%, 01/01/2029	65,000	62,557
4.018%, 07/01/2028	675,000	650,502
3.918%, 01/01/2028	425,000	410,336
3.827%, 07/01/2027	410,000	396,119
3.777%, 01/01/2027	275,000	266,482
		8,884,818

Mississippi - 0.03%
Mississippi State Home Corp., Ser A, RB
Callable 06/20/2023 @ 100
3.050%, 12/01/2034	261,629	224,279
Mississippi State Home Corp., Ser B, RB
5.001%, 06/01/2029	150,000	149,697
4.905%, 06/01/2028	300,000	299,588
4.805%, 06/01/2027	300,000	299,832
		973,396

New Hampshire - 0.01%
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 07/03/2023 @ 100
3.750%, 07/01/2034	20,000	19,961
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 07/01/2035	10,000	9,982
New Hampshire State Housing Finance Authority, Ser C, RB
Callable 07/01/2027 @ 100
3.209%, 07/01/2039	330,000	316,994
		346,937

New Jersey - 0.42%
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
4.000%, 11/01/2023	475,000	471,458
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
Callable 11/01/2023 @ 100
4.875%, 11/01/2029	2,500,000	2,499,887
4.200%, 11/01/2024	505,000	496,720
4.100%, 05/01/2024	485,000	478,148
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
3.600%, 11/01/2025	570,000	551,091
3.550%, 05/01/2025	1,100,000	1,064,851
3.500%, 11/01/2024	535,000	521,341
3.450%, 05/01/2024	1,035,000	1,014,475
3.368%, 11/01/2025	450,000	431,842
3.228%, 11/01/2024	360,000	348,736
2.928%, 11/01/2023	365,000	360,384

The accompanying notes are an integral part of the financial statements.

45

	Principal Amount	Value
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2046	$425,000	$427,178
4.625%, 11/01/2036	335,000	325,615
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 05/01/2026 @ 100
4.968%, 11/01/2051	345,000	325,695
4.868%, 11/01/2047	1,300,000	1,225,071
4.698%, 11/01/2037	500,000	482,023
4.218%, 11/01/2032	1,355,000	1,310,855
3.718%, 11/01/2028	285,000	268,976
3.618%, 11/01/2027	695,000	659,086
3.568%, 11/01/2026	435,000	415,950
		13,679,382

New Mexico - 0.06%
New Mexico State Mortgage Finance Authority, Ser B, RB
Callable 09/01/2025 @ 100
2.600%, 09/01/2040	1,920,000	1,709,144
New Mexico State Mortgage Finance Authority, Ser B-2, RB
Callable 07/03/2023 @ 100
2.230%, 10/01/2034	326,539	259,719
		1,968,863

New York - 3.21%
New York City Housing Development Corp., Ser A, Cl A, RB
3.098%, 10/01/2046	7,653,601	6,419,485
3.078%, 08/01/2025	250,000	240,293
3.028%, 02/01/2025	350,000	337,546
2.954%, 08/01/2024	150,000	145,609
2.854%, 02/01/2024	150,000	147,087
2.704%, 08/01/2023	280,000	278,579
New York City Housing Development Corp., Ser A, RB
Callable 11/01/2025 @ 100
2.618%, 05/01/2026	500,000	466,407
New York City Housing Development Corp., Ser A, RB
Callable 08/01/2025 @ 100
3.378%, 08/01/2028	435,000	399,523
3.328%, 02/01/2028	300,000	276,542
3.278%, 08/01/2027	425,000	397,045
3.228%, 02/01/2027	400,000	375,476
3.178%, 08/01/2026	325,000	307,127
3.128%, 02/01/2026	475,000	450,745
New York City Housing Development Corp., Ser B, RB
2.361%, 02/01/2028	750,000	663,946
2.183%, 02/01/2027	1,590,000	1,441,099
2.083%, 02/01/2026	660,000	608,429
2.000%, 02/01/2028	450,000	391,872
1.980%, 08/01/2025	865,000	806,966
1.930%, 02/01/2025	600,000	565,753
1.860%, 05/01/2028	2,110,000	1,816,249
1.677%, 11/01/2028	800,000	670,947

The accompanying notes are an integral part of the financial statements.

46	The CCM Community Impact Bond Fund

	Principal Amount	Value
1.577%, 05/01/2028	$500,000	$423,319
1.477%, 11/01/2027	300,000	257,643
1.377%, 05/01/2027	200,000	173,860
1.123%, 11/01/2026	250,000	219,866
1.061%, 11/01/2025	2,010,000	1,824,532
1.023%, 05/01/2026	245,000	218,029
New York City Housing Development Corp., Ser B, RB
Callable 09/01/2027 @ 100
2.743%, 11/01/2027	365,000	333,184
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2029 @ 100
2.300%, 08/01/2030	885,000	728,243
2.250%, 02/01/2030	865,000	717,910
2.053%, 11/01/2030	2,965,000	2,382,898
2.003%, 05/01/2030	3,175,000	2,574,058
1.953%, 11/01/2029	1,800,000	1,487,508
1.903%, 05/01/2029	1,225,000	1,023,385
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2028 @ 100
2.561%, 02/01/2030	1,000,000	849,777
2.511%, 08/01/2029	1,240,000	1,068,343
2.461%, 02/01/2029	2,195,000	1,905,677
2.411%, 08/01/2028	1,000,000	878,003
New York City Housing Development Corp., Ser B-1, RB
3.464%, 11/01/2025	755,000	732,141
3.364%, 05/01/2025	535,000	516,118
3.290%, 11/01/2024	1,065,000	1,031,863
3.190%, 05/01/2024	535,000	523,170
3.178%, 05/01/2024	1,070,000	1,046,227
3.028%, 11/01/2023	500,000	494,338
2.990%, 11/01/2023	270,000	266,901
New York City Housing Development Corp., Ser B-1, RB
Callable 05/01/2024 @ 100
3.328%, 11/01/2025	750,000	720,541
3.278%, 05/01/2025	1,060,000	1,019,093
3.228%, 11/01/2024	725,000	701,934
New York City Housing Development Corp., Ser B-1, RB
Callable 02/01/2026 @ 100
3.814%, 11/01/2029	700,000	647,755
3.714%, 11/01/2028	395,000	368,900
3.614%, 11/01/2027	1,110,000	1,053,638
3.564%, 11/01/2026	505,000	482,364
3.514%, 05/01/2026	1,025,000	980,694
New York City Housing Development Corp., Ser D, RB
3.467%, 11/01/2023	995,000	985,448
2.233%, 08/01/2027	2,050,000	1,839,817
2.150%, 02/01/2029	550,000	469,188
2.100%, 08/01/2028	540,000	466,577
1.750%, 08/01/2027	775,000	678,393
1.700%, 02/01/2027	760,000	673,869
1.600%, 08/01/2026	500,000	449,991
1.550%, 02/01/2026	480,000	436,772
1.300%, 08/01/2025	310,000	287,217

The accompanying notes are an integral part of the financial statements.

47

	Principal Amount	Value
1.250%, 02/01/2025	$365,000	$342,309
New York City Housing Development Corp., Ser D, RB
Callable 02/01/2029 @ 100
2.200%, 08/01/2029	850,000	718,507
New York City Housing Development Corp., Ser F, RB
2.642%, 05/01/2026	2,120,000	1,989,301
2.368%, 05/01/2024	500,000	485,338
New York City Housing Development Corp., Ser F1, RB
2.048%, 05/01/2028	640,000	554,808
1.874%, 11/01/2027	945,000	826,262
1.844%, 05/01/2027	1,450,000	1,284,232
1.744%, 11/01/2026	280,000	251,643
1.694%, 05/01/2026	380,000	344,985
1.448%, 11/01/2025	375,000	346,454
New York City Housing Development Corp., Ser F1, RB
Callable 05/01/2028 @ 100
2.298%, 11/01/2030	770,000	630,295
2.238%, 05/01/2030	770,000	634,634
2.188%, 11/01/2029	455,000	381,792
2.138%, 05/01/2029	1,220,000	1,033,679
2.098%, 11/01/2028	1,225,000	1,051,536
New York City Housing Development Corp., Ser G, RB
2.468%, 11/01/2024	135,000	129,682
New York City Housing Development Corp., Ser G, RB
Callable 11/01/2025 @ 100
2.818%, 05/01/2027	1,000,000	923,851
2.768%, 11/01/2026	1,000,000	930,486
New York City Housing Development Corp., Ser H-1, RB
3.160%, 11/01/2023	1,550,000	1,533,207
New York City Housing Development Corp., Ser H-1, RB
Callable 11/01/2023 @ 100
3.890%, 11/01/2029	995,000	943,417
3.310%, 11/01/2024	1,610,000	1,564,786
New York City Housing Development Corp., Ser I, RB
3.899%, 11/01/2026	2,315,000	2,235,286
3.750%, 11/01/2024	3,050,000	2,979,140
New York City Housing Development Corp., Ser J, RB
0.512%, 11/01/2023	430,000	420,763
New York City Housing Development Corp., Ser L, RB
2.528%, 11/01/2025	735,000	692,934
2.478%, 05/01/2025	745,000	707,369
2.320%, 11/01/2024	1,130,000	1,083,095
2.270%, 05/01/2024	1,260,000	1,221,969
New York State Housing Finance Agency, Ser A-2, RB
Callable 07/01/2025 @ 100
3.250%, 05/01/2027	1,770,000	1,650,745
New York State Mortgage Agency, Ser 229, RB
2.180%, 10/01/2029	540,000	466,928
2.080%, 10/01/2028	760,000	668,256
1.816%, 10/01/2027	725,000	645,405
1.666%, 10/01/2026	920,000	834,769
1.316%, 10/01/2025	490,000	453,614
1.136%, 10/01/2024	700,000	666,835

The accompanying notes are an integral part of the financial statements.

48	The CCM Community Impact Bond Fund

	Principal Amount	Value
0.894%, 10/01/2023	$170,000	$167,287
New York State Mortgage Agency, Ser 229, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	130,000	108,558
New York State Mortgage Agency, Ser 230, RB
2.180%, 10/01/2029	485,000	413,821
2.080%, 10/01/2028	960,000	835,882
1.816%, 10/01/2027	565,000	500,646
1.666%, 10/01/2026	420,000	381,090
1.316%, 10/01/2025	265,000	245,347
1.136%, 10/01/2024	370,000	352,557
0.894%, 10/01/2023	65,000	63,911
New York State Mortgage Agency, Ser 230, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	500,000	418,660
New York State Mortgage Agency, Ser 237, RB
1.945%, 04/01/2029	615,000	521,816
1.271%, 10/01/2026	4,155,000	3,691,456
1.221%, 04/01/2026	1,215,000	1,093,409
1.141%, 10/01/2025	2,355,000	2,151,612
1.041%, 04/01/2025	1,475,000	1,365,107
New York State Mortgage Agency, Ser 245, RB
2.625%, 10/01/2027	2,125,000	1,930,838
2.575%, 04/01/2027	2,500,000	2,289,672
2.525%, 10/01/2026	970,000	898,701
2.257%, 04/01/2025	4,865,000	4,604,300
		104,808,891

North Carolina - 0.02%
North Carolina State Housing Finance Agency, Ser 34, RB
Callable 01/01/2024 @ 100
2.812%, 07/01/2035	820,000	798,950

Ohio - 0.16%
Ohio State Housing Finance Agency, Ser B, RB
Callable 01/01/2026 @ 100
3.250%, 03/01/2046	220,084	207,777
Ohio State Housing Finance Agency, Ser B, RB
Callable 09/01/2027 @ 100
3.700%, 04/01/2040	2,930,475	2,844,072
Ohio State Housing Finance Agency, Ser C, RB
Callable 01/01/2026 @ 100
2.900%, 09/01/2037	2,225,396	2,019,181
		5,071,030

Oregon - 0.62%
Oregon State, Metropolitan, Ser B, GO
1.760%, 06/01/2028	570,000	505,966
Oregon State, Ser B, GO
4.142%, 05/01/2028	2,655,000	2,627,191
4.112%, 05/01/2027	2,500,000	2,474,089
4.037%, 05/01/2032	1,770,000	1,717,413
3.887%, 05/01/2030	700,000	678,265
3.492%, 05/01/2028	1,930,000	1,854,870

The accompanying notes are an integral part of the financial statements.

49

	Principal Amount	Value
3.315%, 05/01/2027	$1,000,000	$961,272
Oregon State, Ser B, GO
Callable 05/01/2027 @ 100
3.886%, 05/01/2037	205,000	188,919
Oregon State, Ser C, GO
0.434%, 05/01/2024	1,485,000	1,419,822
Oregon State, Ser L, GO
1.305%, 11/01/2026	500,000	450,770
1.105%, 11/01/2025	600,000	552,003
0.812%, 11/01/2024	1,055,000	994,034
0.418%, 11/01/2023	875,000	857,307
Tri-County Metropolitan Transportation District of Oregon, Ser B, RB
1.586%, 09/01/2028	800,000	694,826
1.386%, 09/01/2027	2,990,000	2,639,024
1.200%, 09/01/2026	1,000,000	900,513
0.950%, 09/01/2025	600,000	551,852
		20,068,136

Pennsylvania - 0.31%
Commonwealth Financing Authority, Ser A, RB
6.392%, 06/01/2024	130,000	130,209
Commonwealth Financing Authority, Ser A1, RB
3.075%, 06/01/2023	500,000	500,000
Commonwealth Financing Authority, Ser C, RB
2.758%, 06/01/2030	1,915,000	1,703,450
1.916%, 06/01/2023	475,000	475,000
Pennsylvania State Housing Finance Agency, Ser 130B, RB
2.375%, 04/01/2027	2,715,000	2,506,278
2.150%, 10/01/2024	2,000,000	1,918,410
Redevelopment Authority of the Philadelphia, Ser A, RB
4.867%, 09/01/2025	700,000	696,178
1.032%, 09/01/2024	865,000	817,900
0.618%, 09/01/2023	1,260,000	1,244,203
		9,991,628

Rhode Island - 0.32%
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
3.439%, 10/01/2026	510,000	488,775
3.389%, 04/01/2026	505,000	481,068
3.269%, 10/01/2025	490,000	467,821
3.169%, 04/01/2025	385,000	368,861
3.128%, 10/01/2024	245,000	237,067
3.028%, 04/01/2024	200,000	195,242
2.928%, 10/01/2023	110,000	108,928
2.700%, 10/01/2028	145,000	129,754
2.600%, 10/01/2027	145,000	131,611
2.500%, 10/01/2026	70,000	64,599
2.400%, 10/01/2025	130,000	122,106
2.200%, 10/01/2023	115,000	113,610
1.696%, 10/01/2027	100,000	87,855
1.646%, 04/01/2027	175,000	155,691
1.179%, 10/01/2025	275,000	251,476
1.129%, 04/01/2025	245,000	227,117
1.029%, 10/01/2024	150,000	141,623

The accompanying notes are an integral part of the financial statements.

50	The CCM Community Impact Bond Fund

	Principal Amount	Value
0.979%, 04/01/2024	$115,000	$110,591
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
Callable 10/01/2026 @ 100
3.489%, 04/01/2027	520,000	497,338
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
Callable 04/01/2029 @ 100
2.800%, 10/01/2029	95,000	83,600
Rhode Island State Housing and Mortgage Finance Corp., Ser 6, RB
3.400%, 04/01/2024	40,000	39,167
Rhode Island State Housing and Mortgage Finance Corp., Ser 7, RB
5.163%, 10/01/2028	375,000	376,668
5.113%, 04/01/2028	360,000	361,247
Rhode Island State Housing and Mortgage Finance Corp., Ser 77-T, RB
3.900%, 10/01/2028	800,000	755,022
3.850%, 04/01/2028	665,000	628,352
3.800%, 10/01/2027	1,530,000	1,459,521
3.750%, 04/01/2027	360,000	344,405
Rhode Island State Housing and Mortgage Finance Corp., Ser 78-T, RB
5.210%, 10/01/2026	970,000	973,317
5.160%, 04/01/2026	940,000	938,475
		10,340,907

South Dakota - 0.01%
South Dakota State Housing Development Authority, Ser A, RB
Callable 11/01/2025 @ 100
3.500%, 11/01/2041	290,000	281,128

Tennessee - 0.39%
Tennessee State Housing Development Agency, Ser 1B, RB
2.240%, 07/01/2029	335,000	291,654
2.190%, 01/01/2029	1,290,000	1,114,879
2.120%, 07/01/2028	290,000	256,720
1.961%, 07/01/2027	730,000	655,225
1.911%, 01/01/2027	290,000	262,941
1.861%, 07/01/2026	515,000	471,722
1.811%, 01/01/2026	485,000	447,985
1.720%, 07/01/2025	535,000	499,392
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 100
3.750%, 07/01/2050	1,825,000	1,744,010
2.290%, 01/01/2030	1,320,000	1,119,250
Tennessee State Housing Development Agency, Ser 1-B, RB
4.896%, 07/01/2028	270,000	268,735
4.846%, 01/01/2028	425,000	421,579
4.746%, 07/01/2027	250,000	248,055
4.696%, 01/01/2027	405,000	402,215

The accompanying notes are an integral part of the financial statements.

51

	Principal Amount	Value
Tennessee State Housing Development Agency, Ser 2, RB
2.358%, 07/01/2029	$1,890,000	$1,634,301
2.308%, 01/01/2029	935,000	815,063
Tennessee State Housing Development Agency, Ser 2, RB
Callable 07/01/2029 @ 100
2.458%, 07/01/2030	1,215,000	1,035,719
2.408%, 01/01/2030	1,185,000	1,016,770
		12,706,215

Texas - 0.08%
Austin Electric Utility System Revenue Authority, Ser A, RB
2.937%, 11/15/2028	860,000	791,816
Colony Local Development Corp., Ser A, RB
3.866%, 10/01/2028	490,000	472,134
Texas State Affordable Housing Corp., Ser A, RB
Callable 06/23/2023 @ 100
2.700%, 09/01/2041	1,280,000	1,150,252
Texas State Department of Housing & Community Affairs, Ser B, RB
Callable 03/01/2025 @ 100
3.180%, 03/01/2039	5,000	4,489
Texas State Department of Housing & Community Affairs, Ser C, RB
Callable 09/01/2026 @ 100
3.100%, 09/01/2047	262,471	244,161
		2,662,852

Utah - 0.13%
Utah State Housing Corp., Ser A, RB
2.900%, 07/01/2029	285,000	273,029
2.850%, 01/01/2029	335,000	320,786
2.800%, 07/01/2028	305,000	297,634
2.750%, 01/01/2028	340,000	331,698
2.700%, 07/01/2027	600,000	585,223
2.650%, 01/01/2027	460,000	448,499
Utah State Housing Corp., Ser A, RB
Callable 07/01/2029 @ 101
3.875%, 01/01/2050	1,125,000	1,082,851
Utah State Housing Corp., Ser B, RB
Callable 01/01/2028 @ 100
2.690%, 01/01/2048	503,000	462,014
Utah State Housing Corp., Ser E, RB
Callable 06/23/2023 @ 100
2.200%, 07/01/2041	315,000	286,902
		4,088,636

Virginia - 0.39%
Fairfax County Economic Development Authority, Ser B, RB
Pre-Refunded @ 100
4.380%, 10/01/2024	500,000	494,415
Virginia State Housing Development Authority, Ser A, RB
3.250%, 08/25/2042	74,757	69,132
3.125%, 11/25/2039	492,736	469,567
3.100%, 06/25/2041	2,816,421	2,563,769

The accompanying notes are an integral part of the financial statements.

52	The CCM Community Impact Bond Fund

	Principal Amount	Value
2.950%, 10/25/2049	$1,101,277	$942,468
Virginia State Housing Development Authority, Ser C, RB
4.250%, 10/25/2043	148,448	140,697
Virginia State Housing Development Authority, Ser D, RB
Callable 06/23/2023 @ 100
3.568%, 10/01/2026	2,000,000	1,928,190
Virginia State Housing Development Authority, Ser E, RB
1.519%, 06/01/2028	450,000	384,881
1.319%, 06/01/2027	500,000	436,035
0.985%, 06/01/2026	1,230,000	1,093,534
0.835%, 06/01/2025	625,000	572,467
0.489%, 06/01/2024	1,320,000	1,252,496
Virginia State Housing Development Authority, Ser F, RB
Callable 12/01/2024 @ 100
3.400%, 12/01/2026	500,000	479,851
Virginia State Housing Development Authority, Ser J, RB
1.690%, 11/01/2027	725,000	632,890
1.437%, 11/01/2026	400,000	357,191
1.237%, 11/01/2025	350,000	319,902
0.897%, 11/01/2024	585,000	548,410
		12,685,895

Washington - 0.12%
King County Housing Authority, RB
Callable 07/18/2023 @ 100
6.375%, 12/31/2046	3,460,000	3,494,560
King County Housing Authority, Ser C, GO
1.690%, 12/01/2028	265,000	233,496
1.400%, 12/01/2026	310,000	281,980
		4,010,036

West Virginia - 0.02%
West Virginia State Housing Development Fund, Ser A, RB
3.200%, 11/01/2028	615,000	592,278

TOTAL MUNICIPAL BONDS (Cost $394,441,240)		367,932,334

U.S. TREASURY OBLIGATIONS - 7.57%
U.S. Treasury Notes
3.13%, 08/31/2027	8,582,000	8,330,574
3.13%, 11/15/2028	15,000,000	14,510,156
3.38%, 05/15/2033	36,500,000	35,718,672
3.50%, 01/31/2030	35,000,000	34,521,484
3.50%, 04/30/2030	25,000,000	24,683,594
3.50%, 02/15/2033	16,600,000	16,402,875
3.63%, 03/31/2028	33,000,000	32,747,344
3.88%, 11/30/2027	20,000,000	20,032,031
3.88%, 09/30/2029	18,000,000	18,118,125
3.88%, 11/30/2029	8,956,000	9,021,771
4.00%, 02/28/2030	20,000,000	20,319,531
4.13%, 09/30/2027	6,000,000	6,058,828
4.13%, 11/15/2032	6,000,000	6,222,188

TOTAL U.S. TREASURY OBLIGATIONS (Cost $246,899,547)		246,687,173

The accompanying notes are an integral part of the financial statements.

53

	Principal Amount	Value
ASSET-BACKED SECURITIES - 4.48%
Other Asset-Backed Securities - 4.48%
Achieve Loan
6.42%, 03/18/2030 (d)	$706,026	$705,810
6.42%, 05/20/2030 (d)	3,869,953	3,869,143
Dividend Solar Loans
3.67%, 08/22/2039 (d)	3,665,004	3,223,730
FREED Trust
3.03%, 05/18/2029 (d)	1,923,825	1,919,745
GoodLeap Sustainable Home Solutions Trust
1.93%, 07/20/2048 (d)	5,883,822	4,468,309
2.10%, 05/20/2048 (d)	7,403,949	5,757,304
2.70%, 01/20/2049 (d)	2,093,541	1,696,595
Loanpal Solar Loan
2.22%, 03/20/2048 (d)	3,449,852	2,530,501
2.29%, 01/20/2048 (d)	7,528,093	5,686,608
2.47%, 12/20/2047 (d)	2,147,891	1,700,670
Mill City Solar Loan
3.69%, 07/20/2043 (d)	1,797,541	1,567,015
4.34%, 03/20/2043 (d)	6,070,803	5,478,630
Mosaic Solar Loan Trust
1.44%, 08/20/2046 (d)	3,760,309	3,118,007
1.44%, 06/20/2052 (d)	6,510,818	5,233,942
1.51%, 12/20/2046 (d)	5,057,714	4,159,816
1.64%, 04/22/2047 (d)	8,751,588	7,150,018
2.10%, 04/20/2046 (d)	2,503,146	2,175,903
2.64%, 01/20/2053 (d)	4,490,345	3,910,847
3.82%, 06/22/2043 (d)	3,366,244	3,093,119
4.01%, 06/22/2043 (d)	2,258,351	2,090,417
4.20%, 02/22/2044 (d)	8,820,526	8,130,197
4.45%, 06/20/2042 (d)	651,294	620,420
Oportun Funding
3.25%, 06/15/2029 (d)	4,816,788	4,741,326
Oportun Funding XIV
1.21%, 03/08/2028 (d)	12,131,540	11,564,153
Oportun Issuance Trust
1.47%, 05/08/2031 (d)	4,593,000	4,168,639
2.18%, 10/08/2031 (d)	10,000,000	9,062,866
7.45%, 01/08/2030 (d)	10,493,308	10,507,208
Sunnova Helios II
1.62%, 07/20/2048 (d)	11,855,878	9,791,182
Sunnova Helios IV
2.98%, 06/20/2047 (d)	2,553,068	2,285,685
Sunnova Helios V
1.80%, 02/20/2048 (d)	2,320,608	1,964,273
Sunnova Helios XI Issuer
5.30%, 05/20/2050 (d)	7,580,000	7,333,847
Sunnova Sol IV
2.79%, 02/22/2049 (d)	7,336,415	6,328,227
TOTAL ASSET-BACKED SECURITIES (Cost $166,432,836)		146,034,152

The accompanying notes are an integral part of the financial statements.

54	The CCM Community Impact Bond Fund

	Principal Amount	Value
BANK DEPOSIT PROGRAM - 1.25%
TriState Capital
5.28%, 11/01/2023	$40,826,198	$40,826,171
TOTAL BANK DEPOSIT PROGRAM (Cost $40,826,171)		40,826,171

NON-AGENCY CMBS - 0.43%
BX Commercial Mortgage Trust
6.05%, TSFR1M + 0.990%, 01/17/2039 (b) (d)	14,550,000	14,122,165
TOTAL NON-AGENCY CMBS (Cost $14,510,639)		14,122,165
	Shares
SHORT-TERM INVESTMENT - 0.78%
Money Market Fund - 0.78%
First American Government Obligations Fund, Class X, 4.97%, (e)	25,435,675	25,435,675
TOTAL SHORT-TERM INVESTMENT (Cost $25,435,675)		25,435,675
Total Investments (Cost $3,583,468,831) - 100.45%		$3,274,773,958
Liabilities in Excess of Other Assets, Net - (0.45)%		(14,696,906)
NET ASSETS - 100.00%		$3,260,077,052

(a)	Level 3 security in accordance with fair value hierarchy.
(b)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(c)

Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitment totaled $1,001,013 and $1,042,930, respectively.

(d)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2023, these securities amounted to $213,693,419, which represents 6.55% of total net assets.

(e)	The rate shown is the 7-day effective yield as of May 31, 2023.

Cl — Class
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA— Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FHMS — Federal Housing Offered Guaranteed Certificates Series
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
HUD — Housing and Urban Development
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Finance Rate
SOFR30A — 30-Day Average Secured Overnight Finance Rate (SOFR)
TA — Tax Allocation
TSFR1M — Term Secured Overnight Finance Rate 1-Month
TSFR3M — Term Secured Overnight Finance Rate 3-Month
USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

55

USDA — United States Department of Agriculture

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2023:
Assets	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$2,024,137,006	$5,155,748		$2,029,292,754
Corporate Bonds	—	404,443,534	—		404,443,534
Municipal Bonds	—	367,932,334	—		367,932,334
U.S. Treasury Obligations	246,687,173	—	—		246,687,173
Asset-Backed Securities	—	146,034,152	—		146,034,152
Bank Deposit Program	—	40,826,171	—		40,826,171
Non-Agency CMBS	—	14,122,165	—		14,122,165
Short-Term Investment	25,435,675	—	—		25,435,675
Total Investments in Securities	$272,122,848	$2,997,495,362	$5,155,748	*	$3,274,773,958

*

Represents securities valued at fair value as determined by the Community Capital Management, LLC in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2022	$52,999,453
Accrued discounts/premiums	(72,683)
Realized gain/(loss)	(1,533,010)
Change in unrealized appreciation/(depreciation)	1,571,396
Purchases	—
Sales	(47,809,408)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of May 31, 2023	$5,155,748
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(154,199)

The accompanying notes are an integral part of the financial statements.

56	The CCM Community Impact Bond Fund

Statement of Assets and Liabilities as of May 31, 2023

Assets:
Investments, at fair value (identified cost — $3,583,468,831)	$3,274,773,958
Cash	385,679
Receivables:
Interest	13,860,241
Capital shares sold	2,875,136
Investment securities sold	557,772
Prepaid expenses	133,041
Total Assets	$3,292,585,827
Liabilities:
Payables:
Investment securities purchased	$23,046,134
Capital shares redeemed	4,476,200
Distributions to Shareholders	2,803,441
Investment advisory fees	831,384
Distribution fees	263,286
Shareholder servicing fees	208,755
Administration fees	137,179
Chief Compliance Officer fees	20,775
Trustees' fees	15,898
Other accrued expenses	705,723
Total Liabilities	$32,508,775
Net Assets:	$3,260,077,052
Net Assets consist of:
Paid-in capital	$3,712,310,038
Total distributable loss	(452,232,986)
Net Assets	$3,260,077,052
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 127,784,208 shares outstanding)	$1,201,109,893
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 214,812,281 shares outstanding)	$2,016,309,964
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 4,545,811 shares outstanding)	$42,657,195
Net Asset Value, offering and redemption price per share — CRA Shares	$9.40
Net Asset Value, offering and redemption price per share — Institutional Shares	$9.39
Net Asset Value, offering and redemption price per share — Retail Shares	$9.38

The accompanying notes are an integral part of the financial statements.

57

Statement of Operations for the fiscal year ended May 31, 2023

Investment Income:
Interest	$89,717,937
Dividends	1,246,148
Total investment income	90,964,085
Expenses:
Investment advisory fees	9,587,065
Distribution fees — CRA Shares	3,125,466
Distribution fees — Retail Shares	113,525
Special administrative services fees — CRA Shares	2,500,400
Accounting and administration fees	1,588,263
Trustees' fees	467,978
Chief Compliance Officer fees	250,986
Shareholder servicing fees — Retail Shares	45,410
Professional fees	657,385
Custodian fees	309,640
Transfer agent fees	305,087
Insurance expense	245,944
Registration and filing expenses	126,400
Printing fees	102,656
Other	340,604
Total expenses	19,766,809
Net investment income	71,197,276
Realized gain (loss) on:
Investments	(37,877,232)
Net realized loss	(37,877,232)
Unrealized appreciation (depreciation):
Investments	(104,579,015)
Net change in unrealized appreciation/(depreciation)	(104,579,015)
Net realized and unrealized loss on investments	(142,456,247)
Net decrease in net assets resulting from operations:	$(71,258,971)

The accompanying notes are an integral part of the financial statements.

58	The CCM Community Impact Bond Fund

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022
Operations:
Net investment income	$71,197,276	$36,226,742
Net realized loss	(37,877,232)	(26,494,614)
Net change in unrealized appreciation/(depreciation)	(104,579,015)	(248,266,746)
Net decrease in net assets resulting from operations	(71,258,971)	(238,534,618)
Distributions to Shareholders
CRA Shares	(25,318,073)	(15,823,094)
Institutional Shares	(47,526,660)	(28,399,822)
Retail Shares	(956,102)	(679,905)
Total distributions	(73,800,835)	(44,902,821)
Capital share transactions:
CRA Shares
Shares issued	48,699,628	106,871,187
Shares reinvested	6,969,979	4,302,523
Shares redeemed	(113,363,337)	(120,584,109)
	(57,693,730)	(9,410,399)
Institutional Shares
Shares issued	698,117,520	898,490,353
Shares reinvested	37,698,573	22,998,923
Shares redeemed	(526,372,268)	(397,938,062)
	209,443,825	523,551,214
Retail Shares
Shares issued	10,219,876	21,898,521
Shares reinvested	914,728	652,473
Shares redeemed	(16,207,162)	(29,335,368)
	(5,072,558)	(6,784,374)
Increase in net assets from capital share transactions	146,677,537	507,356,441
Increase in net assets	1,617,731	223,919,002
Net Assets:
Beginning of year	3,258,459,321	3,034,540,319
End of year	$3,260,077,052	$3,258,459,321

The accompanying notes are an integral part of the financial statements.

59

	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022
Share Transactions:
CRA Shares
Shares issued	5,186,414	10,075,272
Shares reinvested	737,081	415,022
Shares redeemed	(11,938,642)	(11,672,840)
Decrease in shares	(6,015,147)	(1,182,546)
CRA Shares outstanding at beginning of year	133,799,355	134,981,901
CRA Shares at end of year	127,784,208	133,799,355
Institutional Shares
Shares issued	73,729,606	86,206,544
Shares reinvested	3,990,146	2,224,042
Shares redeemed	(55,681,045)	(38,729,206)
Increase in shares	22,038,707	49,701,380
Institutional Shares outstanding at beginning of year	192,773,574	143,072,194
Institutional Shares at end of year	214,812,281	192,773,574
Retail Shares
Shares issued	1,079,465	2,098,213
Shares reinvested	96,839	62,856
Shares redeemed	(1,715,522)	(2,804,272)
Decrease in shares	(539,218)	(643,203)
Retail Shares outstanding at beginning of year	5,085,029	5,728,232
Retail Shares at end of year	4,545,811	5,085,029

The accompanying notes are an integral part of the financial statements.

60	The CCM Community Impact Bond Fund

Financial Highlights - Per share data (for a share outstanding throughout each year)

	CRA Shares
	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019
Net Asset Value, Beginning of Year	$9.83	$10.70	$10.86	$10.54	$10.33
Investment Operations: Net investment income(a)	0.19	0.09	0.13	0.21	0.23
Net realized and unrealized gain (loss) on investments	(0.43)	(0.84)	(0.12)	0.34	0.22
Total from investment operations	(0.24)	(0.75)	0.01	0.55	0.45
Distributions from:
Net investment income	(0.19)	(0.12)	(0.17)	(0.23)	(0.24)
Total distributions	(0.19)	(0.12)	(0.17)	(0.23)	(0.24)
Net Asset Value, End of Year	$9.40	$9.83	$10.70	$10.86	$10.54
Total return	(2.41)%	(7.10)%	(0.01)%	5.31%	4.48%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$1,201,110	$1,315,646	$1,444,440	$1,394,477	$1,317,639
Ratio of expenses to average net assets	0.89%	0.88%	0.90%	0.91%	0.92%
Ratio of net investment income to average net assets	1.95%	0.85%	1.17%	1.92%	2.20%
Portfolio turnover rate	42%	55%	49%	30%	23%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

61

Financial Highlights - Per share data (for a share outstanding throughout each year)

	Institutional Shares
	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019
Net Asset Value, Beginning of Year	$9.82	$10.69	$10.85	$10.53	$10.31
Investment Operations: Net investment income(a)	0.23	0.14	0.17	0.25	0.27
Net realized and unrealized gain (loss) on investments	(0.42)	(0.85)	(0.11)	0.35	0.24
Total from investment operations	(0.19)	(0.71)	0.06	0.60	0.51
Distributions from:
Net investment income	(0.24)	(0.16)	(0.22)	(0.28)	(0.29)
Total distributions	(0.24)	(0.16)	(0.22)	(0.28)	(0.29)
Net Asset Value, End of Year	$9.39	$9.82	$10.69	$10.85	$10.53
Total return	(1.97)%	(6.69)%	0.45%	5.79%	5.06%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$2,016,310	$1,892,894	$1,528,900	$1,036,183	$735,778
Ratio of expenses to average net assets	0.44%	0.43%	0.45%	0.46%	0.48%
Ratio of net investment income to average net assets	2.41%	1.31%	1.60%	2.36%	2.65%
Portfolio turnover rate	42%	55%	49%	30%	23%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

62	The CCM Community Impact Bond Fund

Financial Highlights - Per share data (for a share outstanding throughout each year)

	Retail Shares
	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019
Net Asset Value, Beginning of Year	$9.82	$10.68	$10.85	$10.52	$10.31
Investment Operations: Net investment income(a)	0.19	0.10	0.14	0.22	0.24
Net realized and unrealized gain (loss) on investments	(0.43)	(0.83)	(0.13)	0.35	0.22
Total from investment operations	(0.24)	(0.73)	0.01	0.57	0.46
Distributions from:
Net investment income	(0.20)	(0.13)	(0.18)	(0.24)	(0.25)
Total distributions	(0.20)	(0.13)	(0.18)	(0.24)	(0.25)
Net Asset Value, End of Year	$9.38	$9.82	$10.68	$10.85	$10.52
Total return	(2.42)%	(6.93)%	0.00%	5.52%	4.59%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$42,657	$49,919	$61,200	$53,411	$48,572
Ratio of expenses to average net assets	0.79%	0.78%	0.80%	0.81%	0.82%
Ratio of net investment income to average net assets	2.04%	0.95%	1.27%	2.02%	2.30%
Portfolio turnover rate	42%	55%	49%	30%	23%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

63

Notes to Financial Statements May 31, 2023

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Community Impact Bond Fund (the "Fund"). The Fund is a diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, LLC (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. The Fund’s portfolio securities are priced based on the market value of those securities when market quotations for those securities are readily available. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, as the Trust's valuation designee, subject to the oversight of the Trust’s Board of Trustees. The Advisor, as the Fund's valuation designee, must use its business judgment in determining when a price for a particular security is not "readily available." In making this determination, the Advisor may consider all relevant factors, which may include, among other things: (i) a pricing service or quoting dealer no longer provides prices, or data is otherwise missing with respect to a particular security priced by that service or dealer; (ii) a price obtained from a pricing service is plainly in error; (iii) there is no market quotation available because the security is restricted or not actively traded; (iv) the security is "when-issued" or to be announced and the price is not available until the security has been "issued"; (v) the security's price includes a component for dividends or interest income accrued; (vi) prices obtained from a service regularly display unacceptable deviations from actual transactions in similar securities; (vii) the Advisor determines that matrix pricing provides a more accurate valuation; (viii) spreads between bids and asked prices are so large as to render them

64	The CCM Community Impact Bond Fund

questionable; or (ix) a significant event occurs after the close of trading on a market in which a portfolio security trades and before the Fund's valuation time.

The use of fair valuation involves the risk that the values used by the Advisor to price the Fund’s investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same instruments.

Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospective lives, using the effective interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service.

Independent pricing services may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced by the Advisor, as valuation designee, using the fair value valuation procedures described below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

The value of agency commercial mortgage-backed securities and single family mortgage-backed securities may be determined by quotations from market makers, quotations with respect to similar securities, and matrix pricing. The value of asset-backed securities, municipal bonds, and corporate bonds may be determined by quotations from market makers, quotations with respect to similar securities and matrix pricing.

At May 31, 2023, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $5,155,748.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement

65

is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2023. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2023	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$5,155,748	Matrix Pricing	Structure Average Life Years Spread to Benchmark	1 out of lockout with a maturity in 30 months. The remaining FHA Security has a Lockout Term remaining of 19 months. 0.20 - 2.43 (1.34) Years N+255 - N+306 (N+281)

66	The CCM Community Impact Bond Fund

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the "IRC") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to

67

review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

68	The CCM Community Impact Bond Fund

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2023 were as follows:

	Shares	Amount
CRA Shares
Shares issued	5,186,414	$48,699,628
Shares reinvested	737,081	6,969,979
Shares redeemed	(11,938,642)	(113,363,337)
Net Decrease	(6,015,147)	$(57,693,730)
Institutional Shares
Shares issued	73,729,606	$698,117,520
Shares reinvested	3,990,146	37,698,573
Shares redeemed	(55,681,045)	(526,372,268)
Net Increase	22,038,707	$209,443,825
Retail Shares
Shares issued	1,079,465	$10,219,876
Shares reinvested	96,839	914,728
Shares redeemed	(1,715,522)	(16,207,162)
Net Decrease	(539,218)	$(5,072,558)

Transactions in shares of the Fund for the fiscal year ended May 31, 2022 were as follows:

	Shares	Amount
CRA Shares
Shares issued	10,075,272	$106,871,187
Shares reinvested	415,022	4,302,523
Shares redeemed	(11,672,840)	(120,584,109)
Net Decrease	(1,182,546)	$(9,410,399)
Institutional Shares
Shares issued	86,206,544	$898,490,353
Shares reinvested	2,224,042	22,998,923
Shares redeemed	(38,729,206)	(397,938,062)
Net Increase	49,701,380	$523,551,214
Retail Shares
Shares issued	2,098,213	$21,898,521
Shares reinvested	62,856	652,473
Shares redeemed	(2,804,272)	(29,335,368)

69

	Shares	Amount
Net Decrease	(643,203)	$(6,784,374)

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2023, were as follows:

Purchases:
U.S. Government	$1,249,341,540
Other	223,365,486
Sales and Maturities:
U.S. Government	$909,294,074
Other	368,705,731

At May 31, 2023, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$3,584,480,719
Gross unrealized appreciation	3,303,318
Gross unrealized depreciation	(313,010,079)
Net depreciation on investments	$(309,706,761)

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2023, the Fund paid $9,587,065 to the Advisor.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily NAV of the CRA Shares held by such financial institutions. For the fiscal year ended May 31, 2023, the Advisor was entitled to receive fees of $2,500,400 pursuant to the Special Administrative Services Agreement.

70	The CCM Community Impact Bond Fund

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the fiscal year ended May 31, 2023, the Fund incurred distribution expenses of $3,125,466 and $113,525 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily NAV of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2023. For the fiscal year ended May 31, 2023, the Fund incurred expenses under the Services Plan of $45,410.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2023 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. If at any time the Fund's total annualized expenses (excluding acquired Fund fees and expenses) exceed the respective limitation noted above, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. There were no fees waived by the Advisor during the fiscal year ended May 31, 2023. As of May 31, 2023, there were no previously waived fees subject to recoupment by the Advisor.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

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Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise. Permanent differences are primarily attributable to paydowns. None of these permanent differences necessitate a charge to the paid in capital account.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2023	Fiscal Year Ended May 31, 2022
Distributions declared from:
Ordinary income	$73,800,835	$44,902,821
Total Distributions	$73,800,835	$44,902,821

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2023, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$3,993,630
Capital loss carryforwards	(120,347,763)
Post-October losses	(22,170,133)
Other temporary differences	(4,001,959)
Unrealized depreciation, net	(309,706,761)
Accumulated losses, net	$(452,232,986)

As of May 31, 2023, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$50,540,271	$69,807,492	$120,347,763

Post October losses represent losses realized on investment transactions from November 1, 2022 through May 31, 2023 that, in accordance with

72	The CCM Community Impact Bond Fund

Federal income tax regulations, the Fund elected to defer $4,839,800 short-term and $17,330,333 long-term as having arisen in the following year.

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans, certain state municipal bonds and U.S. government mortgage-backed obligations. Investments in these issues could represent a concentration of credit risk.

Asset-Back Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Corporate Debt Securities Risk: Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. As with all debt securities, the market value of a corporate debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

Counterparty Risk: Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.

CRA-Qualifying Investments Strategy Risk: The Advisor believes that certain of the Fund’s investments will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA consideration with respect to shares of the Fund owned by them. However, there is no guarantee that an investor will receive CRA credit for an investment in the Fund. The Fund’s goal of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Advisor to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be

73

CRA-qualified. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Credit Risk: The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Extension Risk: Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will suffer from the inability to invest in higher yielding securities.

Fixed Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. A low or negative interest rate environment could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and the Fund’s share price. The Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Fund’s investment advisor.

Investment Company Risk: Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including

74	The CCM Community Impact Bond Fund

operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company.

Impact Investing Risk: The Fund intends to invest its assets in bonds that fall under the definition of one or more of its impact themes. The Fund’s results may be lower than other funds that do not seek to invest in bonds that may be considered community, sustainable and impactful investments. Successful application of the Fund’s impact investing strategy will depend on its portfolio managers’ ability to identify and analyze a bond’s use of proceeds, and there can be no assurance that that the strategy or techniques employed will be successful. Further, investors may differ in their views of what constitutes an impactful investment. As a result, the Fund may invest in bonds that do not reflect the beliefs and values of any particular investor.

Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and may share certain speculative characteristics with non-investment-grade securities.

Large Shareholder Transaction Risk: The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (NAV) and liquidity. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. Similarly, large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Municipal Securities Risk: Municipal securities risk is the risk that municipal securities may be subject to credit/default risk, interest rate risk, liquidity risk and certain additional risks. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject

75

to federal tax, interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

Prepayment Risk: Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

Regulatory Risk: Changes in laws, regulations or the interpretation of laws and regulations could pose risks to the successful realization of the Fund’s investment objective. On May 5, 2022, the federal bank supervisory agencies issued a notice of proposed rulemaking which would substantially revise the CRA regulations if adopted. The comment period for the proposed rule closed on August 5, 2022. The timeline for any resulting final rule or other regulatory action is uncertain, but CRA regulations play an important part in influencing the readiness and capacities of financial institutions to originate CRA-qualifying securities. Changes to CRA regulation might impact Fund operations and might pose a risk to the successful realization of the Fund’s investment objective. In addition, any premiums paid for CRA-qualified securities may result in reduced yields or returns to the Fund.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (ESG) investing practices. Among other things, the proposed requirements would mandate that funds meeting one of three pre-defined classifications (i.e.,integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosures related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rule is adopted. The regulatory landscape with respect to ESG investing in the United States and abroad is evolving and any future rules or regulations may require the Fund to change its ESG investment process.

U.S. Government Securities Risk: Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.

76	The CCM Community Impact Bond Fund

Note 7 – NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (ASU 2021-01), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect any impact to the Fund’s net assets or results of operations.

Note 8 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

77

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of CCM Community Impact Bond Fund and the Board of Trustees of Community Capital Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of CCM Community Impact Bond Fund, one of the funds constituting Community Capital Trust (the “Fund”), including the schedule of investments, as of May 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2023, by correspondence with the custodian and brokers; when replies were not

78	The CCM Community Impact Bond Fund

received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

July 27, 2023

We have served as the auditor of one or more Community Capital Trust investment companies since 2019.

79

May 31, 2023

Proxy Policies (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

Quarterly Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

Notice to Shareholders (Unaudited)

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying Dividend Income(1)	Qualifying Business Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)
0.00%	100.00%	100.00%	0.00%	0.00%	7.03%	98.72%	0.00%

(1)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(2)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of "Short-Term Capital Gain Dividends" and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

80	The CCM Community Impact Bond Fund

Trustees and Officers (Unaudited) May 31, 2023

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

81

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee During Past 5 Years[4]
INDEPENDENT TRUSTEES
John E. Taylor Age 73	Chairman of the Board and Trustee	6/1/99	President & Director, Community Consulting, Inc., August 2021 to present; President and Founder, National Community Reinvestment Coalition, January 1992 to August 2021.	2	None
Heinz Riehl Age 87	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present.	2	None
Irvin M. Henderson Age 67	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present; Chair of Gateway CDC, April 2021 to present; Editorial Board Member of the Novogradac Journal of Tax Credits, May 2021 to present.	2	None
Robert O. Lehrman Age 86	Trustee	9/29/00	Business consultant and special counsel, 1997 to present; formerly, director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None
Mirian Saez Age 66	Trustee	6/26/19	Director of Island Operations, City and County of San Francisco, 2006 to July 2020; Executive Advisory Council, Leadership California, Inc. (a non-profit), 2013 to present; Executive Committee, Mercy Housing California, Inc. (a nonprofit), 2014 to present; formerly: Co-Chair Finance Committee, WDC Board of Education; Oversight Board, Resolution Trust Corporation.	2	None
Robert Dickerson Age 70	Trustee	1/23/20	Executive Director, Birmingham Business Resource Center (business management consulting), 1996 to present; Chief Executive Officer, Birmingham City Wide Local Development Company, 1996 to present.	2	None

82	The CCM Community Impact Bond Fund

Name, Address and Age	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years
OFFICERS
Alyssa D. Greenspan c/o Community Capital Management, LLC 261 North University Drive Suite 520 Plantation, FL 33324 Age 51	President	1/22/21 (previously served as Vice President since 2010)

Chief Executive Officer (since 2023) and President (since January 2015), Community Capital Management, LLC; Chief Operating Officer, Community Capital Management, LLC since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, LLC since May 2003.

Jessica Botelho c/o Community Capital Management, LLC 261 North University Drive Suite 520 Plantation, FL 33324 Age 40	Vice President	10/21/16

Director of CRA & Impact Research, Community Capital Management, LLC since July 2017; Director, Shareholder Relations, Community Capital Management, LLC since May 2015; Associate Director, Shareholder Relations, Community Capital Management, LLC from May 2013 to April 2015.

James Malone, CFA c/o Community Capital Management, LLC 261 North University Drive Suite 520 Plantation, FL 33324 Age 52	Treasurer	4/1/14	Chief Financial Officer of Community Capital Management, LLC since July 2013; Director of Investment Platforms, since September 2011.
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 55	Chief Compliance Officer	12/18/09	President, Little Consulting Group, Inc. since 2011; Managing Member, SEC Compliance Alliance, LLC since 2012; Chief Compliance Officer of Community Capital Management, LLC since January 2010.
Michael P. Malloy Faegre Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 64	Secretary	6/1/99	Partner, Faegre Drinker Biddle & Reath LLP (formerly, Drinker Biddle & Reath LLP) (law firm) since 1993.

1	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, LLC 261 North University Drive, Suite 520, Plantation, FL 33324.
2

Each Trustee holds office until he or she resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one-year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and The CCM Alternative Income Fund.
4	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

83

Approval of Advisory Agreement (Unaudited) May 31, 2023

At a meeting held on May 4, 2023, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor with respect to the Fund for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement including, in particular, a letter from the Advisor responding to specific questions from the Trustees relating to the Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered: (i) the nature, extent and quality of the services provided to the Fund by the Advisor including, but not limited to, a review of the complexity of services provided and whether the services are provided in a satisfactory and efficient manner; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Trust; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Fund and the Advisor’s separate account fees; (vi) an evaluation of the investment performance of the Fund relative to other comparable funds and relevant indices; (vii) an evaluation of the fee structure, any fee waivers, and the Fund’s expense ratio, and a comparison of them in relation to those of similar funds and other clients of the Advisor; (viii) the Advisor’s financial statements and profitability; (ix) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust; (x) whether fee levels reflect the extent to which economies of scale would be realized as the Fund grows for the benefit of the Fund’s shareholders; (xi) the Advisor’s policies and procedures that are in place to address, among other things, informational and cyber-related security; and (xii) the Advisor’s current plans for facilitating compliance with new Securities and Exchange Commission rules and related amendments.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement, including the matters covered at the April 14, 2023 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to the Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor has the resources, capabilities and personnel necessary to manage the Fund; (ii) based on the services that the Advisor provides to the Fund under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation paid to the Advisor was fair and equitable; (iii) the Advisor’s direct and indirect expenses in providing advisory services to the Fund were reasonable; (iv) the difference in management fees between the Fund and the separate accounts managed

84	The CCM Community Impact Bond Fund

by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; and (v) breakpoints were not relevant at this time given the Fund’s asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to continue the Advisory Agreement with the Advisor for an additional one-year period.

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Apex Fund Services

Three Canal Plaza, Group Floor

Portland, ME 04101

Legal Counsel:

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

Robert Dickerson, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

261 North University Drive ■ Suite 520 ■ Plantation, FL 33324

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Irvin Henderson, a member of the Registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Henderson is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $103,100 and $104,630 for fiscal years ended May 31, 2023 and May 31, 2022, respectively.

(b)	Audit-Related Fees. The aggregate fees billed for each of the last two fiscal years for assurance and related services by the Registrant's principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 and $0 for the fiscal years ended May 31, 2023 and May 31, 2022, respectively.

(c)	Tax Fees. The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $13,250 and $13,250 for the fiscal years ended May 31, 2023 and May 31, 2022, respectively.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the Registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the fiscal years ended May 31, 2023 and May 31, 2022, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee chairman approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the Registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended May 31, 2023 and May 31, 2022 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the Registrant's principal accountant for the Registrant's adviser.

(h)	Not applicable.

(i)	Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)	Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Annual Report to Stockholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
Date: August 8, 2023	President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
Date: August 8, 2023	President and Principal Executive Officer

By (Signature and Title)*	/s/ James H. Malone
James H. Malone,
Date: August 8, 2023	Treasurer and Principal Financial Officer

*	Print the name and title of each signing officer under his or her signature.